UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01436
                                   ---------

                           CAPSTONE SERIES FUND, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

      5847 SAN FELIPE, SUITE 4100, HOUSTON, TEXAS                    77057
      ----------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)

                         BISYS FUND SERVICES OHIO, INC.
                         3435 STELZER ROAD
                         COLUMBUS, OHIO 43219
                         -------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631
                                                    ------------

Date of fiscal year end: APRIL 30
                        ---------

Date of reporting period: OCTOBER 31, 2006
                         -----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [Sec] 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

October 31, 2006

                                [LOGO OF STEWARD]

                                S T E W A R D(SM)
                             ----------------------
                             M U T U A L  F U N D S

           STEWARD FUNDS
           MANAGING WEALTH, PROTECTING VALUES

--------------------------------------------------------------------------------
   SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT

                                               Steward Multi-Manager Equity Fund
[LOGO OF STEWARD FUNDS]
   S T E W A R D(SM)                        Steward Domestic All-Cap Equity Fund
----------------------
M U T U A L  F U N D S                             Steward Small-Cap Equity Fund

MANAGING WEALTH, PROTECTING VALUES             Steward International Equity Fund

                                                        Steward Select Bond Fund

                                             Steward Short-Term Select Bond Fund

                                                                October 31, 2006

    Dear Shareholder:

    We are pleased to present the Semi-Annual Report for the Steward Funds for the period ending October 31, 2006. The Semi-Annual Report includes commentary from our independent screening firm, Steward Fund Consulting, as well as market commentaries, performance reviews and outlook from portfolio managers.

    CULTURALLY SCREENED INVESTMENTS
    The Steward Funds are proud to offer investors funds that are screened to avoid investment in pornography and abortion and companies that are substantial producers of alcohol, gambling and tobacco. The Funds' independent screening resource firm, Steward Fund Consulting, has extensive experience in the values-based investing business and brings a wealth of knowledge of screening for Christian based investors.

    STEWARD FUNDS - SEVERAL ASSET ALLOCATION CHOICES
    The Steward Funds make it possible to construct a values based screened asset allocation for your investment portfolio, offering you fixed, equity and international equity for your investing solutions.

    The Steward Funds include:

      o Steward Multi-Manager Equity Fund - invests primarily in U.S. domestic small, medium and large capitalization companies.
      o Steward Domestic All-Cap Equity Fund - invests primarily in companies that represent a broad spectrum of the economy.
      o Steward Small-Cap Equity Fund - invests primarily in U.S. small capitalization companies.
      o Steward International Equity Fund - invests primarily in ADRs of foreign corporations.
      o Steward Select Bond Fund - invests primarily in corporate bonds, mortgage-backed securities, and government and agency bonds and notes.
      o Steward Short-Term Select Bond Fund - invests primarily in 1-3 year U.S. Treasuries, U.S. government agencies and investment grade corporate bonds.

    THANK YOU FOR SELECTING THE STEWARD FUNDS
    Your business is important to us. In the past two years the Funds have grown to nearly $500 million in assets. This growth would not have been possible without the many referrals that we have received, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800.262.6631. We look forward to fulfilling your investment needs for many years to come.

    Sincerely,

    /s/ Ed Jaroski

    Ed Jaroski                 [PHOTO OF ED JAROSKI]
    President
    Steward Funds

    STEWARD FUNDS CULTURAL SCREENING

                                                  Period ending October 31, 2006

    Dear Steward Mutual Fund Shareholder:

    The Steward Funds seek to prevent ownership in companies that choose to be in the business of, or are predominantly known for, the manufacture of pornography; abortion products and/or services; alcoholic beverages; tobacco products; and the increasingly popular business of gambling. As such, the Funds have engaged Steward Fund Consulting (SFC) to actively research the products and policies of public companies to protect the Fund's shareholders from unwittingly owning them through the Steward Fund Group.

    In the course of SFC's research operations, SFC focuses entirely on identifying companies that the Funds may not invest in; a so-called "avoidance" or "exclusionary" screening methodology. The Funds do not engage in the practices of choosing companies to invest in for the purposes of promoting any form of social policy. This practice, known as "positive screening", is often done in order to make a political and/or social statement. The Fund believes that its role is one of upholding the beliefs of the Funds' shareholders while maximizing shareholder return and value, and not to attempt to manipulate social policy.

    Once again, we have witnessed in the past year an increasing number of public companies involved in the businesses of gambling and alcohol. More importantly, we have also witnessed a disturbing trend of an increasing number of mainstream companies deciding to participate in the destructive business of pornography. For example, we are identifying video game and cell phone companies among those willing to integrate and package pornography into their otherwise traditional products and services. Companies are also acquiring amateur video providers, which include pornographic content. SFC continues to monitor this trend to see if the pornographic material is packaged for distribution.

    SFC adopted President Bush's August 9, 2001 Federal Funding Guidelines and Regulations for Stem Cell Research as an additional guide to the abortion screening. SFC anticipates the Stem Cell Research arena will continue to be challenging as more companies become involved in research and testing of stem cells.

    As you know, SFC will remain diligent in the coming months to protect your interests from these companies on a best efforts basis.

    We thank you for your investment.

    Sincerely,

    Steward Fund Consulting

    STEWARD MULTI-MANAGER EQUITY FUND
    Investment Adviser
    Russell Investment Management Company

                                                  Period ending October 31, 2006

    FUND PERFORMANCE

    The Steward Multi-Manager Equity Fund returned 2.31% for the Individual class shares and 2.39% for the Institutional Class shares for the six months ended October 31, 2006, underperforming its benchmark, the Russell 3000(R) Index, which gained 6.26% over the same period.

    MARKET OVERVIEW

    Value outperformed growth during the six month period ending October 31, 2006. The Russell 3000(R) Value Index increased by 9.83%, while the Russell 3000(R) Growth Index gained only 2.80%. Large capitalization companies outperformed small capitalization companies as reflected in the returns of the Russell 2000(R) Index (0.89%) and the Russell 3000(R) Index (6.26%).

    Within the Russell 3000(R) Index, five sectors had positive returns for every one that fell during the six month period ending October 31, 2006. Integrated oils and other energy, two sectors that normally correlate, were at opposing ends of the return spectrum over the quarter. Integrated oils was among the best performing sectors over the period, as bellwethers such as Exxon Mobil and Chevron reported record levels of profitability. The other energy sector, in contrast, was the worst performing segment of the market. The stock prices of many companies in the sector, particularly in the refining and oil services areas declined in response to declines in energy prices. The materials and processing sector performance lagged the benchmark due to weakness in the commodity markets. Producer durables and autos and transportation stocks lagged due to general concerns over slowing economic conditions.

    While defensive trends established in May continued through most of the six month period, cyclical stocks rallied from August forward to lead the market higher. While concerns lingered over the extent of the economic slowdown, markets rose over the last half of the period. This was in response to significant declines in commodity and energy prices, as well as continued strength in corporate earnings. In addition, the market's preference for dividend yield continued during the period which was a significant benefit to the utilities sector, the best performing sector in the market.

    FACTORS AFFECTING PERFORMANCE

    Weak stock selection detracted most from Fund performance, particularly within the technology sector, but also within the producer durables, autos and transportation, and health care sectors. Sector allocations also detracted from returns mostly as a result of an underweight to the utilities sector and an overweight to the autos and transportation and producer durables sectors. This more than offset the positive impact to performance from an underweight to the other energy sector. An underweight to the largest capitalization stocks and an overweight to higher growth stocks detracted from performance as well.

    Performance was also negatively affected by the cultural values-based investment policies of the Fund. These policies require the Fund to use its best efforts to avoid investing in companies that are recognized as being materially involved with pornography, abortion, alcohol, gambling or tobacco. The Board has sole responsibility for approving the list of companies whose securities are prohibited investments for the Fund. For the six month period ending October 31, 2006, this policy negatively impacted Fund performance as companies on the prohibited securities list, particularly those involved in media (which are prohibited under the Fund's pornography screen), outperformed the Fund's benchmark.

    Jacobs Levy Equity Management, Inc., a market-oriented quantitative manager, underperformed the Fund benchmark due to both weak stock selection and sector allocation. Stock selection within the technology, producer durables, and materials and processing sectors detracted most from performance, more than offsetting the positive contribution from stock selection within the financial services sector. Sector allocations detracted from the returns as a result of an overweight to the autos and transportation sector and underweights to the consumer staples, technology and utilities sectors.

    Ark Asset Management Co, Inc., a growth manager, underperformed the Fund benchmark by a sizable margin primarily due to weak stock selection, although sector weighting decisions detracted from performance as well. Stock selection within the technology sector detracted the most from performance, although weak stock selection within the health care and autos and transportation sectors detracted from results as well. Sector allocations also detracted from returns as a result of a meaningful underweight to the utilities sector and overweights to the producer durables and autos and transportation sectors.

    Lord, Abbett & Co, Inc., a small cap market oriented manager, underperformed the Fund's benchmark primarily due to weak stock selection, although sector weighting decisions detracted from performance as well. Stock selection within the producer durables, health care, financial services, materials and processing, consumer discretionary, and autos and transportation sectors detracted from performance. Sector allocations detracted from returns as well due to a lack of exposure to the utilities sector, an underweight to the consumer staples sector and overweights to the producer durables and materials and processing sectors.

    MFS Institutional Advisors, Inc., a value manager, outperformed the Fund benchmark due to both stock selection and sector allocations. Stock selection within the financial services, producer durables, health care and consumer discretionary sectors contributed positively to performance. Sector allocations contributed positively to performance as a result of underweights to the other energy and technology sectors and overweights to the utilities and integrated oils sectors. This more than offset the negative impact from overweights to the materials and processing and producer durables sectors.

    AllianceBernstein L.P., a value manager, outperformed the Fund benchmark due to both favorable sector weighting decisions and stock selection. Stock selection within the consumer discretionary, health care and other energy sectors contributed positively to performance. Sector allocations contributed positively as a result of an underweight to the other energy sector and overweights to the integrated oils and utilities sectors.

    FUND STRUCTURE

    There were no changes to the Fund structure or the money managers within the Fund during the period.

    STEWARD DOMESTIC ALL-CAP EQUITY FUND

                                                  Period ending October 31, 2006

    FUND PERFORMANCE

    For the six month period ended October 31, 2006, the Steward Domestic All-Cap Equity Fund returned 2.37% for the Individual class shares and 2.50% for the Institutional Class shares. The return for the S&P Composite 1500 for the same period was 5.19%. The individual index component returns were: 6.11% for the S&P 500, (1.59%) for the S&P Mid Cap 400 and (0.71%) for the S&P Small Cap 600.

    MARKET OVERVIEW

    The equity market experienced mixed results over the past six months with large capitalization stocks substantially outperforming their mid and small cap counterparts. The U.S. economy continued to grow but at a slower pace in the second and third quarter of 2006 with GDP expanding at 2.6% and 1.6% respectively. Unemployment has been pushed all the way down to 4.4% creating tight labor markets in various areas.

    Sharp declines in the housing sector both in new construction and existing sales will constrain growth into 2007; however recent moderating crude oil prices will increase consumer discretionary spending in the near term. Inflation has been contained for most of the period, but recent readings have been elevated somewhat. The Federal Reserve has held the Fed Funds rate at 5.25% for the third consecutive meeting indicating that the interest rate tightening cycle may be over.

    Corporate earnings remain strong with the S&P 500 second and third quarter operating earnings estimated to grow at 13%. This would mark the 18th consecutive quarter of double-digit operating earnings growth for the S&P 500 and it is estimated to continue for the fourth quarter.

    FACTORS AFFECTING PERFORMANCE

    The Fund's overweighting in the S&P Mid Cap 400 and the S&P Small Cap 600 relative to the S&P Composite 1500 was the primary contributor to the lower performance. The Fund's current structure allocates the benchmarks of the S&P 500, S&P Mid Cap 400 and S&P Small Cap 600 at 55%, 25% and 20%, respectively. This compares to the S&P Composite 1500 which is allocated in the same benchmarks at 88%, 8% and 4%, respectively as of April 30, 2006.

    Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Various restricted securities such as Altria Group, Inc. (tobacco) and Comcast, Corp. (pornography) substantially outperformed the Index with returns of 13.62% and 31.41% respectively, negatively impacting the Fund during the period. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

    CURRENT STRATEGY

    The Fund's strategy is to use a multiple capitalization equity style while adhering to cultural values investment policies. The Fund will determine the percentage that will be allocated in each market capitalization range and these allocations can vary with market conditions. The Fund will then implement these allocations using appropriate large, mid and small cap benchmarks targeted for each percentage allocation of the portfolio. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another except to comply with its cultural values investment policies.

    STEWARD SMALL-CAP EQUITY FUND

                                                  Period ending October 31, 2006

    FUND PERFORMANCE

    For the six month period ended October 31, 2006, the Steward Small-Cap Equity Fund returned (0.68%) for the Individual class shares and (0.15%) for the Institutional Class shares. The return for the S&P Small Cap 600 for the same period was (0.71%).

    MARKET OVERVIEW

    The equity market experienced mixed results over the past six months with large capitalization stocks substantially outperforming their mid and small cap counterparts. The U.S. economy continued to grow but at a slower pace in the second and third quarter of 2006 with GDP expanding at 2.6% and 1.6% respectively. Unemployment has dropped all the way down to 4.4% creating tight labor markets in various areas.

    Sharp declines in the housing sector both in new construction and existing sales will constrain growth into 2007; however recent moderating crude oil prices will increase consumer discretionary spending in the near term. Inflation has been contained for most of the period, but recent readings have been elevated somewhat. The Federal Reserve has held the Fed Funds rate at 5.25% for the third consecutive meeting indicating that the interest rate tightening cycle may be over.

    Corporate earnings remain strong with the S&P 500 second and third quarter operating earnings estimated to grow at 13%. This would mark the 18th consecutive quarter of double-digit operating earnings growth for the S&P 500 and it is estimated to continue for the fourth quarter.

    FACTORS AFFECTING PERFORMANCE

    The Fund is managed to adhere to cultural values investment policies and attempts to provide portfolio characteristics and performance similar to that of the S&P Small Cap 600 Index. The Fund also uses a quantitative screen to provide additional performance potential. Several screened securities such as NVR, Inc. substantially underperformed the Index with a return of (25.63%) enhancing the Fund's performance during the period.

    Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. The cultural values restricted securities that the Fund does not hold had minimal impact on the overall performance during the period. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

    CURRENT STRATEGY

    The Fund's strategy is to provide effective diversified small cap equity exposure while adhering to cultural values investment policies. In addition, the Fund utilizes quantitative analysis to identify companies with less desirable characteristics and removes them from the investment universe to potentially enhance performance. The Fund's general composition however will reflect the overall domestic small cap market represented by its benchmark.

    STEWARD INTERNATIONAL EQUITY FUND

                                                  Period ending October 31, 2006

    FUND PERFORMANCE

    For the six month period ended October 31, 2006, the Steward International Fund returned 2.61% for the Individual class shares and 2.71% for the Institutional Class shares. The return for the S&P ADR Index was 3.71% and for comparison purposes to the U.S. domestic equity market, the S&P 500 returned 6.11% for the same time period.

    MARKET OVERVIEW

    The developed international stock markets generated overall positive results for the reporting period reflecting continued economic growth and rising corporate earnings. While all the major developed markets represented in the portfolio experienced economic growth; Finland, Hong Kong and Ireland were particularly strong with their last reported real GDP year over year growth of 6.6%, 5.2% and 5.0% respectively. Inflation has generally been contained across the board and interest rates have remained moderate with only Brazil having a double digit central bank rate.

    Unemployment continues to remain low among the developed countries with the exception of countries such as France and Germany, which for political reasons have higher rates. While oil prices have remained high during most of the period, recent moderation will have a positive impact globally for the near future.

    FACTORS AFFECTING PERFORMANCE

    The Fund is managed to adhere to cultural values investment policies and attempts to provide portfolio characteristics and performance similar to that of the S&P ADR Index. The S&P ADR Index is a broadly diversified, international index composed of 24 foreign markets. The Fund slightly underperformed the benchmark during this period.

    The addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography can affect the performance of the Fund. Various restricted securities such as Imperial Tobacco Group plc (tobacco) and Shire PLC (abortion) substantially outperformed the Index with returns of 15.13% and 15.95% respectively, negatively impacted the Fund during the period. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

    CURRENT STRATEGY

    The Fund's strategy is to provide effective diversified international developed equity markets exposure while adhering to cultural values investment policies. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another except to comply with its cultural values investment policies. The Fund will reflect the general composition of the overall global equity market represented by its benchmark.

    STEWARD SELECT BOND FUND
    Investment Adviser
    Capstone Asset Management Company
                                                  Period ending October 31, 2006

    FUND PERFORMANCE

    For the six-month period May 1, 2006, through October 31, 2006, the Steward Select Bond Fund returned 3.46% for the Individual class shares and 3.60% for the Institutional Class shares. For comparison purposes the Lehman Aggregate Bond Index returned 4.60% for the same period.

    MARKET OVERVIEW

    After an extended policy shift to raise short-term interest rates from historically extremely low levels, the Federal Reserve Board has held the Federal funds rate at 5.25% since its June 29th meeting. Policymakers continued to warn that the risk of inflationary pressure may outweigh the risk of an economic recession and that future interest rate hikes may become necessary. The U.S. credit markets, however, have discounted these warnings so far this year, and bond market prices have rallied steadily since the Federal Reserve has held rates steady. Longer maturity issues have fallen in yield about 0.50%, and intermediate notes have fallen about 0.30%.

    All investment sectors have participated in the price rally. Securitized instruments including mortgage and asset-backed securities have been the best performing instruments, followed by corporate and U.S. agency issues. U.S. Treasuries have had the lowest total rates of return. Investors who have assumed higher levels of credit risk have been the most highly rewarded during this period. Non-investment grade issues have generally had higher returns than investment grade issues.

    FACTORS AFFECTING PERFORMANCE

    The Fund is managed to adhere to cultural values investment policies and attempts to provide portfolio characteristics and performance similar to that of the Lehman Aggregate bond index. The Aggregate Index is a broadly diversified index composed of U.S. Treasury and agency issues, corporate bonds, mortgage-backed securities and other fixed income securities issued by non-U.S. entities. The Fund's overall characteristics and performance were generally in line with the benchmark.

    Performance of the Fund can also be affected by the addition of cultural values investment policies which avoid investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. There have been no difficulties to date in accomplishing the Fund's objective given these restrictions.

    CURRENT STRATEGY

    The Fund's strategy is to provide effective diversified current income with the preservation of investment capital while adhering to cultural values investment policies. The Fund managers will remain diligent at seeking to identifying securities that provide attractive relative returns to similarly credit-rated issues. At the same time, the Fund managers will incorporate higher yielding, but less liquid securities to improve the Fund's overall yield characteristics. Overall interest rate risks will be maintained at levels consistent with the Fund's stated benchmark.

    STEWARD SHORT-TERM SELECT BOND FUND
    Investment Adviser
    Capstone Asset Management Company
                                                  Period ending October 31, 2006

    FUND PERFORMANCE

    For the six-month period May 1, 2006, through October 31, 2006, the Steward Short-Term Select Bond Fund returned 2.04% for the Individual Class shares and 2.39% for the Institutional Class shares. For comparison purposes the equally weighted index blend of the Merrill Lynch 1-3 Year Treasury Index, the Merrill Lynch 1-3 Year Government Agency Index and the Merrill Lynch 1-3 Year Investment Grade Corporate Index returned 2.89% for the same period.

    MARKET OVERVIEW

    The Federal Reserve Board policymakers have decided to hold short-term interest steady since their June meeting. As a result, bond market participates have begun to anticipate future declines in U.S. interest rates, and prices for short-term securities have begun to rise. The yield on two-year Treasury notes has fallen about 0.25% since May 2006. As a result, all 1-3 year sectors have experienced solid total returns for the six-month period: 1-3 year corporate securities have earned 3.12%; 1-3 year agencies have earned 3.00%; and 1-3 year Treasuries have earned 2.79%.

    FACTORS AFFECTING PERFORMANCE

    The Fund is managed to adhere to cultural values investment policies and attempts to provide portfolio characteristics and performance similar to that of an equally blended combination of the Merrill Lynch 1-3 Year Treasury Index, the Merrill Lynch 1-3 Year Government Agency Index, and the Merrill Lynch 1-3 Year Investment Grade Corporate Index. Performance of the Fund can be affected by the addition of cultural values investment policies which avoid investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. There have been no difficulties to date in accomplishing the Fund's objective given these restrictions.

    CURRENT STRATEGY

    The Fund's strategy is to provide effective diversified current income with the preservation of investment capital while adhering to cultural values investment policies. The Fund managers will remain diligent at seeking to identifying securities that provide attractive relative returns to similarly credit-rated issues. At the same time, the Fund managers will strive to maintain sector and interest rate risks at levels consistent with the Fund's stated benchmark.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Multi-Manager Equity Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                    PERCENT*
                                                                            --------
Aerospace/Defense                                                               2.1%
Air Freight/Logistics                                                           0.8
Airlines                                                                        0.7
Auto Components                                                                 0.4
Automobiles                                                                     0.1
Beverages                                                                       2.0
Biotechnology                                                                   2.5
Building Products                                                               0.6
Capital Markets                                                                 4.7
Chemicals                                                                       2.1
Commercial Banks                                                                2.2
Commercial Services/Supplies                                                    0.3
Communications Equipment                                                        3.5
Computers/Peripherals                                                           3.3
Construction/Engineering                                                        0.2
Construction Materials                                                          0.1
Consumer Finance                                                                0.8
Containers/Packaging                                                            0.2
Diversified Consumer Services                                                   0.3
Diversified Financial Services                                                  4.6
Diversified Telecommunication Services                                          2.4
Electric Utilities                                                              0.9
Electrical Equipment                                                            0.5
Electronic Equipment/Instruments                                                0.9
Energy Equipment/Services                                                       1.5
Food/Staples Retailing                                                          1.2
Food Products                                                                   1.4
Health Care Equipment/Supplies                                                  2.2
Health Care Providers/Services                                                  4.5
Health Care Technology                                                          0.0
Hotels, Restaurants/Leisure                                                     1.4
Household Durables                                                              0.4
Household Products                                                              1.8
Independent Power Producers/Energy Traders                                      0.5
Industrial Conglomerates                                                        1.8
Insurance                                                                       5.7
Internet Software/Services                                                      2.1
IT Services                                                                     1.1
Leisure Equipment/Products                                                      0.4
Machinery                                                                       1.8
Marine                                                                          0.0
Media                                                                           0.8
Metals/Mining                                                                   0.6
Multi-Utilities                                                                 0.6
Multiline Retail                                                                1.6
Oil, Gas & Consumable Fuels                                                     5.2
Paper/Forest Products                                                           0.2
Pharmaceuticals                                                                 5.2
Real Estate Investment Trust                                                    0.3
Real Estate Management - Service                                                0.2
Road/Rail                                                                       1.3
Semiconductors/Semiconductor Equipment                                          3.2
Software                                                                        4.9
Speciality Retail                                                               3.5
Textiles Apparel/Luxury Goods                                                   0.7
Time Deposits                                                                   5.2
Thrifts/Mortgage Finance                                                        1.4
Trading Companies/Distributors                                                  0.6
Treasury Bills                                                                  0.3
Wireless Telecommunication Services                                             0.5
                                                                              -----
   Total Net Assets                                                           100.3%
                                                                              =====

*Percentages indicated are based on net assets as of October 31, 2006.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Domestic All-Cap Equity Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                    PERCENT*
                                                                            --------
Aerospace/Defense                                                               2.1%
Air Freight/Logistics                                                           1.0
Airlines                                                                        0.3
Auto Components                                                                 0.4
Automobiles                                                                     0.4
Beverages                                                                       1.1
Biotechnology                                                                   1.2
Building Products                                                               0.3
Capital Markets                                                                 2.9
Chemicals                                                                       1.9
Commercial Banks                                                                4.5
Commercial Services/Supplies                                                    2.2
Communications Equipment                                                        2.3
Computers/Peripherals                                                           2.5
Construction/Engineering                                                        0.4
Construction Materials                                                          0.3
Consumer Finance                                                                0.7
Containers/Packaging                                                            0.4
Distributors                                                                    0.1
Diversified Consumer Services                                                   0.4
Diversified Financial Services                                                  3.2
Diversified Telecommunication Services                                          1.8
Electric Utilities                                                              1.9
Electrical Equipment                                                            0.8
Electronic Equipment/Instruments                                                1.8
Energy Equipment/Services                                                       2.7
Food/Staples Retailing                                                          1.6
Food Products                                                                   1.5
Gas Utilities                                                                   1.3
Health Care Equipment/Supplies                                                  3.0
Health Care Providers/Services                                                  2.9
Hotels, Restaurants/Leisure                                                     1.6
Household Durables                                                              1.1
Household Products                                                              1.5
Independent Power Producers/Energy Traders                                      0.3
Industrial Conglomerates                                                        2.4
Insurance                                                                       4.8
Internet Software/Services                                                      1.0
IT Services                                                                     2.0
Leisure Equipment/Products                                                      0.4
Life Science Tools and Services                                                 0.7
Machinery                                                                       2.7
Marine                                                                          0.1
Media                                                                           1.5
Metals/Mining                                                                   1.2
Multi-Utilities                                                                 2.0
Multiline Retail                                                                0.9
Office Electronics                                                              0.1
Oil, Gas & Consumable Fuels                                                     6.3
Paper/Forest Products                                                           0.3
Personal Products                                                               0.2
Pharmaceuticals                                                                 3.5
Real Estate Investment Trust                                                    2.6
Road/Rail                                                                       1.0
Semiconductors/Semiconductor Equipment                                          3.1
Short Term Investments                                                          0.1
Software                                                                        3.3
Speciality Retail                                                               3.9
Textiles Apparel/Luxury Goods                                                   0.9
Thrifts/Mortgage Finance                                                        1.7
Trading Companies/Distributors                                                  0.3
Water Utilities                                                                 0.1
Wireless Telecommunication Services                                             0.5
                                                                              -----
   Total Net Assets                                                           100.0%
                                                                              =====

*Percentages indicated are based on net assets as of October 31, 2006.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Small-Cap Equity Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                    PERCENT*
                                                                            --------
Aerospace/Defense                                                               2.1%
Air Freight/Logistics                                                           0.2
Airlines                                                                        0.5
Auto Components                                                                 0.4
Automobiles                                                                     0.3
Beverages                                                                       0.3
Biotechnology                                                                   0.3
Building Products                                                               1.2
Capital Markets                                                                 0.5
Chemicals                                                                       1.6
Commercial Banks                                                                6.0
Commercial Services/Supplies                                                    4.1
Communications Equipment                                                        1.7
Computers/Peripherals                                                           1.0
Construction/Engineering                                                        1.2
Construction Materials                                                          0.5
Consumer Finance                                                                0.4
Containers/Packaging                                                            0.8
Distributors                                                                    0.3
Diversified Consumer Services                                                   0.2
Diversified Financial Services                                                  0.3
Diversified Telecommunication Services                                          0.3
Electric Utilities                                                              1.3
Electrical Equipment                                                            1.4
Electronic Equipment/Instruments                                                4.7
Energy Equipment/Services                                                       4.2
Food/Staples Retailing                                                          1.1
Food Products                                                                   1.7
Gas Utilities                                                                   2.9
Health Care Equipment/Supplies                                                  5.4
Health Care Providers/Services                                                  3.6
Health Care Technology                                                          0.2
Hotels, Restaurants/Leisure                                                     3.2
Household Durables                                                              1.4
Household Products                                                              0.2
Industrial Conglomerates                                                        0.2
Insurance                                                                       3.1
Internet Software/Services                                                      1.4
IT Services                                                                     2.5
Leisure Equipment/Products                                                      0.7
Life Sciences Tools and Services                                                0.5
Machinery                                                                       5.1
Marine                                                                          0.4
Media                                                                           0.6
Metals/Mining                                                                   2.5
Multi-Utilities                                                                 0.4
Multiline Retail                                                                0.2
Oil, Gas & Consumable Fuels                                                     3.5
Paper/Forest Products                                                           0.5
Personal Products                                                               0.5
Pharmaceuticals                                                                 1.0
Real Estate Investment Trust                                                    3.2
Road/Rail                                                                       1.0
Semiconductors/Semiconductor Equipment                                          3.4
Short Term Investments                                                          0.9
Software                                                                        3.3
Speciality Retail                                                               4.5
Textiles Apparel/Luxury Goods                                                   2.6
Thrifts/Mortgage Finance                                                        2.0
Trading Companies/Distributors                                                  0.3
Water Utilities                                                                 0.2
                                                                              -----
   Total Net Assets                                                           100.0%
                                                                              =====

*Percentages indicated are based on net assets as of October 31, 2006.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2006 (UNAUDITED)

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward International Equity Fund investments by Country.

COUNTRY                                                                     PERCENT*
                                                                            --------
Austria                                                                         0.2%
Australia                                                                       3.6
Brazil                                                                          2.0
Canada                                                                         11.6
Chile                                                                           0.3
China                                                                           0.3
Denmark                                                                         0.3
Finland                                                                         1.5
France                                                                          6.7
Germany                                                                         7.4
Great Britain                                                                  26.1
Greece                                                                          0.3
Hong Kong                                                                       0.8
Ireland                                                                         1.2
Italy                                                                           2.9
Japan                                                                          11.3
Luxembourg                                                                      0.1
Mexico                                                                          1.2
Netherlands                                                                     5.5
New Zealand                                                                     0.1
Norway                                                                          0.7
Portugal                                                                        0.4
Short-Term Investments                                                          1.0
South Korea                                                                     1.1
Spain                                                                           5.2
Sweden                                                                          1.0
Switzerland                                                                     6.5
Taiwan                                                                          0.8
                                                                               ----
   Total Net Assets                                                            99.9%
                                                                               ====

*Percentages indicated are based on net assets as of October 31, 2006.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2006 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Select Bond Fund investment by Industry.

INDUSTRY DIVERSIFICATION                                                    PERCENT*
                                                                            --------
Assets Backed Mortgages                                                         0.5%
Auto Manufacturers                                                              0.5
Brokerage Services                                                              0.8
Capital Markets                                                                 3.8
Commercial Banks                                                                4.8
Computers                                                                       0.5
Consumer Staples                                                                0.5
Diversified Financial Services                                                  0.5
Federal Farm Credit Bank                                                        2.9
Federal Home Loan Bank                                                         12.9
Federal Home Loan Mortgage Corp.                                               18.2
Federal National Mortgage Assoc.                                               25.0
Financial Services                                                              2.9
Forestry                                                                        0.6
Insurance                                                                       2.5
Medium Term Note                                                                4.0
Mortgage Backed Securities - Financial Services                                 1.5
Mortgage Backed Securities - Religious Organizations                            2.1
Oil & Gas - Integrated                                                          0.5
Pharmaceuticals                                                                 0.5
Research & Development                                                          1.0
Retail                                                                          0.5
Semiconductors                                                                  0.5
Short-Term Investments                                                          0.0
Transportation                                                                  0.5
U.S. Treasury Obligations                                                       8.5
Utilities - Electric & Gas                                                      1.0
Utilities - Telecommunications                                                  1.5
                                                                               ----
   Total Net Assets                                                            99.0%
                                                                               ====

*Percentages indicated are based on total net assets as of October 31, 2006.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2006 (UNAUDITED)

                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Short-Term Select Bond Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                    PERCENT*
                                                                            --------
Capital Markets                                                                 4.7%
Commerical Banks                                                                5.2
Computers/Peripherals                                                           2.3
Diversified Financial Services                                                  4.8
Diversified Telecommunication Services                                          2.0
Electric Utilities                                                              3.6
Federal Farm Credit Bank                                                        4.6
Federal Home Loan Bank                                                         16.0
Federal National Mortgage Assoc.                                                9.6
Machinery                                                                       5.9
Medium Term Note                                                                2.4
Mortgage Backed Securities - Financial Services                                 3.6
Pharmaceuticals                                                                 2.3
Short Term Investments                                                          1.7
U.S. Treasury Obligations                                                      30.2
                                                                               ----
   Total Net Assets                                                            98.9%
                                                                               ====

*Percentages indicated are based on net assets as of October 31, 2006.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
COMMON STOCKS (94.8%)

AEROSPACE & DEFENSE (2.1%)
Boeing Co.                                              8,150   $    650,859
Curtiss-Wright Corp.                                    5,800        196,272
General Dynamics Corp.                                  3,500        248,850
Goodrich Corp.                                          9,500        418,855
Hexcel Corp.(b)                                        14,100        228,279
Lockheed Martin Corp.                                   9,580        832,789
Northrop Grumman Corp.                                 11,210        744,232
Precision Castparts Corp.                                 600         40,836
United Technologies Corp.                              10,580        695,318
                                                                ------------
                                                                   4,056,290
                                                                ------------
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.                           2,000         83,480
Expeditors International of Washington, Inc.            5,200        246,532
FedEx Corp.                                             8,000        916,320
Hub Group, Inc., Class A(b)                             1,100         29,876
United Parcel Service, Inc., Class B                    3,900        293,865
                                                                ------------
                                                                   1,570,073
                                                                ------------
AIRLINES (0.7%)
AirTran Holdings, Inc.(b)                              10,500        104,685
Alaska Air Group, Inc.(b)                                 800         32,120
Republic Airways Holdings, Inc.(b)                      1,600         28,592
Southwest Airlines Co.                                 13,900        208,917
UAL Corp.(b)                                            7,400        265,956
US Airways Group, Inc.(b)                              13,100        653,166
                                                                ------------
                                                                   1,293,436
                                                                ------------
AUTO COMPONENTS (0.4%)
American Axle & Manufacturing Holdings, Inc.            1,850         34,688
ArvinMeritor, Inc.                                      1,900         28,538
Autoliv, Inc.                                           3,450        196,201
BorgWarner, Inc.                                        1,200         69,000
Goodyear Tire & Rubber Co.(b)                           8,300        127,239
Johnson Controls, Inc.                                  1,840        150,034
Magna International, Inc., Class A                        800         59,840
TRW Automotive Holdings Corp.(b)                        2,100         53,865
Visteon Corp.(b)                                        3,900         28,782
                                                                ------------
                                                                     748,187
                                                                ------------
AUTOMOBILES (0.1%)
Ford Motor Co.                                          8,700         72,036
General Motors Corp.                                    5,900        206,028
                                                                ------------
                                                                     278,064
                                                                ------------
BEVERAGES (2.0%)
Coca-Cola Co.                                          30,200      1,410,944
Coca-Cola Enterprises, Inc.                            10,800        216,324
PepsiCo, Inc.                                          33,630      2,133,487
                                                                ------------
                                                                   3,760,755
                                                                ------------
BIOTECHNOLOGY (2.5%)
Amgen, Inc.(b)                                         17,000      1,290,470
Biogen Idec, Inc.(b)                                   10,900        518,840
Celgene Corp.(b)                                        9,300        496,992
Cephalon, Inc.(b)                                         600         42,108
Digene Corp.(b)                                         2,000         92,860
Genentech, Inc.(b)                                     14,000      1,166,200
Gilead Sciences, Inc.(b)                                4,500        310,050
Human Genome Sciences, Inc.(b)                         25,100        335,085
Panacos Pharmaceuticals, Inc.(b)                       38,900        266,854
PDL BioPharma, Inc.(b)                                  1,900         40,147
PerkinElmer, Inc.                                       5,100        108,936
Regeneron Pharmaceuticals, Inc.(b)                      1,700         34,085
                                                                ------------
                                                                   4,702,627
                                                                ------------
BUILDING PRODUCTS (0.6%)
Lennox International, Inc.                              1,300         35,048
Masco Corp.                                            27,720        766,458
NCI Building Systems, Inc.(b)                           2,200        131,670
USG Corp.(b)                                            2,500        122,225
                                                                ------------
                                                                   1,055,401
                                                                ------------
CAPITAL MARKETS (4.7%)
Ameriprise Financial, Inc.(b)                           3,080        158,620
Bank of New York Co., Inc.                             10,670        366,728
Charles Schwab Corp.                                   17,500        318,850
Franklin Resources, Inc.                                5,980        681,481
Goldman Sachs Group, Inc.                               9,020      1,711,906
Investment Technology Group, Inc.(b)                    1,400         65,380
Investors Financial Services Corp.                      5,100        200,532
Jefferies Group, Inc.                                   2,300         66,079
Lehman Brothers Holdings, Inc.                          7,660        596,254
Mellon Financial Corp.                                 12,550        486,940
Merrill Lynch & Co., Inc.                              17,280      1,510,618
Morgan Stanley                                         21,700      1,658,531
Northern Trust Corp.                                    3,300        193,776
optionsXpress Holdings, Inc.                            5,900        183,372
Raymond James Financial, Inc.                           1,900         60,534
State Street Corp.                                      3,800        244,074
UBS AG, ADR                                             5,110        305,782
Waddell & Reed Financial, Inc., Class A                 2,200         56,100
                                                                ------------
                                                                   8,865,557
                                                                ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
CHEMICALS (2.1%)
Air Products & Chemicals, Inc.                          2,640   $    183,929
Albemarle Corp.                                         1,900        123,557
Ashland, Inc.                                           1,600         94,560
Dow Chemical Co.                                       13,950        569,021
E.I. Du Pont De Nemours & Co.                          19,000        870,199
H.B. Fuller Co.                                           600         14,874
Hercules, Inc.(b)                                       5,500        100,100
Huntsman Corp.(b)                                       1,900         32,813
Lubrizol Corp.                                          2,300        103,500
Lyondell Chemical Co.                                   4,700        120,649
Nalco Holding Co.(b)                                    2,860         57,858
OM Group, Inc.(b)                                       2,200        125,400
PolyOne Corp.(b)                                        3,400         27,880
PPG Industries, Inc.                                   10,430        713,412
Praxair, Inc.                                           6,030        363,308
Rohm & Haas Co.                                         2,900        150,278
Syngenta AG, ADR                                        8,630        278,145
                                                                ------------
                                                                   3,929,483
                                                                ------------
COMMERCIAL BANKS (2.2%)
AmSouth Bancorp                                         4,900        148,078
BB&T Corp.                                              9,600        417,792
Comerica, Inc.                                          2,400        139,656
Commerce Bancorp, Inc.                                 15,700        548,244
Fifth Third Bancorp                                     1,900         75,715
First Horizon National Corp.                            2,550        100,266
Huntington Bancshares, Inc.                             2,900         70,789
KeyCorp                                                 5,500        204,270
National City Corp.                                     7,150        266,338
PNC Financial Services Group, Inc.                      6,020        421,581
PrivateBancorp, Inc.                                    2,000         82,140
Regions Financial Corp.                                 5,700        216,315
SunTrust Banks, Inc.                                    9,005        711,304
U.S. Bancorp                                            9,627        325,778
Wachovia Corp.                                          4,100        227,550
Wells Fargo & Co.                                       6,800        246,772
                                                                ------------
                                                                   4,202,588
                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Avery Dennison Corp.                                    1,300         82,082
Cenveo, Inc.(b)                                         1,500         29,760
Consolidated Graphics, Inc.(b)                            600         37,302
Covanta Holding Corp.(b)                                1,000         20,330
Kforce, Inc.(b)                                         1,100         16,467
Manpower, Inc.                                          2,300        155,871
Pitney Bowes, Inc.                                        600         28,026
R.R. Donnelley & Sons Co.                               5,300        179,458
The Corporate Executive Board Co.                       1,200        107,784
                                                                ------------
                                                                     657,080
                                                                ------------
COMMUNICATIONS EQUIPMENT (3.5%)

REGION NOT SPECIFIED (3.5%)
CIENA Corp.(b)                                          4,514        106,124
Cisco Systems, Inc.(b)                                 35,050        845,757
Comtech Telecommunications Corp.(b)                     4,900        174,685
Corning, Inc.(b)                                       80,700      1,648,701
Dycom Industries, Inc.(b)                               1,500         34,965
Foundry Networks, Inc.(b)                              13,700        173,442
Harris Corp.                                            3,300        140,580
JDS Uniphase Corp.(b)                                  13,475        195,792
Motorola, Inc.                                         17,800        410,468
QUALCOMM, Inc.                                         68,100      2,478,158
SpectraLink Corp.                                      10,100         93,223
Superior Essex, Inc.(b)                                     -              -
Sycamore Networks, Inc.(b)                             10,600         39,750
Tekelec(b)                                              2,300         33,925
Tellabs, Inc.(b)                                       15,500        163,370
UTStarcom, Inc.(b)                                      8,500         91,545
                                                                ------------
                                                                   6,630,485
                                                                ------------
COMPUTERS & PERIPHERALS (3.3%)
Apple Computer, Inc.(b)                                29,300      2,375,644
Avid Technology, Inc.(b)                                2,800        101,136
Brocade Communications Systems, Inc.(b)                20,000        162,200
Hewlett-Packard Co.                                    29,387      1,138,452
International Business Machines Corp.                   2,100        193,893
Komag, Inc.(b)                                          4,000        153,000
Lexmark International, Inc., Class A(b)                   900         57,231
Network Appliance, Inc.(b)                              2,700         98,550
SanDisk Corp.(b)                                       30,300      1,457,430
Seagate Technology, Inc.(b)                             2,900              -
Stratasys, Inc.(b)                                      7,200        200,736
Sun Microsystems, Inc.(b)                              39,800        216,114
Western Digital Corp.(b)                                3,600         65,808
                                                                ------------
                                                                   6,220,194
                                                                ------------
CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group, Inc.(b)                                    1,200         70,980
Fluor Corp.                                               700         54,901
Foster Wheeler Ltd.(b)                                  1,500         67,425
Jacobs Engineering Group, Inc.(b)                       2,200        166,188
                                                                ------------
                                                                     359,494
                                                                ------------
CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                                    1,200         97,776
                                                                ------------
CONSUMER FINANCE (0.8%)
American Express Co.                                   24,980      1,444,094
First Cash Financial Services, Inc.(b)                  1,400         30,254
                                                                ------------
                                                                   1,474,348
                                                                ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
CONTAINERS & PACKAGING (0.2%)
Packaging Corp. of America                              1,900   $     43,643
Pactiv Corp.(b)                                         4,700        144,948
Smurfit-Stone Container Corp.(b)                       10,590        112,889
Sonoco Products Co.                                     1,900         67,412
                                                                ------------
                                                                     368,892
                                                                ------------
DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group, Inc., Class A(b)                          3,500        129,360
Sotheby's                                               3,500        133,000
Strayer Education, Inc.                                 2,200        248,864
                                                                ------------
                                                                     511,224
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America Corp.                                  69,761      3,758,025
CIT Group, Inc.                                         6,200        322,710
Citigroup, Inc.                                        54,400      2,728,704
JPMorgan Chase & Co.                                   38,968      1,848,642
                                                                ------------
                                                                   8,658,081
                                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
AT&T, Inc.                                             51,500      1,763,875
BellSouth Corp.                                        10,300        464,530
Citizens Communications Co.                             4,800         70,368
Embarq Corp.                                            5,047        244,022
Level 3 Communications, Inc.(b)                        62,400        330,096
Telus Corp. ADR                                           800         45,888
Verizon Communications, Inc.                           45,978      1,701,186
                                                                ------------
                                                                   4,619,965
                                                                ------------
ELECTRIC UTILITIES (0.9%)
American Electric Power Co., Inc.                       4,200        174,006
Edison International                                    5,300        235,532
Entergy Corp.                                           4,180        358,769
FirstEnergy Corp.                                       4,800        282,480
FPL Group, Inc.                                         6,830        348,330
Pinnacle West Capital Corp.                             2,250        107,573
PPL Corp.                                               2,230         76,980
Progress Energy, Inc.                                   2,900        133,400
                                                                ------------
                                                                   1,717,070
                                                                ------------
ELECTRICAL EQUIPMENT (0.5%)
Acuity Brands, Inc.                                       600         29,724
Cooper Industries Ltd.                                  1,040         93,028
Emerson Electric Co.                                    5,600        472,640
Genlyte Group, Inc.(b)                                  3,800        293,588
Rockwell Automation, Inc.                               1,510         93,620
                                                                ------------
                                                                     982,600
                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Arrow Electronics, Inc.(b)                              2,400         71,640
Avnet, Inc.(b)                                          4,100         97,088
Benchmark Electronics, Inc.(b)                          2,000         53,100
Flextronics International Ltd.(b)                       3,700         42,920
Ingram Micro, Inc.(b)                                   4,900        100,989
Insight Enterprises, Inc.(b)                              900         19,341
Itron, Inc.(b)                                          3,800        206,872
KEMET Corp.(b)                                          2,900         21,315
LoJack Corp.(b)                                         3,400         67,864
Measurement Specialties, Inc.(b)                       11,000        240,570
Mettler-Toledo International, Inc.(b)                     700         48,055
Molex, Inc.                                             2,600         90,740
RadiSys Corp.(b)                                        7,700        141,141
Sanmina-SCI Corp.(b)                                   36,300        143,385
Solectron Corp.(b)                                     27,500         91,850
Tech Data Corp.(b)                                      1,500         59,025
Technitrol, Inc.                                        1,400         35,308
X-Rite, Inc.                                           10,400        117,624
                                                                ------------
                                                                   1,648,827
                                                                ------------
ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes, Inc.                                      7,500        517,875
Basic Energy Services Inc.(b)                           1,100         26,884
Cameron International Corp.(b)                         11,600        581,160
Global Industries, Ltd.(b)                              5,000         83,000
Helix Energy Solutions Group, Inc.(b)                   3,800        122,740
Hercules Offshore, Inc.(b)                              1,100         39,182
Noble Corp.                                             1,170         82,017
Oceaneering International, Inc.(b)                      3,100        111,569
Rowan Cos., Inc.                                        1,800         60,084
Schlumberger Ltd.                                       8,200        517,256
Smith International, Inc.                              10,600        418,488
TETRA Technologies, Inc.(b)                             4,400        113,960
Todco, Class A(b)                                       4,400        150,172
                                                                ------------
                                                                   2,824,387
                                                                ------------
FOOD & STAPLES RETAILING (1.2%)
CVS Corp.                                              12,500        392,250
Kroger Co.                                             25,700        577,993
Safeway, Inc.                                           5,500        161,480
Wal-Mart Stores, Inc.                                  20,900      1,029,952
Whole Foods Market, Inc.                                2,600        165,984
                                                                ------------
                                                                   2,327,659
                                                                ------------
FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland Co.                             15,700        604,449
Campbell Soup Co.                                       1,200         44,856

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
ConAgra Foods, Inc.                                     3,800   $     99,370
Dean Foods Co.(b)                                       2,500        104,725
General Mills, Inc.                                     2,300        130,686
H.J. Heinz Co.                                          3,700        155,992
J & J Snack Foods Corp.                                 7,500        250,575
Kellogg Co.                                            10,560        531,274
Kraft Foods, Inc., Class A                              7,000        240,800
Nestle SA, Sponsored ADR                                2,760        235,760
Sanderson Farms, Inc.                                     700         18,571
Sara Lee Corp.                                          7,700        131,670
Tyson Foods, Inc., Class A                              3,170         45,807
                                                                ------------
                                                                   2,594,535
                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Baxter International, Inc.                              4,500        206,865
Boston Scientific Corp.(b)                             16,200        257,742
Dade Behring Holdings, Inc.                             3,000        109,290
DENTSPLY International, Inc.                            3,400        106,352
Greatbatch, Inc.(b)                                     1,400         31,486
Hillenbrand Industries, Inc.                            1,850        108,558
ICON PLC, Sponsored ADR(b)                              5,300        190,164
Kensey Nash Corp.(b)                                    3,000         91,230
Kyphon, Inc.(b)                                         6,800        268,600
Mentor Corp.                                            3,700        173,160
Respironics, Inc.(b)                                    1,400         49,448
St. Jude Medical, Inc.(b)                              61,800      2,122,830
Symmetry Medical, Inc.(b)                               9,300        145,080
TriPath Imaging, Inc.(b)                                2,400         21,936
Varian Medical Systems, Inc.(b)                         4,000        219,440
                                                                ------------
                                                                   4,102,181
                                                                ------------
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Aetna, Inc.                                             6,000        247,320
Amedisys, Inc.(b)                                       9,000        365,130
AmerisourceBergen Corp.                                 3,200        151,040
Cardinal Health, Inc.                                  11,400        746,130
Caremark Rx, Inc.                                      24,000      1,181,520
CIGNA Corp.                                             1,010        118,150
Coventry Health Care, Inc.(b)                           4,000        187,800
DaVita, Inc.(b)                                         5,000        278,150
Health Net, Inc.(b)                                     4,000        166,040
Humana, Inc.(b)                                         7,700        462,000
LCA-Vision, Inc.                                        8,650        303,875
LifePoint Hospitals, Inc.(b)                              700         24,850
McKesson Corp.                                          6,900        345,621
Medco Health Solutions, Inc.(b)                        27,700      1,481,949
Molina Healthcare, Inc.(b)                              1,100         43,153
Option Care, Inc.                                      14,550        184,349
Psychiatric Solutions, Inc.(b)                          1,300         43,160
Sierra Health Services, Inc.(b)                           900         30,816
United Surgical Partners International, Inc.(b)        11,400        282,948
UnitedHealth Group, Inc.                               12,700        619,506
USANA Health Sciences, Inc.(b)                          5,300        238,076
WellPoint, Inc.(b)                                     13,990      1,067,717
                                                                ------------
                                                                   8,569,300
                                                                ------------
HEALTH CARE TECHNOLOGY (0.0%)
Emdeon Corp.(b)                                         3,000         34,950
                                                                ------------
HOTELS, RESTAURANTS & LEISURE (1.4%)
Brinker International, Inc.                             3,100        143,933
Chipotle Mexican Grill, Inc., Class B(b)                1,070         62,488
Darden Restaurants, Inc.                                3,500        146,650
Marriott International, Inc.                           10,900        455,293
McDonald's Corp.                                       28,044      1,175,604
Starbucks Corp.(b)                                      5,700        215,175
YUM! Brands, Inc.                                       6,800        404,328
                                                                ------------
                                                                   2,603,471
                                                                ------------
HOUSEHOLD DURABLES (0.4%)
Black & Decker Corp.                                      800         67,104
Centex Corp.                                            3,100        162,130
Hovnanian Enterprises, Inc.(b)                          3,600        111,060
Ryland Group, Inc.                                        900         41,337
Universal Electronics, Inc.(b)                          8,300        179,529
Whirlpool Corp.                                         2,100        182,553
                                                                ------------
                                                                     743,713
                                                                ------------
HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.                                             10,000        645,600
Colgate-Palmolive Co.                                   2,300        147,131
Kimberly-Clark Corp.                                    3,100        206,212
Procter & Gamble Co.                                   39,080      2,477,281
                                                                ------------
                                                                   3,476,224
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Constellation Energy Group                              4,750        296,400
TXU Corp.                                              10,380        655,289
                                                                ------------
                                                                     951,689
                                                                ------------
INDUSTRIAL CONGLOMERATES (1.8%)
3M Co.                                                  5,200        409,968
General Electric Co.                                   69,400      2,436,634
Textron, Inc.                                           6,200        563,766
Tyco International Ltd.                                 1,800         52,974
                                                                ------------
                                                                   3,463,342
                                                                ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
INSURANCE (5.7%)
ACE Ltd.                                                1,050   $     60,113
AFLAC, Inc.                                               970         43,572
Allstate Corp.                                         18,770      1,151,727
American International Group, Inc.                     25,902      1,739,837
Aon Corp.                                               9,800        340,942
Arthur J. Gallagher & Co.                                 800         22,280
Brown & Brown, Inc.                                     1,500         43,890
Chubb Corp.                                            10,200        542,130
First Acceptance Corp.(b)                               3,600         38,664
First American Financial Corp.                          1,000         40,830
Genworth Financial, Inc., Class A                      13,140        439,402
Hanover Insurance Group, Inc.                           1,200         54,420
Hartford Financial Services Group, Inc.                 9,220        803,707
HCC Insurance Holdings, Inc.                            4,900        164,934
Hilb, Rogal & Hobbs Co.                                 9,300        371,256
Lincoln National Corp.                                  3,300        208,923
Marsh & McLennan Cos., Inc.                             9,900        291,456
MBIA, Inc.                                              2,350        145,747
Mercury General Corp.                                     600         31,062
MetLife, Inc.                                          23,910      1,365,978
Ohio Casualty Corp.                                    11,100        304,473
Old Republic International Corp.                        5,000        112,650
PartnerRe Ltd.                                          1,200         83,904
Principal Financial Group, Inc.                         4,100        231,609
Progressive Corp.                                      11,000        265,870
Protective Life Corp.                                     800         35,400
Prudential Financial, Inc.                              5,850        450,041
RenaissanceRe Holdings Ltd.                               650         35,360
St. Paul Travelers Cos., Inc.                           8,253        421,976
StanCorp Financial Group, Inc.                          1,000         45,690
U.S.I. Holdings Corp.(b)                               19,900        317,007
UnumProvident Corp.                                     5,150        101,867
W.R. Berkley Corp.                                      4,400        162,184
XL Capital Ltd.                                           800         56,440
Zenith National Insurance Corp.                         1,300         60,476
                                                                ------------
                                                                  10,585,817
                                                                ------------
INTERNET SOFTWARE & SERVICES (2.1%)
Akamai Technologies, Inc.(b)                           15,950        747,417
Ariba, Inc.(b)                                            900          6,795
Google, Inc., Class A(b)                                5,722      2,725,904
Netflix, Inc.                                           2,200         60,852
United Online, Inc.                                     2,700         36,504
Webex Communications, Inc.(b)                           1,900         73,055
Websense, Inc.(b)                                      11,500        314,755
                                                                ------------
                                                                   3,965,282
                                                                ------------
IT SERVICES (1.1%)
Accenture Ltd., Class A                                 8,850        291,254
Alliance Data Systems Corp.(b)                          2,100        127,512
Automatic Data Processing, Inc.                        10,100        499,344
CACI International, Inc.(b)                             4,200        241,668
Ceridian Corp.(b)                                       1,800         42,426
Convergys Corp.(b)                                      2,800         59,388
Electronic Data Systems Corp.                          13,700        347,021
Global Payments, Inc.                                   3,800        166,098
Lionbridge Technologies, Inc.(b)                       12,000         81,240
MoneyGram International, Inc.                             900         30,789
TALX Corp.                                              8,400        204,288
Unisys Corp.(b)                                         6,300         41,202
                                                                ------------
                                                                   2,132,230
                                                                ------------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak Co.                                       7,900        192,760
Hasbro, Inc.                                            9,350        242,352
Mattel, Inc.                                           14,300        323,609
                                                                ------------
                                                                     758,721
                                                                ------------
MACHINERY (1.8%)
Actuant Corp.                                           6,700        343,978
Applied Industrial Technologies, Inc.                   2,000         57,480
Bucyrus International, Inc., Class A                    3,900        163,410
Caterpillar, Inc.                                         100          6,071
CLARCOR, Inc.                                           5,300        172,674
Deere & Co.                                             6,200        527,805
Eaton Corp.                                             5,150        373,015
ESCO Technologies, Inc.(b)                              5,500        238,810
Freightcar America, Inc.                                  900         47,853
Gardner Denver, Inc.(b)                                 3,000        101,970
Graco, Inc.                                             6,000        244,560
Illinois Tool Works, Inc.                               1,630         78,126
Ingersoll-Rand Co.                                      2,000         73,420
ITT Industries, Inc.                                    5,700        310,023
Joy Global, Inc.                                        2,900        113,419
Mueller Industries, Inc.                                  900         33,003
SPX Corp.                                               1,700         97,784
The Manitowoc Co., Inc.                                 3,900        214,032
Trinity Industries, Inc.                                3,300        118,998
Wabash National Corp.                                   7,000         98,210
                                                                ------------
                                                                   3,414,641
                                                                ------------
MARINE (0.0%)
Kirby Corp.(b)                                          1,800         63,054
                                                                ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
MEDIA (0.8%)
Clear Channel Communications, Inc.                      1,100   $     38,335
Entravision Communications Corp., Class A(b)           26,000        190,840
Gannett Co., Inc.                                       3,350        198,119
Harris Interactive, Inc.(b)                            13,400         89,512
Interpublic Group of Cos., Inc.(b)                      6,300         68,733
Liberty Global, Inc., Class A(b)                        1,300         34,112
McGraw Hill Cos., Inc.                                  7,500        481,275
New York Times Co., Class A                             2,450         59,217
News Corp.                                             10,324        215,255
Sirius Satellite Radio, Inc.(b)                        25,600         98,048
The McClatchy Co., Class A                                204          8,843
WPP Group PLC, Sponsored ADR                            1,250         80,000
XM Satellite Radio Holdings, Inc., Class A(b)           1,800         20,988
                                                                ------------
                                                                   1,583,277
                                                                ------------
METALS & MINING (0.6%)
Alcoa, Inc.                                             3,600        104,076
Carpenter Technology Corp.                              1,400        149,786
Commercial Metals Co.                                   7,100        188,931
Freeport-McMoRan Copper & Gold, Inc.                    3,600        217,728
Gibraltar Industries, Inc.                              4,500         94,995
Metal Management, Inc.                                  1,200         32,976
Phelps Dodge Corp.                                      1,600        160,608
Quanex Corp.                                            1,800         60,318
Reliance Steel & Aluminum Co.                           1,000         34,350
United States Steel Corp.                               1,600        108,160
                                                                ------------
                                                                   1,151,928
                                                                ------------
MULTI-UTILITIES (0.6%)
CMS Energy Corp.(b)                                     6,600         98,274
Dominion Resources, Inc.                                9,960        806,659
DTE Energy Co.                                          1,450         65,874
Public Service Enterprise Group, Inc.                     770         47,009
TECO Energy, Inc.                                       4,500         74,205
Wisconsin Energy Corp.                                  2,200        101,068
                                                                ------------
                                                                   1,193,089
                                                                ------------
MULTILINE RETAIL (1.6%)
Big Lots, Inc.(b)                                       3,300         69,564
Dillard's, Inc., Class A                                1,200         36,204
Dollar General Corp.                                    4,600         64,538
Family Dollar Stores, Inc.                              7,200        212,040
Federated Department Stores, Inc.                       7,530        330,642
Kohl's Corp.(b)                                         8,000        564,800
Saks, Inc.                                              3,900         75,426
Sears Holdings Corp.(b)                                 5,400        942,138
Target Corp.                                           10,900        645,062
                                                                ------------
                                                                   2,940,414
                                                                ------------
OIL, GAS & CONSUMABLE FUELS (5.2%)
Alon Usa Energy, Inc.                                   1,100         30,877
Anadarko Petroleum Corp.                                6,400        297,088
Apache Corp.                                            2,500        163,300
ChevronTexaco Corp.                                    18,551      1,246,627
Comstock Resources, Inc.(b)                             3,100         86,490
ConocoPhillips                                         30,078      1,811,899
Devon Energy Corp.                                      3,540        236,614
EOG Resources, Inc.                                     2,340        155,680
EXCO Resources, Inc.(b)                                17,400        251,952
Exxon Mobil Corp.                                      58,170      4,154,501
Hess Corp.                                              8,980        380,752
Holly Corp.                                             2,600        123,656
Marathon Oil Corp.                                      4,300        371,520
Occidental Petroleum Corp.                              1,100         51,634
Sunoco, Inc.                                            3,000        198,390
Total SA, Sponsored ADR                                 4,370        297,772
Western Refining, Inc.                                  2,300         54,188
                                                                ------------
                                                                   9,912,940
                                                                ------------
PAPER & FOREST PRODUCTS (0.2%)
Bowater, Inc.                                           1,160         24,256
International Paper Co.                                 9,655        321,994
Weyerhaeuser Co.                                        1,500         95,385
                                                                ------------
                                                                     441,635
                                                                ------------
PHARMACEUTICALS (5.2%)
Abbott Laboratories                                    24,730      1,174,922
Allergan, Inc.                                          5,700        658,350
Alpharma, Inc., Class A                                 1,400         30,898
Bristol-Myers Squibb Co.                               14,300        353,925
Eli Lilly & Co.                                        12,190        682,762
Endo Pharmaceuticals Holdings, Inc.(b)                  2,850         81,339
IMS Health, Inc.                                        6,900        192,165
Johnson & Johnson                                      42,100      2,837,540
Kos Pharmaceuticals, Inc.(b)                            1,100         54,725
Merck & Co., Inc.                                      47,770      2,169,713
New River Pharmaceuticals, Inc.(b)                        800         40,688
Pain Therapeutics, Inc.(b)                                600          5,016
Schering-Plough Corp.                                  38,700        856,818
Watson Pharmaceuticals, Inc.(b)                         1,300         34,983
Wyeth                                                  11,720        598,072
                                                                ------------
                                                                   9,771,916
                                                                ------------
REAL ESTATE INVESTMENT TRUST (0.3%)
AMB Property Corp.                                      1,000         58,410
CapitalSource, Inc.                                     4,000        110,960
Crescent Real Estate Equities Co.                       2,000         43,600
Equity Office Properties Trust                          3,600        153,000

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Hospitality Properties Trust                              700   $     33,922
KKR Financial Corp.                                       300          8,049
Mack-Cali Realty Corp.                                    900         47,610
New Century Financial Corp.                               800         31,504
Simon Property Group, Inc.                                475         46,123
                                                                ------------
                                                                     533,178
                                                                ------------
REAL ESTATE MANAGEMENT -- SERVICE (0.2%)
CB Richard Ellis Group, Inc., Class A(b)                9,300        279,279
Jones Lang LaSalle, Inc.                                  700         64,400
                                                                ------------
                                                                     343,679
                                                                ------------
ROAD & RAIL (1.3%)
Burlington Northern Santa Fe Corp.                      5,540        429,516
Celadon Group, Inc.(b)                                  1,650         30,954
Con-way, Inc.                                             380         17,925
CSX Corp.                                               9,900        353,133
Heartland Express, Inc.                                 1,800         29,394
J.B. Hunt Transport Services, Inc.                      8,700        188,268
Norfolk Southern Corp.                                  5,130        269,684
Old Dominion Freight Line, Inc.(b)                      1,200         33,192
Ryder System, Inc.                                      3,200        168,480
Union Pacific Corp.                                    11,200      1,015,056
                                                                ------------
                                                                   2,535,602
                                                                ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Advanced Micro Devices, Inc.(b)                        13,400        285,018
Agere Systems, Inc.(b)                                  9,370        159,103
Analog Devices, Inc.                                    2,170         69,049
Applied Micro Circuits Corp.(b)                        21,500         65,575
Axcelis Technologies, Inc.(b)                           6,500         44,850
Broadcom Corp.(b)                                      21,300        644,751
Conexant Systems, Inc.(b)                              29,100         56,163
Fairchild Semiconductor International, Inc.(b)          1,700         27,387
FormFactor, Inc.(b)                                     7,300        278,714
Integrated Device Technology, Inc.(b)                  14,200        225,070
Intel Corp.                                            10,990        234,527
Kulicke & Soffa Industries, Inc.(b)                     4,200         37,716
Lattice Semiconductor Corp.(b)                          1,700         10,557
LSI Logic Corp.(b)                                      8,300         83,415
MEMC Electronic Materials, Inc.(b)                      1,400         49,700
MKS Instruments, Inc.(b)                                1,700         36,805
National Semiconductor Corp.                           45,400      1,102,766
ON Semiconductor Corp.(b)                               8,200         51,004
Power Integrations, Inc.(b)                             9,200        201,848
QLogic Corp.(b)                                         1,700         34,986
Silicon Image, Inc.(b)                                 23,500        278,005
Silicon Storage Technology, Inc.(b)                     1,100          4,609
Teradyne, Inc.(b)                                      29,600        414,992
Texas Instruments, Inc.                                50,600      1,527,108
Zoran Corp.(b)                                          3,700         51,504
                                                                ------------
                                                                   5,975,222
                                                                ------------
SOFTWARE (4.9%)
BEA Systems, Inc.(b)                                    2,300         37,421
BMC Software, Inc.(b)                                   6,100        184,891
Cadence Design Systems, Inc.(b)                         7,100        126,806
Electronic Arts, Inc.(b)                               45,120      2,386,397
Epicor Software Corp.(b)                               13,900        195,017
Mentor Graphics Corp.(b)                                2,700         45,549
Microsoft Corp.                                       170,450      4,893,619
Oracle Corp.(b)                                        40,750        752,653
Symantec Corp.(b)                                      24,300        482,112
Synopsys, Inc.(b)                                       5,400        121,554
                                                                ------------
                                                                   9,226,019
                                                                ------------
SPECIALTY RETAIL (3.5%)
Abercrombie & Fitch Co., Class A                          500         38,325
Aeropostale, Inc.(b)                                    2,800         82,068
American Eagle Outfitters, Inc.                         5,200        238,160
AnnTaylor Stores Corp.(b)                               2,700        118,854
Best Buy Co., Inc.                                      9,200        508,300
Christopher & Banks Corp.                                 800         21,592
Circuit City Stores, Inc.                               2,900         78,242
Coldwater Creek, Inc.(b)                                1,500         45,735
Dress Barn, Inc.(b)                                     3,800         82,536
Gap, Inc.                                              31,500        662,130
Guess?, Inc.(b)                                         1,300         74,035
Home Depot, Inc.                                        4,200        156,786
Limited Brands                                          9,600        282,912
Lowe's Cos., Inc.                                      11,300        340,582
Men's Wearhouse, Inc.                                   2,200         87,670
Office Depot, Inc.(b)                                   7,200        302,328
RadioShack Corp.                                       21,800        388,912
Ross Stores, Inc.                                       1,700         50,031
Select Comfort Corp.(b)                                22,500        481,050
Sherwin-Williams Co.                                    2,370        140,375
Staples, Inc.                                          54,950      1,417,161
TJX Cos., Inc.                                         15,700        454,515
Urban Outfitters, Inc.(b)                              38,100        666,750
                                                                ------------
                                                                   6,719,049
                                                                ------------
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Coach, Inc.(b)                                         13,500        535,140
Hanesbrands, Inc.(b)                                      768         18,125
Jones Apparel Group, Inc.                               3,100        103,540
Liz Claiborne, Inc.                                     2,100         88,557
NIKE, Inc.                                              3,150        289,422
Phillips-Van Heusen Corp.                               1,600         73,216

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Steven Madden, Ltd.                                     1,200   $     51,768
V.F. Corp.                                              2,500        190,025
                                                                ------------
                                                                   1,349,793
                                                                ------------
THRIFTS & MORTGAGE FINANCE (1.4%)
Astoria Financial Corp.                                 4,200        121,842
Brookline Bancorp, Inc.                                10,600        141,298
Corus Bankshares, Inc.                                  3,900         80,067
Countrywide Financial Corp.                             7,700        293,524
Federal Home Loan Mortgage Corp.                        8,120        560,199
Federal National Mortgage Assoc.                       16,680        988,457
MGIC Investment Corp.                                   1,600         94,016
Washington Mutual, Inc.                                 9,700        410,310
                                                                ------------
                                                                   2,689,713
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Beacon Roofing Supply, Inc.(b)                         19,200        380,160
H&E Equipment Services, Inc.(b)                         1,100         29,513
Rush Enterprises, Inc., Class A(b)                      6,000        112,560
United Rentals, Inc.(b)                                 1,400         33,166
W.W. Grainger, Inc.                                     2,090        152,110
Watsco, Inc.                                            4,700        234,060
Williams Scotsman International, Inc.(b)                6,500        152,945
                                                                ------------
                                                                   1,094,514
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Sprint Corp.                                           40,720        761,057
Vodafone Group PLC, Sponsored ADR                       8,465        218,820
                                                                ------------
                                                                     979,877
                                                                ------------
TOTAL COMMON STOCKS
   (COST $152,537,806)                                           179,461,538
                                                                ------------
TIME DEPOSIT (5.2%)
State Street Bank Euro Dollar Time Deposit(+)       9,873,000      9,873,000
                                                                ------------
TOTAL TIME DEPOSIT
   (COST $9,873,000)                                               9,873,000
                                                                ------------
TREASURY BILLS (0.3%)
U.S. Treasury Bills, 4.89%, 12/7/06(c)(+)             500,000        497,512
                                                                ------------
TOTAL TREASURY BILLS
   (COST $497,615)                                                   497,512
                                                                ------------
      TOTAL INVESTMENTS
         (COST $162,908,421)(a) 100.3%                           189,832,050
      LIABILITIES IN EXCESS OF OTHER ASSETS (0.3)%                  (535,682)
                                                                ------------
      NET ASSETS 100.0%                                         $189,296,368
                                                                ============

Percentages indicated are based on net assets.

(a) Cost for federal income tax purposes is $163,458,570. The gross unrealized appreciation on a tax basis is as follows:

Unrealized appreciation                                         $ 31,536,182
Unrealized depreciation                                           (5,162,702)
                                                                ------------
Net unrealized appreciation                                     $ 26,373,480
                                                                ============

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of October 31, 2006.
ADR - American Depositary Receipts
PLC - Public Limited Company
+ - All or a portion of this security is segregated with the custodian for futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
COMMON STOCKS (99.9%)

AEROSPACE & DEFENSE (2.1%)
AAR Corp.(b)                                            1,050    $    27,342
Alliant Techsystems, Inc.(b)                              540         41,693
Applied Signal Technology, Inc.                           460          6,826
Armor Holdings, Inc.(b)                                   830         42,712
Boeing Co.                                              2,840        226,802
Ceradyne, Inc.(b)                                         760         31,350
Cubic Corp.                                               560         11,710
Curtiss-Wright Corp.                                    1,340         45,346
DRS Technologies, Inc.                                    691         30,556
EDO Corp.                                                 640         15,302
Esterline Technologies Corp.(b)                           690         26,013
GenCorp., Inc.(b)                                       1,550         20,305
General Dynamics Corp.                                  1,440        102,384
Goodrich Corp.                                            470         20,722
Honeywell International, Inc.                           3,160        133,099
Kaman Corp.                                               610         12,438
L-3 Communications Holdings, Inc.                         390         31,403
Lockheed Martin Corp.                                   1,290        112,140
Moog, Inc.(b)                                           1,090         40,657
Northrop Grumman Corp.                                  1,300         86,307
Precision Castparts Corp.                               2,400        163,344
Raytheon Co.                                            1,730         86,414
Rockwell Collins, Inc.                                    620         36,010
Sequa Corp.(b)                                            110         11,672
Teledyne Technologies, Inc.(b)                            960         40,051
Triumph Group, Inc.                                       460         22,149
United Technologies Corp.                               3,670        241,192
                                                                 -----------
                                                                   1,665,939
                                                                 -----------
AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                           3,100        129,394
EGL, Inc.(b)                                              940         31,951
Expeditors International of Washington, Inc.            3,790        179,684
FedEx Corp.                                             1,130        129,430
Forward Air Corp.                                         885         28,736
Hub Group, Inc., Class A(b)                             1,260         34,222
United Parcel Service, Inc., Class B                    3,880        292,357
                                                                 -----------
                                                                     825,774
                                                                 -----------
AIRLINES (0.3%)
AirTran Holdings, Inc.(b)                               1,710         17,049
Alaska Air Group, Inc.(b)                                 780         31,317
Frontier Airlines Holdings, Inc.(b)                     1,130          9,085
JetBlue Airways Corp.(b)                                3,105         38,999
Mesa Air Group, Inc.(b)                                   980          8,722
SkyWest, Inc.                                           2,000         53,320
Southwest Airlines Co.                                  3,430         51,553
                                                                 -----------
                                                                     210,045
                                                                 -----------
AUTO COMPONENTS (0.4%)
ArvinMeritor, Inc.                                      1,330         19,977
Bandag, Inc.                                              180          7,900
BorgWarner, Inc.                                          980         56,350
Drew Industries, Inc.(b)                                  400         10,860
Gentex Corp.                                            3,240         51,548
Goodyear Tire & Rubber Co.(b)                             700         10,731
Johnson Controls, Inc.                                    680         55,447
Lear Corp.                                              1,210         36,554
LKQ Corp.(b)                                            1,300         30,082
Modine Manufacturing Co.                                  690         16,429
Standard Motor Products, Inc.                             620          6,870
Superior Industries International, Inc.                   740         12,506
                                                                 -----------
                                                                     315,254
                                                                 -----------
AUTOMOBILES (0.4%)
Coachmen Industries, Inc.                                 470          5,255
Fleetwood Enterprises, Inc.(b)                          1,820         12,995
Ford Motor Co.                                          7,120         58,954
General Motors Corp.                                    2,050         71,585
Harley-Davidson, Inc.                                     990         67,943
Monaco Coach Corp.                                        820          9,791
Thor Industries, Inc.                                     610         26,730
Winnebago Industries, Inc.                                940         31,293
                                                                 -----------
                                                                     284,546
                                                                 -----------
BEVERAGES (1.1%)
Coca-Cola Co.                                           8,010        374,227
Coca-Cola Enterprises, Inc.                             1,690         33,851
Hansen Natural Corp.(b)                                 1,700         53,975
Pepsi Bottling Group, Inc.                                890         28,142
PepsiAmericas, Inc.                                     1,630         33,334
PepsiCo, Inc.                                           6,240        395,865
                                                                 -----------
                                                                     919,394
                                                                 -----------
BIOTECHNOLOGY (1.2%)
Amgen, Inc.(b)                                          4,350        330,208
ArQule, Inc.(b)                                         1,090          4,382
Biogen Idec, Inc.(b)                                    1,400         66,640
Cephalon, Inc.(b)                                       1,130         79,303
Genzyme Corp.(b)                                        1,000         67,510
Gilead Sciences, Inc.(b)                                1,770        121,953
Martek Biosciences Corp.(b)                               650         15,418
Medimmune, Inc.(b)                                      1,100         35,244
Millennium Pharmaceuticals, Inc.(b)                     6,170         72,189
PDL BioPharma, Inc.(b)                                  2,340         49,444
PerkinElmer, Inc.                                         530         11,321
Regeneron Pharmaceuticals, Inc.(b)                      1,620         32,481
Savient Pharmaceuticals, Inc.(b)                        2,150         16,362
Vertex Pharmaceuticals, Inc.(b)                         2,200         89,320
                                                                 -----------
                                                                     991,775
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.                              660    $    29,231
Apogee Enterprises, Inc.                                  800         12,872
ElkCorp                                                   560         14,067
Griffon Corp.(b)                                          840         20,656
Lennox International, Inc.                              1,720         46,371
Masco Corp.                                             1,740         48,111
NCI Building Systems, Inc.(b)                             550         32,918
Simpson Manufacturing Co., Inc.                         1,100         31,229
Universal Forest Products, Inc.                           440         19,967
                                                                 -----------
                                                                     255,422
                                                                 -----------
CAPITAL MARKETS (2.9%)
A.G. Edwards, Inc.                                      1,340         76,447
Ameriprise Financial, Inc.(b)                             966         49,749
Bank of New York Co., Inc.                              3,330        114,452
Bear Stearns Cos., Inc.                                   460         69,621
Charles Schwab Corp.                                    4,730         86,181
E*TRADE Financial Corp.(b)                              1,600         37,248
Eaton Vance Corp.                                       2,460         76,358
Federated Investors, Inc.                                 440         15,088
Franklin Resources, Inc.                                  640         72,934
Goldman Sachs Group, Inc.                               1,610        305,562
Investment Technology Group, Inc.(b)                    1,210         56,507
Investors Financial Services Corp.                      1,180         46,398
Janus Capital Group, Inc.                                 870         17,470
Jefferies Group, Inc.                                   2,010         57,747
LaBranche & Co., Inc.(b)                                1,650         14,636
Legg Mason, Inc.                                          490         44,110
Lehman Brothers Holdings, Inc.                          1,930        150,231
Mellon Financial Corp.                                  1,750         67,900
Merrill Lynch & Co., Inc.                               3,320        290,234
Morgan Stanley                                          3,860        295,020
Northern Trust Corp.                                      700         41,104
Piper Jaffray Cos., Inc.(b)                               560         38,724
Raymond James Financial, Inc.                           1,845         58,782
SEI Investments Co.                                     1,130         63,596
State Street Corp.                                      1,210         77,718
SWS Group, Inc.                                           520         14,451
T. Rowe Price Group, Inc.                                 810         38,321
Tradestation Group, Inc.(b)                               520          8,138
Waddell & Reed Financial, Inc., Class A                 1,510         38,505
                                                                 -----------
                                                                   2,323,232
                                                                 -----------
CHEMICALS (1.9%)
A. Schulman, Inc.                                         800         19,368
Air Products & Chemicals, Inc.                            830         57,826
Airgas, Inc.                                            1,290         48,775
Albemarle Corp.                                           690         44,871
Arch Chemicals, Inc.                                      760         25,430
Ashland, Inc.                                             220         13,002
Cabot Corp.                                             1,200         47,460
Chemtura Corp.                                          4,283         36,748
Cytec Industries, Inc.                                    690         38,219
Dow Chemical Co.                                        3,610        147,251
E.I. Du Pont De Nemours & Co.                           3,780        173,123
Ecolab, Inc.                                              830         37,641
Ferro Corp.                                               680         13,410
FMC Corp.                                                 650         44,558
Georgia Gulf Corp.                                      1,020         21,818
H.B. Fuller Co.                                         1,720         42,639
Hercules, Inc.(b)                                         260          4,732
International Flavors & Fragrances, Inc.                  420         17,842
Lubrizol Corp.                                          1,260         56,700
Lyondell Chemical Co.                                   3,830         98,315
MacDermid, Inc.                                           770         25,757
Material Sciences Corp.(b)                                510          6,059
Minerals Technologies, Inc.                               320         17,651
Monsanto Co.                                            1,940         85,786
Olin Corp.                                              1,220         21,106
OM Group, Inc.(b)                                         820         46,740
OMNOVA Solutions, Inc.(b)                               1,230          5,387
Penford Corp.                                             240          3,900
PolyOne Corp.(b)                                        2,540         20,828
PPG Industries, Inc.                                      580         39,672
Praxair, Inc.                                           1,250         75,313
Quaker Chemical Corp.                                     180          3,425
Rohm & Haas Co.                                           610         31,610
RPM International, Inc.                                 1,910         36,577
Sensient Technologies Corp.                               790         18,210
Sigma-Aldrich Corp.                                       200         15,022
The Scotts Miracle-Gro Co., Class A                       840         41,546
Tronox, Inc., Class B                                     994         13,002
Valspar Corp.                                           1,860         49,829
Wellman, Inc.                                             940          3,544
                                                                 -----------
                                                                   1,550,692
                                                                 -----------
COMMERCIAL BANKS (4.5%)
AmSouth Bancorp                                         1,320         39,890
Associated Banc-Corp                                    2,510         82,428
Bank of Hawaii Corp.                                      930         48,518
BB&T Corp.                                              2,340        101,837
Boston Private Financial Holdings, Inc.                 1,020         28,193
Cathay General Bancorp                                  1,010         34,795
Central Pacific Financial Corp.                           920         33,847
Chittenden Corp.                                        1,230         36,273
City National Corp.                                       650         43,264
Colonial BancGroup, Inc.                                2,500         59,600

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Comerica, Inc.                                            590    $    34,332
Commerce Bancorp, Inc.                                    790         27,587
Community Bank System, Inc.                               860         21,371
Compass Bancshares, Inc.                                  520         29,255
Cullen/Frost Bankers, Inc.                                850         46,036
East West Bancorp, Inc.                                 1,830         66,813
Fifth Third Bancorp                                     2,430         96,836
First Bancorp                                           2,610         25,839
First Commonwealth Financial Corp.                        120          1,604
First Horizon National Corp.                              650         25,558
First Indiana Corp.                                       180          4,594
First Midwest Bancorp, Inc.                             1,500         57,045
First Republic Bank                                       675         26,285
FirstMerit Corp.                                        1,360         31,579
Glacier Bancorp, Inc.                                     810         28,285
Greater Bay Bancorp                                       940         24,205
Hanmi Financial Corp.                                     620         13,249
Huntington Bancshares, Inc.                               780         19,040
Independent Bank Corp.                                    399          9,536
Irwin Financial Corp.                                     710         15,741
KeyCorp                                                 1,690         62,767
M&T Bank Corp.                                            260         31,671
Marshall & Ilsley Corp.                                   970         46,502
Mercantile Bankshares Corp.                             2,490        112,249
Nara Bancorp, Inc.                                        730         13,870
National City Corp.                                     2,490         92,753
North Fork Bancorporation, Inc.                         1,920         54,874
PNC Financial Services Group, Inc.                      1,075         75,282
PrivateBancorp, Inc.                                      540         22,178
Prosperity Bancshares, Inc.                               700         24,283
Provident Bankshares Corp.                                980         35,417
Regions Financial Corp.                                 2,020         76,659
Republic Bancorp, Inc.                                  2,083         27,871
South Financial Group, Inc.                             2,150         57,040
Sterling Bancorp                                          220          4,286
Sterling Bancshares, Inc.                               1,240         22,704
Sterling Financial Corp.                                  975         32,429
SunTrust Banks, Inc.                                    1,310        103,477
Susquehanna Bancshares, Inc.                            1,220         30,488
SVB Financial Group(b)                                    620         28,532
Synovus Financial Corp.                                 1,180         34,668
TCF Financial Corp.                                     2,400         62,472
Texas Regional Bancshares, Inc.                           693         26,923
U.S. Bancorp                                            7,250        245,340
UCBH Holdings, Inc.                                     2,700         46,278
Umpqua Holdings Corp.                                   1,570         44,337
United Bankshares, Inc.                                 1,160         44,300
Wachovia Corp.                                          6,941        385,225
Wells Fargo & Co.                                      12,560        455,801
Westamerica Bancorp                                       520         25,922
Whitney Holding Corp.                                   1,920         62,707
Wilmington Trust Corp.                                  1,380         57,380
Wintrust Financial Corp.                                  690         33,299
Zions Bancorp                                             310         24,924
                                                                 -----------
                                                                   3,618,343
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (2.2%)
ABM Industries, Inc.                                    1,320         26,215
ADESA, Inc.                                             1,730         43,492
Administaff, Inc.                                         660         22,737
Allied Waste Industries, Inc.(b)                        1,280         15,552
Angelica Corp.                                            280          5,863
Avery Dennison Corp.                                      400         25,256
Banta Corp.                                               420         18,598
Bowne & Co., Inc.                                       1,420         22,195
Brady Corp.                                             1,540         56,980
Brink's Co.                                               860         45,141
CDI Corp.                                                 450         10,638
Central Parking Corp.                                     880         15,092
ChoicePoint, Inc.(b)                                    1,620         58,952
Cintas Corp.                                              560         23,184
Coinstar, Inc.(b)                                         900         27,342
Consolidated Graphics, Inc.(b)                            330         20,516
Copart, Inc.(b)                                         1,370         39,634
Deluxe Corp.                                            1,060         24,030
Dun & Bradstreet Corp.(b)                               1,140         88,054
G & K Services, Inc.                                      610         23,247
Healthcare Services Group                                 490         13,318
Heidrick & Struggles International, Inc.(b)               540         22,070
Herman Miller, Inc.                                     1,310         44,907
HNI Corp.                                                 910         40,923
John H. Harland Co.                                       820         33,530
Kelly Services, Inc.                                      500         14,390
Korn/Ferry International, Inc.(b)                         710         15,698
Labor Ready, Inc.(b)                                    1,650         28,892
Manpower, Inc.                                          1,540        104,365
Mine Safety Appliances Co.                                570         21,557
Mobile Mini, Inc.(b)                                    1,060         34,100
Monster Worldwide, Inc.(b)                                460         18,635
Navigant Consulting, Inc.(b)                              870         15,495
NCO Group, Inc.(b)                                      1,060         28,578
On Assignment, Inc.(b)                                    930         10,556
Pitney Bowes, Inc.                                      1,050         49,046
R.R. Donnelley & Sons Co.                               1,070         36,230
Republic Services, Inc.                                 2,450        100,474
Robert Half International, Inc.                           680         24,854
Rollins, Inc.                                             830         17,961
School Specialty, Inc.(b)                                 650         25,454

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Spherion Corp.(b)                                       1,660    $    12,035
Standard Register Co.                                   1,090         14,748
Stericycle, Inc.(b)                                       820         57,982
Tetra Tech, Inc.(b)                                     1,840         33,451
The Corporate Executive Board Co.                         740         66,467
United Stationers, Inc.(b)                                860         41,065
Volt Information Sciences, Inc.(b)                        230          9,085
Waste Connections, Inc.(b)                              1,470         59,814
Waste Management, Inc.                                  2,570         96,323
Watson Wyatt & Co. Holdings                             1,250         56,438
                                                                 -----------
                                                                   1,761,159
                                                                 -----------
COMMUNICATIONS EQUIPMENT (2.3%)
ADC Telecommunications, Inc.(b)                           570          8,157
ADTRAN, Inc.                                            1,270         29,388
Andrew Corp.(b)                                           920          8,519
Avaya, Inc.(b)                                          1,730         22,161
Avocent Corp.(b)                                          940         34,507
Bel Fuse, Inc.                                            350         12,467
Belden CDT, Inc.                                        1,190         43,078
Black Box Corp.                                           500         22,295
Blue Coat Systems, Inc.(b)                                490         10,927
C-COR, Inc.(b)                                          1,370         13,686
CIENA Corp.(b)                                            322          7,570
Cisco Systems, Inc.(b)                                 22,220        536,168
CommScope, Inc.(b)                                      1,060         33,825
Comtech Telecommunications Corp.(b)                       580         20,677
Comverse Technology, Inc.(b)                              870         18,940
Corning, Inc.(b)                                        5,720        116,860
Digi International, Inc.(b)                               690          9,674
Ditech Networks, Inc.(b)                                  690          5,444
Dycom Industries, Inc.(b)                                 840         19,580
F5 Networks, Inc.(b)                                      730         48,319
Harmonic, Inc.(b)                                       2,130         17,274
Harris Corp.                                            2,410        102,666
Inter-Tel, Inc.                                           740         15,311
JDS Uniphase Corp.(b)                                     680          9,880
Juniper Networks, Inc.(b)                               2,380         40,984
Lucent Technologies, Inc.(b)                           15,710         38,175
Motorola, Inc.                                          9,150        210,999
NETGEAR, Inc.(b)                                        1,110         29,748
Network Equipment Technologies, Inc.(b)                   780          4,407
PC-Tel, Inc.(b)                                         1,320         14,190
Plantronics, Inc.                                         960         20,266
Polycom, Inc.(b)                                        1,680         46,032
Powerwave Technologies, Inc.(b)                         2,100         13,671
QUALCOMM, Inc.                                          6,010        218,703
Symmetricom, Inc.(b)                                    1,330         11,265
Tellabs, Inc.(b)                                        1,664         17,539
Tollgrade Communications, Inc.(b)                         410          3,366
UTStarcom, Inc.(b)                                      1,940         20,894
ViaSat, Inc.(b)                                           740         20,084
                                                                 -----------
                                                                   1,877,696
                                                                 -----------
COMPUTERS & PERIPHERALS (2.5%)
Adaptec, Inc.(b)                                        3,220         14,587
Apple Computer, Inc.(b)                                 3,070        248,916
Avid Technology, Inc.(b)                                1,185         42,802
Dell, Inc.(b)                                           8,510        207,048
Diebold, Inc.                                           1,240         54,163
EMC Corp.(b)                                           10,090        123,603
Hewlett-Packard Co.                                    10,190        394,760
Hutchinson Technology, Inc.(b)                            860         19,909
Imation Corp.                                             630         28,835
International Business Machines Corp.                   5,610        517,970
Komag, Inc.(b)                                            890         34,043
Lexmark International, Inc., Class A(b)                   350         22,257
McDATA Corp.(b)                                         2,160         12,247
NCR Corp.(b)                                              750         31,140
Neoware, Inc.(b)                                          610          7,302
Network Appliance, Inc.(b)                              1,390         50,735
Novatel Wireless, Inc.(b)                                 680          5,726
Palm, Inc.(b)                                           1,760         27,016
SanDisk Corp.(b)                                          690         33,189
Sun Microsystems, Inc.(b)                              12,390         67,278
Synaptics, Inc.(b)                                        790         22,404
Western Digital Corp.(b)                                4,240         77,507
                                                                 -----------
                                                                   2,043,437
                                                                 -----------
CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group, Inc.(b)                                      860         50,869
Fluor Corp.                                               310         24,313
Granite Construction, Inc.                                560         29,176
Insituform Technologies, Inc.(b)                          790         18,462
Jacobs Engineering Group, Inc.(b)                       1,050         79,317
Quanta Services, Inc.(b)                                2,120         38,796
Shaw Group, Inc.(b)                                     2,360         62,682
URS Corp.(b)                                            1,320         53,341
                                                                 -----------
                                                                     356,956
                                                                 -----------
CONSTRUCTION MATERIALS (0.3%)
Florida Rock Industries, Inc.                             815         34,964
Headwaters, Inc.(b)                                     1,280         31,680
Martin Marietta Materials, Inc.                           810         71,279
Texas Industries, Inc.                                    620         38,502
Vulcan Materials Co.                                      320         26,074
                                                                 -----------
                                                                     202,499
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
CONSUMER FINANCE (0.7%)
American Express Co.                                    4,650    $   268,817
AmeriCredit Corp.(b)                                    2,410         61,624
Capital One Financial Corp.                             1,100         87,263
Cash America International, Inc.                          880         36,370
Rewards Network, Inc.(b)                                  720          4,075
SLM Corp.                                               1,540         74,967
World Acceptance Corp.(b)                                 540         26,995
                                                                 -----------
                                                                     560,111
                                                                 -----------
CONTAINERS & PACKAGING (0.4%)
AptarGroup, Inc.                                          970         53,263
Ball Corp.                                                450         18,716
Bemis Co., Inc.                                           420         14,120
Caraustar Industries, Inc.(b)                             840          9,097
Chesapeake Corp.                                          550          8,531
Myers Industries, Inc.                                    890         16,127
Packaging Corp. of America                              1,730         39,738
Pactiv Corp.(b)                                           600         18,504
Rock-Tenn Co.                                             940         19,402
Sealed Air Corp.                                          270         16,070
Sonoco Products Co.                                     1,750         62,089
Temple-Inland, Inc.                                       490         19,326
                                                                 -----------
                                                                     294,983
                                                                 -----------
DISTRIBUTORS (0.1%)
Audiovox Corp.(b)                                         680          8,922
Building Materials Holding Corp.                          830         21,630
Genuine Parts Co.                                         760         34,594
Keystone Automotive Industries, Inc.(b)                   360         13,846
                                                                 -----------
                                                                      78,992
                                                                 -----------
DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group, Inc., Class A(b)                            470         17,371
Career Education Corp.(b)                               1,820         40,550
Corinthian Colleges, Inc.(b)                            1,600         19,600
DeVry, Inc.(b)                                          1,220         29,707
H&R Block, Inc.                                         1,520         33,227
ITT Educational Services, Inc.(b)                         610         42,060
Laureate Education, Inc.(b)                               890         46,920
Pre-Paid Legal Services, Inc.                             330         14,009
Regis Corp.                                               850         31,918
Sotheby's                                                 900         34,200
Universal Technical Institute, Inc.(b)                    690         13,786
Vertrue, Inc.(b)                                          320         14,390
                                                                 -----------
                                                                     337,738
                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES (3.2%)
Bank of America Corp.                                  16,619        895,266
Chicago Mercantile Exchange Holdings Inc.                 108         54,108
CIT Group, Inc.                                           760         39,558
Citigroup, Inc.                                        18,140        909,902
Financial Federal Corp.                                   840         23,117
JPMorgan Chase & Co.                                   12,770        605,809
Moody's Corp.                                             920         60,996
Portfolio Recovery Associates, Inc.(b)                    470         21,911
                                                                 -----------
                                                                   2,610,667
                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.                                             14,657        502,002
BellSouth Corp.                                         6,760        304,876
CenturyTel, Inc.                                          470         18,913
Cincinnati Bell, Inc.(b)                                4,040         18,948
Citizens Communications Co.                             1,380         20,231
Commonwealth Telephone Enterprises, Inc.                  640         26,790
Embarq Corp.                                              546         26,399
General Communication, Inc.(b)                          2,000         26,220
Qwest Communications International, Inc.(b)             6,710         57,907
Verizon Communications, Inc.                           11,120        411,440
Windstream Corp.                                        1,654         22,689
                                                                 -----------
                                                                   1,436,415
                                                                 -----------
ELECTRIC UTILITIES (1.9%)
Allegheny Energy, Inc.(b)                                 660         28,400
ALLETE, Inc.                                              890         40,139
American Electric Power Co., Inc.                       1,940         80,374
Central Vermont Public Service Corp.                      370          8,351
Cleco Corp.                                             1,400         35,980
DPL, Inc.                                               2,470         70,938
Duquesne Light Holdings, Inc.                           1,260         24,986
Edison International                                    1,380         61,327
El Paso Electric Co.(b)                                 1,410         32,938
Entergy Corp.                                             780         66,947
Exelon Corp.                                            2,590        160,529
FirstEnergy Corp.                                       1,380         81,213
FPL Group, Inc.                                         1,830         93,330
Great Plains Energy, Inc.                               1,460         47,508
Green Mountain Power Corp.                                190          6,390
Hawaiian Electric Industries, Inc.                      1,360         38,107
IDACORP, Inc.                                             840         33,121
Northeast Utilities                                     2,410         60,274
Pepco Holdings, Inc.                                    3,640         92,529
Pinnacle West Capital Corp.                               570         27,252
PPL Corp.                                               1,840         63,517
Progress Energy, Inc.                                   1,270         58,420
Sierra Pacific Resources(b)                             3,500         53,060
Southern Co.                                            3,400        123,760
UIL Holdings Corp.                                        783         31,124
Unisource Energy Corp.                                  1,050         37,359
Westar Energy, Inc.                                     1,550         39,246
                                                                 -----------
                                                                   1,497,119
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
ELECTRICAL EQUIPMENT (0.8%)
A.O. Smith Corp.                                          580    $    20,393
Acuity Brands, Inc.                                     1,260         62,420
American Power Conversion Corp.                           710         21,463
AMETEK, Inc.                                            1,250         58,350
Baldor Electric Co.                                       890         28,551
C&D Technologies, Inc.                                    680          3,373
Cooper Industries Ltd.                                    300         26,835
Emerson Electric Co.                                    1,450        122,381
Hubbell, Inc.                                           1,070         52,986
MagneTek, Inc.(b)                                         890          4,236
REGAL-BELOIT CORP.                                        840         41,538
Rockwell Automation, Inc.                                 610         37,820
Roper Industries, Inc.                                  1,550         74,168
Thomas & Betts Corp.(b)                                   940         48,438
Vicor Corp.                                               810          9,639
Woodward Governor Co.                                     840         29,996
                                                                 -----------
                                                                     642,587
                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Aeroflex, Inc.(b)                                       2,160         23,328
Agilent Technologies, Inc.(b)                           1,570         55,892
Agilysys, Inc.                                            930         13,792
Amphenol Corp.                                          1,580        107,281
Anixter International, Inc.(b)                            880         52,589
Arrow Electronics, Inc.(b)                              2,180         65,072
Avnet, Inc.(b)                                          2,810         66,540
Bell Microproducts, Inc.(b)                               820          5,527
Benchmark Electronics, Inc.(b)                          1,925         51,109
Brightpoint, Inc.(b)                                    1,608         19,457
CDW Corp.                                               1,060         69,609
Checkpoint Systems, Inc.(b)                             1,260         22,945
Cognex Corp.                                            1,400         32,242
Coherent, Inc.(b)                                         860         27,718
CTS Corp.                                               1,000         14,120
Daktronics, Inc.                                        1,000         23,710
Electro Scientific Industries, Inc.(b)                    910         18,155
FLIR Systems, Inc.(b)                                   1,980         63,241
Gerber Scientific, Inc.(b)                                650          9,497
Global Imaging Systems, Inc.(b)                         1,560         33,961
Ingram Micro, Inc.(b)                                   2,160         44,518
Insight Enterprises, Inc.(b)                            1,380         29,656
Itron, Inc.(b)                                            690         37,564
Jabil Circuit, Inc.                                       680         19,523
Keithley Instruments, Inc.                                510          6,936
KEMET Corp.(b)                                          1,520         11,172
Littelfuse, Inc.(b)                                       630         21,332
LoJack Corp.(b)                                           500          9,980
Mercury Computer Systems, Inc.(b)                         770          9,486
Methode Electronics, Inc.                                 980         10,849
Molex, Inc.                                               560         19,544
MTS Systems Corp.                                         540         17,977
National Instruments Corp.                              1,190         37,104
Newport Corp.(b)                                          770         16,647
Park Electrochemical Corp.                                670         20,582
Paxar Corp.(b)                                          1,260         25,225
Photon Dynamics, Inc.(b)                                  660          7,834
Planar Systems, Inc.(b)                                   420          5,061
Plexus Corp.(b)                                           830         18,194
RadiSys Corp.(b)                                          660         12,098
Rogers Corp.(b)                                           480         33,586
Sanmina-SCI Corp.(b)                                    1,930          7,624
ScanSource, Inc.(b)                                       830         26,054
Solectron Corp.(b)                                      3,550         11,857
Symbol Technologies, Inc.                                 990         14,781
Tech Data Corp.(b)                                      1,050         41,318
Technitrol, Inc.                                        1,190         30,012
Tektronix, Inc.                                           410         12,452
Trimble Navigation Ltd.(b)                              1,500         69,329
Vishay Intertechnology, Inc.(b)                         3,320         44,787
X-Rite, Inc.                                              610          6,899
                                                                 -----------
                                                                   1,455,766
                                                                 -----------
ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics, Inc.(b)                                  750         34,650
Baker Hughes, Inc.                                      1,210         83,551
BJ Services Co.                                         1,280         38,605
Bristow Group, Inc.(b)                                    670         22,244
Cameron International Corp.(b)                          2,070        103,707
CARBO Ceramics, Inc.                                      535         18,030
Dril-Quip, Inc.(b)                                        400         15,752
ENSCO International, Inc.                               2,740        134,177
FMC Technologies, Inc.(b)                               1,190         71,936
Grant Prideco, Inc.(b)                                  2,340         88,382
Halliburton Co.                                         3,920        126,811
Hanover Compressor Co.(b)                               1,550         28,706
Helix Energy Solutions Group, Inc.(b)                   2,612         84,368
Helmerich & Payne, Inc.                                 1,910         45,745
Hydril Co.(b)                                             490         29,425
Input/Output, Inc.(b)                                   2,300         25,783
Lone Star Technologies, Inc.(b)                           820         39,590
Lufkin Industries, Inc.                                   390         23,533
Nabors Industries Ltd.(b)                               1,280         39,526
National-Oilwell, Inc.(b)                                 603         36,421
Noble Corp.                                               440         30,844
NS Group, Inc.(b)                                         640         41,830
Oceaneering International, Inc.(b)                      1,540         55,425
Patterson-UTI Energy, Inc.                              3,290         76,328

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Pride International, Inc.(b)                            3,030    $    83,658
Rowan Cos., Inc.                                          390         13,018
Schlumberger Ltd.                                       4,300        271,243
SEACOR Holdings, Inc.(b)                                  570         51,004
Smith International, Inc.                               1,290         50,929
TETRA Technologies, Inc.(b)                             2,100         54,390
Tidewater, Inc.                                         1,070         53,211
Transocean, Inc.(b)                                     1,130         81,970
Unit Corp.(b)                                           1,270         58,915
Veritas DGC, Inc.(b)                                      980         70,570
W-H Energy Services, Inc.(b)                              830         38,869
Weatherford International Ltd.(b)                       1,310         53,815
                                                                 -----------
                                                                   2,176,961
                                                                 -----------
FOOD & STAPLES RETAILING (1.6%)
BJ's Wholesale Club, Inc.(b)                            1,270         36,386
Casey's General Stores, Inc.                            1,440         34,949
Costco Wholesale Corp.                                  1,730         92,347
CVS Corp.                                               3,110         97,592
Great Atlantic & Pacific Tea Co., Inc.                    690         19,092
Kroger Co.                                              2,850         64,097
Longs Drug Stores Corp.                                   740         31,850
Nash Finch Co.                                            430         11,159
Performance Food Group Co.(b)                           1,130         32,849
Ruddick Corp.                                             780         21,996
Safeway, Inc.                                           1,890         55,490
SUPERVALU, Inc.                                           820         27,388
Sysco Corp.                                             2,620         91,648
United Natural Foods, Inc.(b)                           1,320         46,068
Wal-Mart Stores, Inc.                                   9,170        451,897
Walgreen Co.                                            3,720        162,489
Whole Foods Market, Inc.                                  510         32,558
                                                                 -----------
                                                                   1,309,855
                                                                 -----------
FOOD PRODUCTS (1.5%)
American Italian Pasta Co.(b)                             630          4,719
Archer-Daniels-Midland Co.                              2,490         95,864
Campbell Soup Co.                                       1,140         42,613
ConAgra Foods, Inc.                                     2,170         56,746
Corn Products International, Inc.                       2,250         81,428
Dean Foods Co.(b)                                         680         28,485
Delta & Pine Land Co.                                   1,070         43,346
Flowers Foods, Inc.                                     1,800         48,906
General Mills, Inc.                                     1,660         94,320
H.J. Heinz Co.                                          1,550         65,348
Hain Celestial Group, Inc.(b)                           1,170         33,029
Hershey Foods Corp.                                       810         42,857
Hormel Foods Corp.                                      1,650         59,582
J & J Snack Foods Corp.                                   520         17,373
J.M. Smucker Co.                                        1,150         56,350
Kellogg Co.                                             1,240         62,384
Lancaster Colony Corp.                                    520         21,086
Lance, Inc.                                               890         17,373
McCormick & Co., Inc.                                     590         22,066
Peet's Coffee & Tea, Inc.(b)                              470         12,573
Ralcorp Holdings, Inc.(b)                                 760         37,582
Sanderson Farms, Inc.                                     470         12,469
Sara Lee Corp.                                          3,080         52,668
Smithfield Foods, Inc.(b)                               1,940         52,147
Tootsie Roll Industries, Inc.                             793         25,202
TreeHouse Foods, Inc.(b)                                1,016         25,766
Tyson Foods, Inc., Class A                              1,580         22,831
Wm. Wrigley Jr. Co.                                     1,020         52,989
                                                                 -----------
                                                                   1,188,102
                                                                 -----------
GAS UTILITIES (1.3%)
AGL Resources, Inc.                                     1,500         56,250
Atmos Energy Corp.                                      2,360         72,523
Cascade Natural Gas Corp.                                 350          9,009
Energen Corp.                                           2,120         90,778
Equitable Resources, Inc.                               2,420         98,058
Laclede Group, Inc.                                       590         21,022
National Fuel Gas Co.                                   1,400         52,360
New Jersey Resources Corp.                                880         45,637
Nicor, Inc.                                               170          7,813
Northwest Natural Gas Co.                                 710         29,373
ONEOK, Inc.                                             2,130         88,672
Peoples Energy Corp.                                      180          7,864
Piedmont Natural Gas Co., Inc.                          2,130         57,510
Questar Corp.                                           1,520        123,850
South Jersey Industries, Inc.                             700         21,651
Southern Union Co.                                      2,880         79,718
Southwest Gas Corp.                                       930         33,368
UGI Corp.                                               3,480         92,220
WGL Holdings, Inc.                                        790         25,636
                                                                 -----------
                                                                   1,013,312
                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Advanced Medical Optics, Inc.(b)                        1,107         45,221
American Medical Systems Holdings, Inc.(b)              2,120         37,757
Analogic Corp.                                            420         23,440
ArthroCare Corp.(b)                                       780         31,520
Bausch & Lomb, Inc.                                       200         10,708
Baxter International, Inc.                              2,590        119,061
Beckman Coulter, Inc.                                   1,180         67,933
BioLase Technology, Inc.(b)                               740          4,810
Biomet, Inc.                                            1,160         43,894
Biosite, Inc.(b)                                          540         24,802
Boston Scientific Corp.(b)                              4,847         77,116
C.R. Bard, Inc.                                           420         34,423

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
CONMED Corp.(b)                                           910    $    20,193
Cooper Cos., Inc.                                       1,270         73,190
Cyberonics, Inc.(b)                                       750         13,523
Cytyc Corp.(b)                                          2,290         60,502
Datascope Corp.                                           450         16,142
DENTSPLY International, Inc.                            3,080         96,341
DJ Orthopedics, Inc.(b)                                   720         28,966
Edwards Lifesciences Corp.(b)                           1,170         50,228
Gen-Probe, Inc.(b)                                        960         45,955
Greatbatch, Inc.(b)                                       720         16,193
Haemonetics Corp.(b)                                      800         36,480
Hillenbrand Industries, Inc.                            1,180         69,242
Hologic, Inc.(b)                                        1,490         71,744
Hospira, Inc.(b)                                          640         23,264
ICU Medical, Inc.(b)                                      470         19,858
IDEXX Laboratories, Inc.(b)                               900         74,889
Immucor, Inc.(b)                                        2,175         59,878
Integra LifeSciences Holdings(b)                          600         22,158
Intermagnetics General Corp.(b)                         1,210         33,094
Intuitive Surgical, Inc.(b)                               690         68,434
Invacare Corp.                                          1,020         22,267
Kensey Nash Corp.(b)                                      400         12,164
Medtronic, Inc.                                         4,450        216,625
Mentor Corp.                                            1,130         52,884
Meridian Bioscience Inc.                                  410          9,451
Merit Medical Systems, Inc.(b)                            750         11,858
Osteotech, Inc.(b)                                        480          2,506
Palomar Medical Technologies, Inc.(b)                     500         23,545
PolyMedica Corp.                                          730         30,332
Possis Medical, Inc.(b)                                   540          5,897
ResMed, Inc.(b)                                         1,720         75,663
Respironics, Inc.(b)                                    2,210         78,056
St. Jude Medical, Inc.(b)                               1,370         47,060
STERIS Corp.                                            1,280         31,194
Stryker Corp.                                           1,210         63,271
SurModics, Inc.(b)                                        530         18,497
Theragenics Corp.(b)                                      920          2,889
Varian Medical Systems, Inc.(b)                         2,390        131,114
Varian, Inc.(b)                                           590         27,665
Viasys Healthcare, Inc.(b)                                980         28,077
Vital Signs, Inc.                                         230         12,963
Zimmer Holdings, Inc.(b)                                  920         66,249
                                                                 -----------
                                                                   2,391,186
                                                                 -----------
HEALTH CARE PROVIDERS & SERVICES (2.9%)
Aetna, Inc.                                             2,110         86,974
Amedisys, Inc.(b)                                         540         21,908
AMERIGROUP Corp.(b)                                     1,580         47,337
AmerisourceBergen Corp.                                 1,040         49,088
AmSurg Corp.(b)                                           910         19,128
Apria Healthcare Group, Inc.(b)                           900         20,961
Cardinal Health, Inc.                                   1,670        109,301
Caremark Rx, Inc.                                       1,700         83,691
Centene Corp.(b)                                        1,360         32,082
Chemed Corp.                                              770         27,327
CIGNA Corp.                                               410         47,962
Community Health Systems, Inc.(b)                       2,010         65,225
Coventry Health Care, Inc.(b)                             656         30,799
Cross Country Healthcare, Inc.(b)                         860         16,650
CryoLife, Inc.(b)                                         830          4,947
Express Scripts, Inc.(b)                                  540         34,409
Genesis HealthCare Corp.(b)                               610         29,542
Gentiva Health Services, Inc.(b)                          680         12,614
HCA, Inc.                                               1,680         84,874
Health Net, Inc.(b)                                     2,130         88,416
Healthways, Inc.(b)                                     1,020         43,197
Henry Schein, Inc.(b)                                   1,720         85,467
Hooper Holmes, Inc.                                     1,840          6,624
Humana, Inc.(b)                                           630         37,800
inVentiv Health Inc.(b)                                   900         25,740
Laboratory Corp. of America Holdings(b)                   540         36,985
LCA-Vision, Inc.                                          605         21,254
LifePoint Hospitals, Inc.(b)                            1,114         39,547
Lincare Holdings, Inc.(b)                               1,880         63,093
Manor Care, Inc.                                          370         17,756
Matria Healthcare, Inc.(b)                                640         18,048
McKesson Corp.                                          1,270         63,614
Medco Health Solutions, Inc.(b)                         1,210         64,735
Odyssey Healthcare, Inc.(b)                             1,130         14,973
Omnicare, Inc.                                          2,210         83,715
Owens & Minor, Inc.                                     1,230         38,757
Patterson Cos., Inc.(b)                                   730         23,981
Pediatrix Medical Group, Inc.(b)                        1,420         63,801
Psychiatric Solutions, Inc.(b)                            890         29,548
Quest Diagnostics, Inc.                                   700         34,818
RehabCare, Inc.(b)                                        500          6,430
Sierra Health Services, Inc.(b)                         1,530         52,387
Sunrise Senior Living, Inc.(b)                          1,310         40,885
United Surgical Partners International, Inc.(b)         1,375         34,128
UnitedHealth Group, Inc.                                4,964        242,143
USANA Health Sciences, Inc.(b)                            400         17,968
VCA Antech, Inc.(b)                                     1,570         50,821
WellPoint, Inc.(b)                                      2,410        183,930
                                                                 -----------
                                                                   2,355,380
                                                                 -----------
HEALTH CARE TECHNOLOGY (0.0%)
Dendrite International, Inc.(b)                         1,350         14,108
Per-Se Technologies, Inc.(b)                              942         23,060
                                                                 -----------
                                                                      37,168
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
HOTELS, RESTAURANTS & LEISURE (1.6%)
Applebee's International, Inc.                          1,490    $    34,002
Bob Evans Farms, Inc.                                     670         22,720
Brinker International, Inc.                             1,600         74,288
CBRL Group, Inc.                                          620         27,224
CEC Entertainment, Inc.(b)                              1,080         37,228
Cheesecake Factory(b)                                   1,595         45,059
Darden Restaurants, Inc.                                  590         24,721
IHOP Corp.                                                530         27,650
International Speedway Corp.                              670         34,780
Jack In the Box, Inc.(b)                                1,000         56,110
Landry's Restaurants, Inc.                                610         17,873
Lone Star Steakhouse & Saloon, Inc.                       680         18,564
Marcus Corp.                                            1,040         25,990
Marriott International, Inc.                            1,520         63,490
McDonald's Corp.                                        4,880        204,569
O'Charley's, Inc.(b)                                      670         13,326
OSI Restaurant Partners, Inc.                           1,270         42,253
P.F. Chang's China Bistro, Inc.(b)                        750         31,365
Panera Bread Co.(b)                                       870         53,766
Papa John's International, Inc.(b)                        780         28,626
RARE Hospitality International, Inc.(b)                 1,100         34,661
Red Robin Gourmet Burgers, Inc.(b)                        400         19,296
Ruby Tuesday, Inc.                                      1,220         33,855
Ryan's Restaurant Group, Inc.(b)                        1,190         19,290
Sonic Corp.(b)                                          2,835         64,496
Starbucks Corp.(b)                                      3,020        114,004
Steak n Shake Co.(b)                                      830         15,430
Triarc Cos., Inc., Class B                              2,040         34,252
Wendy's International, Inc.                               460         15,916
Wyndham Worldwide Corp.(b)                                630         18,585
YUM! Brands, Inc.                                       1,120         66,595
                                                                 -----------
                                                                   1,319,984
                                                                 -----------
HOUSEHOLD DURABLES (1.1%)
American Greetings Corp.                                1,320         31,561
Bassett Furniture Industries, Inc.                        350          5,782
Beazer Homes USA, Inc.                                    680         29,471
Black & Decker Corp.                                      250         20,970
Blyth, Inc.                                               690         16,505
Centex Corp.                                              400         20,920
Champion Enterprises, Inc.(b)                           2,340         21,668
D. R. Horton, Inc.                                      1,056         24,742
Ethan Allen Interiors, Inc.                               940         33,483
Furniture Brands International, Inc.                      880         16,368
Harman International Industries, Inc.                     240         24,564
Hovnanian Enterprises, Inc.(b)                            630         19,436
Interface, Inc.(b)                                      1,520         22,116
KB Home                                                   230         10,336
La-Z-Boy, Inc.                                          1,400         17,150
Leggett & Platt, Inc.                                     760         17,746
Lennar Corp.                                              470         22,316
Lenox Group, Inc.(b)                                      340          2,043
Libbey, Inc.                                              380          4,370
M.D.C. Holdings, Inc.                                     541         26,974
M/I Homes, Inc.                                           320         11,494
Meritage Homes Corp.(b)                                   600         27,468
Mohawk Industries, Inc.(b)                                930         67,611
National Presto Industries, Inc.                          120          7,348
Newell Rubbermaid, Inc.                                 1,120         32,234
NVR, Inc.(b)                                              127         71,310
Pulte Homes, Inc.                                         780         24,172
Russ Berrie & Co., Inc.(b)                                670         10,157
Ryland Group, Inc.                                        770         35,366
Skyline Corp.                                             210          8,293
Snap-on, Inc.                                             230         10,817
Standard-Pacific Corp.                                  1,890         45,795
Stanley Works                                             230         10,960
Toll Brothers, Inc.(b)                                  2,090         60,422
Tupperware Corp.                                        1,070         22,716
Whirlpool Corp.                                           277         24,080
                                                                 -----------
                                                                     858,764
                                                                 -----------
HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.                               1,320         53,552
Clorox Co.                                                620         40,027
Colgate-Palmolive Co.                                   2,150        137,536
Energizer Holdings, Inc.(b)                             1,000         78,150
Kimberly-Clark Corp.                                    1,900        126,388
Procter & Gamble Co.                                   12,091        766,449
Spectrum Brands, Inc.(b)                                1,390         13,511
WD-40 Co.                                                 470         15,975
                                                                 -----------
                                                                   1,231,588
                                                                 -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES Corp.(b)                                            2,620         57,614
Black Hills Corp.                                         720         24,847
Constellation Energy Group                                700         43,680
Dynegy, Inc.(b)                                         1,580          9,606
TXU Corp.                                               1,710        107,953
                                                                 -----------
                                                                     243,700
                                                                 -----------
INDUSTRIAL CONGLOMERATES (2.4%)
3M Co.                                                  2,750        216,810
Carlisle Cos., Inc.                                       510         42,682
General Electric Co.                                   38,080      1,336,988
Standex International Corp.                               330          9,610
Teleflex, Inc.                                            690         42,918

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Textron, Inc.                                             440    $    40,009
Tredegar Corp.                                          1,070         18,661
Tyco International Ltd.                                 7,760        228,377
                                                                 -----------
                                                                   1,936,055
                                                                 -----------
INSURANCE (4.8%)
ACE Ltd.                                                1,280         73,280
AFLAC, Inc.                                             2,220         99,722
Allstate Corp.                                          2,510        154,013
AMBAC Financial Group, Inc.                               370         30,891
American Financial Group, Inc.                            940         44,988
American International Group, Inc.                      9,450        634,756
AmerUs Group Co.                                          730         49,990
Aon Corp.                                               1,330         46,271
Arthur J. Gallagher & Co.                               1,900         52,915
Brown & Brown, Inc.                                     2,220         64,957
Chubb Corp.                                             1,730         91,950
Cincinnati Financial Corp.                                852         38,894
Delphi Financial Group, Inc.                            1,370         53,773
Everest Re Group Ltd.                                   1,180        117,032
Fidelity National Financial, Inc.                       3,250         72,475
Fidelity National Title Group, Inc., Class A            3,405         74,947
First American Financial Corp.                          1,800         73,494
Genworth Financial, Inc., Class A                       1,450         48,488
Hanover Insurance Group, Inc.                             910         41,269
Hartford Financial Services Group, Inc.                 1,110         96,759
HCC Insurance Holdings, Inc.                            2,110         71,023
Hilb, Rogal & Hobbs Co.                                 1,100         43,912
Horace Mann Educators Corp.                               710         14,299
Infinity Property & Casualty Corp.                        650         27,963
LandAmerica Financial Group, Inc.                         450         28,391
Lincoln National Corp.                                  1,196         75,719
Marsh & McLennan Cos., Inc.                             2,300         67,712
MBIA, Inc.                                                490         30,390
Mercury General Corp.                                     680         35,204
MetLife, Inc.                                           2,940        167,961
Ohio Casualty Corp.                                     1,030         28,253
Old Republic International Corp.                        3,787         85,321
Philadelphia Consolidated Holding Corp.(b)              1,710         66,895
Presidential Life Corp.                                   820         19,352
Principal Financial Group, Inc.                         1,180         66,658
ProAssurance Corp.(b)                                     960         46,752
Progressive Corp.                                       3,590         86,770
Protective Life Corp.                                   1,380         61,065
Prudential Financial, Inc.                              1,860        143,089
RLI Corp.                                                 630         34,152
SAFECO Corp.                                              500         29,095
Safety Insurance Group, Inc.                              450         22,505
SCPIE Holdings, Inc.(b)                                   330          9,257
Selective Insurance Group, Inc.                           810         44,753
St. Paul Travelers Cos., Inc.                           2,750        140,607
StanCorp Financial Group, Inc.                          1,010         46,147
Stewart Information Services Corp.                        590         21,865
Torchmark Corp.                                           460         28,373
United Fire & Casualty Co.                                620         21,936
Unitrin, Inc.                                             930         39,925
UnumProvident Corp.                                     1,160         22,945
W.R. Berkley Corp.                                      3,237        119,316
XL Capital Ltd.                                           670         47,269
Zenith National Insurance Corp.                         1,065         49,544
                                                                 -----------
                                                                   3,805,282
                                                                 -----------
INTERNET SOFTWARE & SERVICES (1.0%)
Amazon.com, Inc.(b)                                     1,220         46,470
Bankrate, Inc.(b)                                         390         12,461
Digital Insight Corp.(b)                                1,070         32,935
Google, Inc., Class A(b)                                  775        369,201
InfoSpace, Inc.(b)                                        990         20,008
J2 Global Communications, Inc.(b)                       1,620         44,453
McAfee, Inc.(b)                                         2,990         86,500
MIVA, Inc.(b)                                             930          2,967
PetMed Express, Inc.(b)                                   520          6,500
Stamps.com Inc.(b)                                        700         11,235
United Online, Inc.                                     1,670         22,578
VeriSign, Inc.(b)                                       1,360         28,125
Webex Communications, Inc.(b)                           1,240         47,678
Websense, Inc.(b)                                       1,450         39,687
                                                                 -----------
                                                                     770,798
                                                                 -----------
IT SERVICES (2.0%)
3Com Corp.(b)                                           6,750         32,805
Acxiom Corp.                                            1,540         38,115
Affiliated Computer Services, Inc.(b)                     460         24,601
Alliance Data Systems Corp.(b)                          1,210         73,471
Automatic Data Processing, Inc.                         2,360        116,678
BISYS Group, Inc.(b)                                    2,150         23,736
CACI International, Inc.(b)                               860         49,484
Carreker Corp.(b)                                         810          5,929
Ceridian Corp.(b)                                       2,870         67,646
Cerner Corp.(b)                                         1,800         86,958
CheckFree Corp.(b)                                      1,700         67,116
Ciber, Inc.(b)                                          1,910         13,084
Cognizant Technology Solutions Corp.(b)                 2,580        194,223
Computer Sciences Corp.(b)                                670         35,410
Convergys Corp.(b)                                        620         13,150
CSG Systems International, Inc.(b)                      1,000         26,980
DST Systems, Inc.(b)                                    1,120         69,205
eFunds Corp.(b)                                         1,470         36,456

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Electronic Data Systems Corp.                           2,390    $    60,539
Fidelity National Information Services, Inc.            1,820         75,657
Fiserv, Inc.(b)                                           770         38,038
Gartner, Inc.(b)                                        1,570         29,202
Gevity HR, Inc.                                           890         20,114
Global Payments, Inc.                                   1,940         84,797
Keane, Inc.(b)                                          1,190         13,792
ManTech International Corp.(b)                            600         20,436
MAXIMUS, Inc.                                             610         17,025
MoneyGram International, Inc.                           1,630         55,762
MPS Group, Inc.(b)                                      1,780         27,145
Paychex, Inc.                                           1,470         58,036
Sabre Holdings Corp.                                      600         15,252
SRA International, Inc.(b)                                760         24,358
StarTek, Inc.                                             470          6,411
Sykes Enterprises Inc.(b)                                 570         11,565
TALX Corp.                                              1,047         25,463
Unisys Corp.(b)                                         1,310          8,567
Western Union Co.(b)                                    2,010         44,321
                                                                 -----------
                                                                   1,611,527
                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Arctic Cat, Inc.                                          620         11,104
Brunswick Corp.                                           440         13,860
Callaway Golf Co.                                       1,420         19,071
Eastman Kodak Co.                                       1,370         33,428
Hasbro, Inc.                                              800         20,736
JAKKS Pacific, Inc.(b)                                    800         17,352
K2, Inc.(b)                                             1,410         19,261
MarineMax, Inc.(b)                                        500         14,255
Mattel, Inc.                                            1,780         40,281
Nautilus Group, Inc.                                    1,090         15,402
Polaris Industries, Inc.                                1,180         50,528
Pool Corp.                                              1,530         62,699
RC2 Corp.(b)                                              480         21,686
Sturm, Ruger & Co., Inc.(b)                               930          7,747
                                                                 -----------
                                                                     347,410
                                                                 -----------
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(b)                                     1,330         33,915
Applera Corp.                                             950         35,435
Cambrex Corp.                                             990         23,166
Charles River Laboratories International, Inc.(b)       1,300         55,796
Covance, Inc.(b)                                        1,190         69,614
Dionex Corp.(b)                                           510         27,744
Enzo Biochem, Inc.(b)                                     962         13,757
Fisher Scientific International, Inc.(b)                  480         41,098
Invitrogen Corp.(b)                                       980         56,849
Kendle International, Inc.(b)                             390         13,502
Millipore Corp.(b)                                        250         16,133
PAREXEL International Corp.(b)                            860         25,456
Pharmaceutical Product Development, Inc.                1,950         61,717
Pharmanet Development Group Inc.(b)                       610         11,407
Techne Corp.(b)                                           810         45,263
Thermo Electron Corp.(b)                                  710         30,438
Waters Corp.(b)                                           400         19,920
                                                                 -----------
                                                                     581,210
                                                                 -----------
MACHINERY (2.7%)
A.S.V., Inc.(b)                                           510          7,451
AGCO Corp.(b)                                           1,650         44,138
Albany International Corp.                                890         29,913
Applied Industrial Technologies, Inc.                   1,260         36,212
Astec Industries, Inc.(b)                                 570         18,177
Barnes Group, Inc.                                      1,200         24,060
Briggs & Stratton Corp.                                 1,500         38,235
Caterpillar, Inc.                                       2,400        145,703
CLARCOR, Inc.                                           1,560         50,825
Crane Co.                                                 920         35,825
Cummins, Inc.                                             200         25,396
Danaher Corp.                                             820         58,851
Deere & Co.                                               860         73,212
Donaldson Co., Inc.                                     1,300         48,815
Dover Corp.                                               760         36,100
Eaton Corp.                                               480         34,766
EnPro Industries, Inc.(b)                                 630         20,160
Federal Signal Corp.                                      800         12,208
Flowserve Corp.(b)                                        980         51,940
Gardner Denver, Inc.(b)                                 1,520         51,665
Graco, Inc.                                             1,240         50,542
Harsco Corp.                                              730         59,590
IDEX Corp.                                              1,500         70,350
Illinois Tool Works, Inc.                               1,620         77,646
Ingersoll-Rand Co.                                      1,270         46,622
ITT Industries, Inc.                                      670         36,441
JLG Industries, Inc.                                    3,190         88,203
Joy Global, Inc.                                        2,215         86,628
Kaydon Corp.                                              810         33,858
Kennametal, Inc.                                          660         40,729
Lincoln Electric Holdings, Inc.                           720         44,273
Lindsay Manufacturing Co.                                 320         10,525
Lydall, Inc.(b)                                           510          4,626
Mueller Industries, Inc.                                1,060         38,870
Navistar International Corp.(b)                           260          7,210
Nordson Corp.                                             590         27,170
Oshkosh Truck Corp.                                     1,290         58,321
PACCAR, Inc.                                              870         51,513
Pall Corp.                                                480         15,312

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Parker Hannifin Corp.                                     390    $    32,616
Pentair, Inc.                                           1,980         65,221
Robbins & Myers, Inc.                                     430         16,551
SPX Corp.                                               1,040         59,821
The Manitowoc Co., Inc.                                 1,720         94,393
Timken Co.                                              1,550         46,578
Toro Co.                                                1,210         52,224
Trinity Industries, Inc.                                1,335         48,140
Valmont Industries, Inc.                                  460         25,668
Wabash National Corp.                                     970         13,609
Watts Water Technologies, Inc.                            740         27,543
Wolverine Tube, Inc.(b)                                   550          1,579
                                                                 -----------
                                                                   2,176,024
                                                                 -----------
MARINE (0.1%)
Alexander & Baldwin, Inc.                                 770         35,443
Kirby Corp.(b)                                          1,530         53,596
                                                                 -----------
                                                                      89,039
                                                                 -----------
MEDIA (1.5%)
4Kids Entertainment, Inc.(b)                              570         10,357
ADVO, Inc.                                                950         27,892
Belo Corp.                                              2,500         43,800
Catalina Marketing Corp.                                  850         21,548
CBS Corp., Class B                                      4,060        117,495
Clear Channel Communications, Inc.                      2,570         89,564
Dow Jones & Co., Inc.                                     410         14,387
Entercom Communications Corp.                           1,300         35,971
Gannett Co., Inc.                                         970         57,366
Harte-Hanks, Inc.                                       1,510         38,128
Interpublic Group of Cos., Inc.(b)                      1,710         18,656
Lee Enterprises, Inc.                                   1,070         30,527
Live Nation, Inc.(b)                                    2,137         45,433
McGraw Hill Cos., Inc.                                  1,450         93,046
Media General, Inc.                                       480         17,808
Meredith Corp.                                            370         19,425
New York Times Co., Class A                               950         22,962
News Corp.                                             10,430        217,465
Omnicom Group, Inc.                                       650         65,943
Radio One, Inc., Class D(b)                             1,630         11,068
Reader's Digest Association, Inc.                       1,810         26,028
Scholastic Corp.(b)                                       750         23,565
The E.W. Scripps Co., Class A                             670         33,138
Tribune Co.                                             1,180         39,329
Univision Communications, Inc.(b)                       1,200         42,072
Valassis Communications, Inc.(b)                        1,070         16,061
Washington Post Co.                                        66         49,705
Westwood One, Inc.                                      2,010         15,899
                                                                 -----------
                                                                   1,244,638
                                                                 -----------
METALS & MINING (1.2%)
A.M. Castle & Co.                                         330         11,035
Alcoa, Inc.                                             3,390         98,004
Aleris International, Inc.(b)                             864         44,505
Allegheny Technologies, Inc.                              370         29,130
AMCOL International Corp.                                 750         19,733
Brush Engineered Materials, Inc.(b)                       570         19,186
Carpenter Technology Corp.                                740         79,173
Century Aluminum Co.(b)                                   640         24,909
Chaparral Steel Co.                                     1,300         54,067
Cleveland Cliffs, Inc.                                  1,170         49,479
Commercial Metals Co.                                   2,330         62,001
Freeport-McMoRan Copper & Gold, Inc.                      670         40,522
Newmont Mining Corp.                                    1,750         79,223
Nucor Corp.                                             1,120         65,419
Phelps Dodge Corp.                                        740         74,281
Quanex Corp.                                            1,115         37,364
Reliance Steel & Aluminum Co.                           1,100         37,785
RTI International Metals, Inc.(b)                         620         38,018
Ryerson Tull, Inc.                                        770         18,557
Steel Dynamics, Inc.                                      790         47,487
Steel Technologies, Inc.                                  380          7,292
United States Steel Corp.                                 430         29,068
Worthington Industries, Inc.                            1,370         23,674
                                                                 -----------
                                                                     989,912
                                                                 -----------
MULTI-UTILITIES (2.0%)
Alliant Energy Corp.                                    2,370         90,890
Ameren Corp.                                              940         50,854
Aquila, Inc.(b)                                         4,780         21,940
Avista Corp.                                            1,300         33,462
CenterPoint Energy, Inc.                                1,150         17,802
CH Energy Group, Inc.                                     480         24,970
CMS Energy Corp.(b)                                       800         11,912
Consolidated Edison, Inc.                               1,200         58,020
Dominion Resources, Inc.                                1,270        102,857
DTE Energy Co.                                            950         43,159
Duke Energy Corp.                                       4,846        153,326
Energy East Corp.                                       2,830         68,797
KeySpan Corp.                                             860         34,899
MDU Resources Group, Inc.                               3,450         88,596
NiSource, Inc.                                          1,140         26,528
NSTAR                                                   2,480         86,279
OGE Energy Corp.                                        1,680         64,814
PG&E Corp.                                              1,550         66,867
PNM Resources, Inc.                                     1,240         34,918
Public Service Enterprise Group, Inc.                     930         56,777
Puget Energy, Inc.                                      1,670         39,880
SCANA Corp.                                             2,430         97,103
Sempra Energy                                           1,140         60,466

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
TECO Energy, Inc.                                         810    $    13,357
Vectren Corp.                                           1,320         38,359
Wisconsin Energy Corp.                                  2,400        110,256
WPS Resources Corp.                                       820         43,632
Xcel Energy, Inc.                                       1,610         35,533
                                                                 -----------
                                                                   1,576,253
                                                                 -----------
MULTILINE RETAIL (0.9%)
99 Cents Only Stores(b)                                 1,170         14,028
Big Lots, Inc.(b)                                         350          7,378
Dillard's, Inc., Class A                                  280          8,448
Dollar General Corp.                                    1,210         16,976
Dollar Tree Stores, Inc.(b)                             1,950         60,626
Family Dollar Stores, Inc.                                680         20,026
Federated Department Stores, Inc.                       2,032         89,225
Fred's, Inc.                                            1,080         14,126
J.C. Penney Co., Inc.                                     820         61,689
Kohl's Corp.(b)                                         1,200         84,720
Nordstrom, Inc.                                           800         37,880
Saks, Inc.                                              2,720         52,605
Sears Holdings Corp.(b)                                   328         57,226
Target Corp.                                            3,110        184,050
Tuesday Morning Corp.                                     640         10,560
                                                                 -----------
                                                                     719,563
                                                                 -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.(b)                                          3,940         66,980
Zebra Technologies Corp.(b)                             1,320         49,196
                                                                 -----------
                                                                     116,176
                                                                 -----------
OIL, GAS & CONSUMABLE FUELS (6.3%)
Anadarko Petroleum Corp.                                1,640         76,129
Apache Corp.                                            1,100         71,852
Arch Coal, Inc.                                         2,580         89,345
Cabot Oil & Gas Corp.                                   1,320         69,841
Chesapeake Energy Corp.                                 1,420         46,065
ChevronTexaco Corp.                                     8,069        542,236
Cimarex Energy Co.                                      2,330         83,927
ConocoPhillips                                          5,939        357,764
CONSOL Energy Inc.                                        520         18,403
Denbury Resources, Inc.(b)                              2,140         61,504
Devon Energy Corp.                                      1,480         98,923
El Paso Corp.                                           2,430         33,291
EOG Resources, Inc.                                       810         53,889
Exxon Mobil Corp.                                      21,710      1,550,527
Forest Oil Corp.(b)                                     1,070         34,925
Frontier Oil Corp.                                      3,330         97,902
Hess Corp.                                                870         36,888
Kinder Morgan, Inc.                                       410         43,091
Marathon Oil Corp.                                      1,288        111,283
Massey Energy Co.                                       2,350         59,338
Murphy Oil Corp.                                          630         29,711
Newfield Exploration Co.(b)                             2,260         92,185
Noble Energy, Inc.                                      3,120        151,726
Occidental Petroleum Corp.                              3,032        142,322
Overseas Shipholding Group, Inc.                          480         30,024
Peabody Energy Corp.                                    4,730        198,518
Penn Virginia Corp.                                       450         32,198
Petroleum Development Corp.(b)                            470         21,691
Pioneer Natural Resources Co.                           2,280         92,864
Plains Exploration & Production Co.(b)                  1,390         58,783
Pogo Producing Co.                                        960         42,960
Quicksilver Resources, Inc.(b)                          1,210         41,479
Southwestern Energy Co.(b)                              3,030        107,807
St. Mary Land & Exploration Co.                         1,610         60,037
Stone Energy Corp.(b)                                     710         27,669
Sunoco, Inc.                                              460         30,420
Swift Energy Co.(b)                                       760         35,507
Valero Energy Corp.                                     2,220        116,173
Williams Cos., Inc.                                     2,460         60,098
World Fuel Services Corp.                                 780         33,556
XTO Energy, Inc.                                        1,356         63,271
                                                                 -----------
                                                                   5,006,122
                                                                 -----------
PAPER & FOREST PRODUCTS (0.3%)
Bowater, Inc.                                           1,200         25,092
Buckeye Technologies, Inc.(b)                           1,110         11,533
Deltic Timber Corp.                                       330         16,800
International Paper Co.                                 2,090         69,701
Louisiana-Pacific Corp.                                   440          8,703
MeadWestvaco Corp.                                        900         24,768
Neenah Paper, Inc.                                        460         16,942
Pope & Talbot, Inc.(b)                                    510          2,780
Wausau-Mosinee Paper Corp.                              1,480         20,069
Weyerhaeuser Co.                                          870         55,323
                                                                 -----------
                                                                     251,711
                                                                 -----------
PERSONAL PRODUCTS (0.2%)
Alberto-Culver Co.                                        390         19,816
Avon Products, Inc.                                     2,040         62,036
NBTY, Inc.(b)                                           1,690         47,016
Playtex Products, Inc.(b)                               1,170         16,310
The Estee Lauder Cos., Inc.                               570         23,022
                                                                 -----------
                                                                     168,200
                                                                 -----------
PHARMACEUTICALS (3.5%)
Abbott Laboratories                                     5,910        280,784
Allergan, Inc.                                            633         73,112

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Alpharma, Inc., Class A                                 1,430    $    31,560
Bradley Pharmaceuticals, Inc.(b)                          530          9,222
Bristol-Myers Squibb Co.                                7,520        186,120
CNS, Inc.                                                 430         15,932
Connetics Corp.(b)                                      1,240         21,130
Eli Lilly & Co.                                         4,140        231,881
Forest Laboratories, Inc.(b)                            1,310         64,111
IMS Health, Inc.                                        1,060         29,521
Johnson & Johnson                                      11,090        747,467
King Pharmaceuticals, Inc.(b)                           1,240         20,745
Medicis Pharmaceutical Corp.                            1,130         39,595
Merck & Co., Inc.                                       8,290        376,532
MGI Pharma, Inc.(b)                                     2,420         46,053
Mylan Laboratories, Inc.                                1,280         26,240
Noven Pharmaceuticals, Inc.(b)                            910         20,211
Par Pharmaceutical Cos., Inc.(b)                          860         16,761
Perrigo Co.                                             1,870         33,454
Schering-Plough Corp.                                   6,530        144,574
Sciele Pharma, Inc.(b)                                    940         20,501
Sepracor, Inc.(b)                                       1,990        103,002
Valeant Pharmaceuticals International                   2,050         38,294
Watson Pharmaceuticals, Inc.(b)                           660         17,761
Wyeth                                                   5,140        262,294
                                                                 -----------
                                                                   2,856,857
                                                                 -----------
RADIO BROADCASTING (0.0%)
Arbitron, Inc.                                            930         39,060
                                                                 -----------
REAL ESTATE -- OPERATIONS AND DEVELOPMENT (0.0%)
Realogy Corp.(b)                                          480         12,374
                                                                 -----------
REAL ESTATE INVESTMENT TRUST (2.6%)
Acadia Realty Trust                                       340          8,687
AMB Property Corp.                                      1,590         92,872
Apartment Investment & Management Co.                     400         22,928
Archstone-Smith Trust                                     890         53,587
Boston Properties, Inc.                                   430         45,937
Colonial Properties Trust                               1,320         66,515
Developers Diversified Realty Corp.                     2,010        122,409
Eastgroup Properties, Inc.                                670         35,664
Entertainment Properties Trust                            750         41,250
Equity Office Properties Trust                          1,760         74,800
Equity Residential                                      1,240         67,716
Essex Property Trust, Inc.                                660         87,965
Glenborough Realty Trust, Inc.                            990         25,720
Highwood Properties, Inc.                                 930         35,526
Hospitality Properties Trust                            1,430         69,298
Inland Real Estate Corp.                                1,160         21,680
Kilroy Realty Corp.                                       840         63,277
Kimco Realty Corp.                                        710         31,545
Lexington Corp. Properties Trust                        1,310         27,903
Liberty Property Trust                                  1,750         84,350
Longview Fibre Co.                                      1,159         24,409
Macerich Co.                                            1,220         98,027
Mack-Cali Realty Corp.                                  1,180         62,422
Mid-America Apartment Communities, Inc.                   480         30,552
National Retail Properties, Inc.                        1,340         30,110
New Century Financial Corp.                             1,580         62,220
New Plan Excel Realty Trust                             1,740         50,112
Parkway Properties, Inc.                                  450         22,203
Plum Creek Timber Co., Inc.                               800         28,752
Potlatch Corp.                                            706         28,664
ProLogis                                                  940         59,474
PS Business Parks, Inc.                                   260         17,121
Public Storage, Inc.                                      427         38,306
Rayonier, Inc.                                          1,540         63,125
Regency Centers Corp.                                   1,190         85,870
Senior Housing Properties Trust                           190          4,357
Simon Property Group, Inc.                                820         79,622
Sovran Self Storage, Inc.                                 540         31,849
United Dominion Realty Trust, Inc.                      2,410         78,012
Vornado Realty Trust                                      480         57,240
Weingarten Realty Investors                             1,590         73,935
                                                                 -----------
                                                                   2,106,011
                                                                 -----------
ROAD & RAIL (1.0%)
Arkansas Best Corp.                                       680         27,866
Avis Budget Group Inc.                                  1,490         29,487
Burlington Northern Santa Fe Corp.                      1,300        100,788
Con-way, Inc.                                             810         38,208
CSX Corp.                                               1,640         58,499
Heartland Express, Inc.                                 2,043         33,362
J.B. Hunt Transport Services, Inc.                      2,440         52,802
Kansas City Southern(b)                                 2,250         63,878
Knight Transportation, Inc.                             1,910         34,800
Landstar System, Inc.                                   1,650         76,626
Norfolk Southern Corp.                                  1,580         83,061
Old Dominion Freight Line, Inc.(b)                        785         21,713
Ryder System, Inc.                                        200         10,530
Swift Transportation Co., Inc.(b)                       1,010         25,402
Union Pacific Corp.                                       990         89,723
Werner Enterprises, Inc.                                1,170         21,470
YRC Worldwide, Inc.(b)                                    983         38,081
                                                                 -----------
                                                                     806,296
                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Actel Corp.(b)                                            690         11,309
Advanced Energy Industries, Inc.(b)                       850         13,362

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Advanced Micro Devices, Inc.(b)                         1,710    $    36,372
Altera Corp.(b)                                         1,430         26,369
Analog Devices, Inc.                                    1,250         39,775
Applied Materials, Inc.                                 6,660        115,816
Atmel Corp.(b)                                          8,110         46,633
Atmi, Inc.(b)                                             990         31,373
Axcelis Technologies, Inc.(b)                           2,700         18,630
Broadcom Corp.(b)                                       1,640         49,643
Brooks Automation, Inc.(b)                              2,200         31,240
Cabot Microelectronics Corp.(b)                           410         11,706
Cohu, Inc.                                                660         13,055
Cree, Inc.(b)                                           1,460         32,105
Cymer, Inc.(b)                                          1,020         47,257
Cypress Semiconductor Corp.(b)                          2,580         43,318
Diodes, Inc.(b)                                           500         22,020
DSP Group, Inc.(b)                                        910         19,765
Exar Corp.(b)                                           1,110         14,397
Fairchild Semiconductor International, Inc.(b)          2,200         35,442
FEI Co.(b)                                                860         19,660
Freescale Semiconductor, Inc., Class B(b)               1,394         54,826
Integrated Device Technology, Inc.(b)                   3,621         57,393
Intel Corp.                                            21,400        456,675
International Rectifier Corp.(b)                        1,180         42,445
Intersil Corp.                                          2,560         60,032
KLA-Tencor Corp.                                          580         28,519
Kopin Corp.(b)                                          1,940          6,926
Kulicke & Soffa Industries, Inc.(b)                     1,420         12,752
Lam Research Corp.(b)                                   2,490        123,130
Lattice Semiconductor Corp.(b)                          1,950         12,110
Linear Technology Corp.                                 1,030         32,054
LSI Logic Corp.(b)                                      1,420         14,271
Maxim Integrated Products, Inc.                         1,080         32,411
MEMC Electronic Materials, Inc.(b)                      2,960        105,079
Micrel, Inc.(b)                                         1,460         16,294
Microchip Technology, Inc.                              3,750        123,487
Micron Technology, Inc.(b)                              2,480         35,836
Microsemi Corp.(b)                                      1,980         38,808
National Semiconductor Corp.                            1,270         30,848
Novellus Systems, Inc.(b)                                 440         12,166
NVIDIA Corp.(b)                                         1,260         43,936
Pericom Semiconductor Corp.(b)                            770          7,400
Photronics, Inc.(b)                                     1,330         18,607
PMC-Sierra, Inc.(b)                                       640          4,243
QLogic Corp.(b)                                           850         17,493
RF Micro Devices, Inc.(b)                               3,190         23,287
Rudolph Technologies, Inc.(b)                             600         10,596
Semtech Corp.(b)                                        1,410         18,372
Silicon Laboratories, Inc.(b)                             900         29,367
Skyworks Solutions, Inc.(b)                             4,590         30,432
Standard Microsystems Corp.(b)                            590         18,190
Supertex, Inc.(b)                                         270         11,991
Teradyne, Inc.(b)                                         790         11,076
Texas Instruments, Inc.                                 5,630        169,912
TriQuint Semiconductor, Inc.(b)                         2,370         10,665
Ultratech, Inc.(b)                                        750         10,718
Varian Semiconductor Equipment Associates, Inc.(b)      1,535         56,012
Veeco Instruments, Inc.(b)                                850         15,887
Xilinx, Inc.                                            1,390         35,459
                                                                 -----------
                                                                   2,518,952
                                                                 -----------
SOFTWARE (3.3%)
Activision, Inc.(b)                                     5,421         83,592
Adobe Systems, Inc.(b)                                  2,224         85,068
Advent Software, Inc.(b)                                  280         10,366
Altiris, Inc.(b)                                          820         18,458
ANSYS, Inc.(b)                                          1,090         50,140
Autodesk, Inc.(b)                                         930         34,178
BMC Software, Inc.(b)                                     940         28,491
CA, Inc.                                                1,960         48,530
Cadence Design Systems, Inc.(b)                         5,420         96,801
Captaris, Inc.(b)                                       1,110          6,538
Catapult Communications Corp.(b)                          410          3,579
Citrix Systems, Inc.(b)                                   680         20,080
Compuware Corp.(b)                                      1,610         12,944
Electronic Arts, Inc.(b)                                1,120         59,237
Epicor Software Corp.(b)                                1,260         17,678
EPIQ Systems, Inc.(b)                                     580          8,862
Factset Research Systems, Inc.                          1,010         51,409
Fair Issac Corp.                                        1,250         45,788
Hyperion Solutions Corp.(b)                             1,745         65,263
Intuit, Inc.(b)                                         1,430         50,479
Jack Henry & Associates, Inc.                           1,720         37,479
JDA Software Group, Inc.(b)                               940         13,827
Kronos, Inc.(b)                                           930         31,527
Macrovision Corp.(b)                                    1,070         28,473
Manhattan Associates, Inc.(b)                             970         28,644
MapInfo Corp.(b)                                          730          9,804
Mentor Graphics Corp.(b)                                1,430         24,124
MICROS Systems, Inc.(b)                                 1,090         54,151
Microsoft Corp.                                        32,440        931,352
Napster, Inc.(b)                                        1,240          5,878
Novell, Inc.(b)                                         1,500          9,000
Open Solutions, Inc.(b)                                   690         25,785
Oracle Corp.(b)                                        15,311        282,794
Parametric Technology Corp.(b)                            492          9,614
Phoenix Technologies Ltd.(b)                              840          3,688
Progress Software Corp.(b)                              1,260         36,275
Quality Systems, Inc.                                     480         20,371

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Radiant Systems, Inc.(b)                                  890    $     9,799
Secure Computing Corp.(b)                               1,290          9,262
Sonic Solutions(b)                                        810         13,073
SPSS, Inc.(b)                                             570         15,772
Sybase, Inc.(b)                                         1,790         43,587
Symantec Corp.(b)                                       4,222         83,764
Synopsys, Inc.(b)                                       2,870         64,604
THQ, Inc.(b)                                            1,925         57,885
Transaction Systems Architects, Inc.(b)                   690         23,260
Wind River Systems, Inc.(b)                             1,540         16,909
                                                                 -----------
                                                                   2,688,182
                                                                 -----------
SPECIALTY RETAIL (3.9%)
Aaron Rents, Inc.                                       1,440         35,827
Abercrombie & Fitch Co., Class A                        1,580        121,106
Advance Auto Parts, Inc.                                1,950         68,289
Aeropostale, Inc.(b)                                    1,000         29,310
American Eagle Outfitters, Inc.                         2,350        107,629
AnnTaylor Stores Corp.(b)                               1,310         57,666
AutoNation, Inc.(b)                                       900         18,045
AutoZone, Inc.(b)                                         180         20,160
Barnes & Noble, Inc.                                      960         39,658
Bed Bath & Beyond, Inc.(b)                              1,080         43,513
Best Buy Co., Inc.                                      1,430         79,008
Borders Group, Inc.                                     1,270         26,149
CarMax, Inc.(b)                                         1,880         83,284
Cato Corp.                                                885         20,258
Charming Shoppes, Inc.(b)                               1,430         21,164
Chico's FAS, Inc.(b)                                    3,290         78,730
Children's Place Retail Stores, Inc.(b)                   650         45,624
Christopher & Banks Corp.                               1,060         28,609
Circuit City Stores, Inc.                                 650         17,537
Claire's Stores, Inc.                                   1,890         53,582
Coldwater Creek, Inc.(b)                                  930         28,356
Cost Plus, Inc.(b)                                        710          8,485
CPI Corp.                                                 180          8,498
Dress Barn, Inc.(b)                                     1,410         30,625
Finish Line, Inc., Class A                              1,190         15,422
Foot Locker, Inc.                                       2,920         67,715
GameStop Corp.(b)                                       1,296         66,174
Gap, Inc.                                               2,790         58,646
Genesco, Inc.(b)                                          680         25,548
Group 1 Automotive, Inc.                                  650         37,252
Guitar Center, Inc.(b)                                    760         32,961
Gymboree Corp.(b)                                         930         43,208
Hancock Fabrics, Inc.(b)                                  570          1,892
Haverty Furniture Cos., Inc.                              620          9,796
Hibbet Sporting Goods, Inc.(b)                          1,075         31,433
Home Depot, Inc.                                        7,550        281,841
Hot Topic, Inc.(b)                                      1,350         13,649
Jo-Ann Stores, Inc.(b)                                    640         11,648
Jos. A. Bank Clothiers, Inc.(b)                           457         13,568
Limited Brands                                          1,500         44,205
Lowe's Cos., Inc.                                       5,750        173,304
Men's Wearhouse, Inc.                                   1,510         60,174
Michaels Stores, Inc.                                   2,400        105,575
Midas Group, Inc.(b)                                      480          9,902
O'Reilly Automotive, Inc.(b)                            2,170         70,069
Office Depot, Inc.(b)                                   1,060         44,509
OfficeMax, Inc.                                           260         12,371
Pacific Sunwear of California, Inc.(b)                  1,440         25,373
Payless ShoeSource, Inc.(b)                             1,290         34,508
Pep Boys - Manny, Moe & Jack, Inc.                      1,610         22,830
PETsMart, Inc.                                          2,680         77,130
Pier 1 Imports, Inc.                                    1,470          9,614
RadioShack Corp.                                          640         11,418
Rent-A-Center, Inc.(b)                                  1,320         37,963
Ross Stores, Inc.                                       2,830         83,286
Select Comfort Corp.(b)                                 1,665         35,598
Sherwin-Williams Co.                                      420         24,877
Sonic Automotive, Inc.                                  1,010         26,563
Stage Stores, Inc.                                        810         26,252
Staples, Inc.                                           2,865         73,888
Stein Mart, Inc.                                        1,010         16,534
Tiffany & Co.                                             540         19,289
TJX Cos., Inc.                                          1,790         51,821
Tractor Supply Co.(b)                                     930         45,031
Tween Brands, Inc.(b)                                     950         39,729
Urban Outfitters, Inc.(b)                               2,200         38,500
Williams-Sonoma, Inc.                                   2,080         70,741
Zale Corp.(b)                                           1,470         42,395
                                                                 -----------
                                                                   3,115,314
                                                                 -----------
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Ashworth, Inc.(b)                                         430          3,019
Brown Shoe Company, Inc.                                  870         33,895
Coach, Inc.(b)                                          1,480         58,667
Crocs Inc.(b)                                             870         34,469
Deckers Outdoor Corp.(b)                                  310         16,483
Fossil, Inc.(b)                                         1,610         35,162
Hanesbrands, Inc.(b)                                    1,305         30,798
Jones Apparel Group, Inc.                                 490         16,366
K-Swiss, Inc.                                             830         29,316
Kellwood Co.                                              820         25,092
Liz Claiborne, Inc.                                       440         18,555
NIKE, Inc.                                                700         64,316
Oxford Industries, Inc.                                   410         21,640
Phillips-Van Heusen Corp.                               1,460         66,809

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Polo Ralph Lauren Corp.                                 1,080    $    76,679
Quiksilver, Inc.(b)                                     3,660         51,057
Skechers U.S.A., Inc., Class A(b)                         750         22,418
Stride Rite Corp.                                         950         14,013
Timberland Co.(b)                                       1,060         30,581
V.F. Corp.                                                310         23,563
Wolverine World Wide, Inc.                              1,635         46,369
                                                                 -----------
                                                                     719,267
                                                                 -----------
THRIFTS & MORTGAGE FINANCE (1.7%)
Anchor BanCorp of Wisconsin, Inc.                         500         14,520
Astoria Financial Corp.                                 1,725         50,042
BankAtlantic Bancorp, Inc.                              1,730         22,663
BankUnited Financial Corp.                                880         23,734
Brookline Bancorp, Inc.                                 1,560         20,795
Countrywide Financial Corp.                             2,300         87,676
Dime Community Bancshares, Inc.                           830         11,579
Downey Financial Corp.                                    510         35,129
Federal Home Loan Mortgage Corp.                        2,530        174,544
Federal National Mortgage Assoc.                        3,530        209,187
Fidelity Bankshares, Inc.                                 590         23,411
FirstFed Financial Corp.(b)                               420         25,943
Flagstar Bancorp, Inc.                                  1,510         22,695
Franklin Bank Corp.(b)                                    180          3,638
Fremont General Corp.                                   2,160         31,385
Harbor Florida Bancshares, Inc.                           570         25,884
IndyMac Bancorp., Inc.                                  1,190         54,086
MAF Bancorp, Inc.                                         900         38,781
MGIC Investment Corp.                                     290         17,040
New York Community Bancorp, Inc.                        4,450         72,758
PMI Group, Inc.                                         1,700         72,505
Radian Group, Inc.                                      1,470         78,351
Sovereign Bancorp, Inc.                                 1,228         29,300
TrustCo Bank Corp. NY                                   1,840         20,332
Washington Federal, Inc.                                1,100         25,564
Washington Mutual, Inc.                                 3,836        162,263
Webster Financial Corp.                                 1,050         50,736
                                                                 -----------
                                                                   1,404,541
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.                                            2,260         90,942
GATX Corp.                                                940         40,956
Lawson Products, Inc.                                     130          6,293
MSC Industrial Direct Co., Inc.                           990         40,511
United Rentals, Inc.(b)                                 1,280         30,323
W.W. Grainger, Inc.                                       210         15,284
Watsco, Inc.                                              640         31,872
                                                                 -----------
                                                                     256,181
                                                                 -----------
WATER UTILITIES (0.1%)
American States Water Co.                                 550         23,100
Aqua America, Inc.                                      2,493         60,455
                                                                 -----------
                                                                      83,555
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
ALLTEL Corp.                                            1,510         80,498
Sprint Corp.                                           11,232        209,926
Telephone & Data Systems, Inc.                          1,950         95,258
                                                                 -----------
                                                                     385,682
                                                                 -----------
TOTAL COMMON STOCKS
    (COST $67,120,709)                                            80,624,733
                                                                 -----------
SHORT-TERM INVESTMENTS (0.1%)
SSgA U.S. Government Money
    Market Fund, 5.14%(c)                             101,478        101,478
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
    (COST $101,478)                                                  101,478
                                                                 -----------
      TOTAL INVESTMENTS
        (COST $67,222,187)(a) 100.0%                              80,726,211
      LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%*                     (2,461)
                                                                 -----------
      NET ASSETS 100.0%                                          $80,723,750
                                                                 ===========

Percentages indicated are based on net assets.

(a) Cost for federal income tax purposes is $67,286,797. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                                          $16,238,820
Unrealized depreciation                                           (2,799,406)
                                                                 -----------
Net unrealized appreciation                                      $13,439,414
                                                                 ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of October 31, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (2.1%)
AAR Corp.(b)                                            2,960    $    77,078
Applied Signal Technology, Inc.                         1,190         17,660
Armor Holdings, Inc.(b)                                 2,480        127,620
Ceradyne, Inc.(b)                                       2,190         90,338
Cubic Corp.                                             1,560         32,620
Curtiss-Wright Corp.                                    3,720        125,884
EDO Corp.                                               1,500         35,865
Esterline Technologies Corp.(b)                         2,180         82,186
Kaman Corp.                                             2,050         41,800
Moog, Inc.(b)                                           3,270        121,971
Teledyne Technologies, Inc.(b)                          2,910        121,405
Triumph Group, Inc.                                     1,300         62,595
                                                                 -----------
                                                                     937,022
                                                                 -----------
AIR FREIGHT & LOGISTICS (0.2%)
Hub Group, Inc., Class A(b)                             3,680         99,949
                                                                 -----------
AIRLINES (0.5%)
Frontier Airlines Holdings, Inc.(b)                     3,570         28,703
Mesa Air Group, Inc.(b)                                 3,400         30,260
SkyWest, Inc.                                           5,150        137,299
                                                                 -----------
                                                                     196,262
                                                                 -----------
AUTO COMPONENTS (0.4%)
Drew Industries, Inc.(b)                                1,450         39,368
LKQ Corp.(b)                                            4,020         93,022
Standard Motor Products, Inc.                           1,310         14,515
Superior Industries International, Inc.                 2,200         37,180
                                                                 -----------
                                                                     184,085
                                                                 -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                               1,560         17,441
Fleetwood Enterprises, Inc.(b)                          2,470         17,636
Monaco Coach Corp.                                      2,490         29,731
Winnebago Industries, Inc.                              2,180         72,571
                                                                 -----------
                                                                     137,379
                                                                 -----------
BEVERAGES (0.3%)
Hansen Natural Corp.(b)                                 4,630        147,003
                                                                 -----------
BIOTECHNOLOGY (0.3%)
ArQule, Inc.(b)                                         3,430         13,789
Regeneron Pharmaceuticals, Inc.(b)                      3,750         75,188
Savient Pharmaceuticals, Inc.(b)                        5,640         42,920
                                                                 -----------
                                                                     131,897
                                                                 -----------
BUILDING PRODUCTS (1.2%)
Apogee Enterprises, Inc.                                2,690         43,282
ElkCorp                                                 1,750         43,960
Griffon Corp.(b)                                        2,340         57,541
Lennox International, Inc.                              4,920        132,642
NCI Building Systems, Inc.(b)                           1,770        105,935
Simpson Manufacturing Co., Inc.                         3,170         89,996
Universal Forest Products, Inc.                         1,420         64,440
                                                                 -----------
                                                                     537,796
                                                                 -----------
CAPITAL MARKETS (0.5%)
LaBranche & Co., Inc.(b)                                5,090         45,148
Piper Jaffray Cos., Inc.(b)                             1,720        118,938
SWS Group, Inc.                                         1,590         44,186
                                                                 -----------
                                                                     208,272
                                                                 -----------
CHEMICALS (1.6%)
A. Schulman, Inc.                                       2,620         63,430
Arch Chemicals, Inc.                                    2,100         70,266
Georgia Gulf Corp.                                      2,900         62,031
H.B. Fuller Co.                                         5,140        127,421
MacDermid, Inc.                                         2,330         77,939
Material Sciences Corp.(b)                              1,250         14,850
OM Group, Inc.(b)                                       2,310        131,669
Penford Corp.                                             890         14,463
PolyOne Corp.(b)                                        7,850         64,370
Quaker Chemical Corp.                                     880         16,746
Tronox, Inc., Class B                                   2,570         33,616
Wellman, Inc.                                           1,840          6,937
                                                                 -----------
                                                                     683,738
                                                                 -----------
COMMERCIAL BANKS (6.0%)
Boston Private Financial Holdings, Inc.                 3,220         89,001
Central Pacific Financial Corp.                         2,760        101,540
Chittenden Corp.                                        4,570        134,769
Community Bank System, Inc.                             2,830         70,326
East West Bancorp, Inc.                                 4,990        182,184
First Bancorp                                           6,930         68,607
First Commonwealth Financial Corp.                      7,250         96,933
First Indiana Corp.                                       940         23,989
First Midwest Bancorp, Inc.                             3,730        141,852
First Republic Bank                                     2,150         83,721
Hanmi Financial Corp.                                   3,750         80,138
Independent Bank Corp.                                  1,995         47,681
Irwin Financial Corp.                                   1,700         37,689
Nara Bancorp, Inc.                                      1,340         25,460
Prosperity Bancshares, Inc.                             2,500         86,725
Provident Bankshares Corp.                              3,230        116,732

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Republic Bancorp, Inc.                                  7,320    $    97,942
South Financial Group, Inc.                             6,780        179,873
Sterling Bancorp                                        1,230         23,960
Sterling Bancshares, Inc.                               4,400         80,564
Sterling Financial Corp.                                3,135        104,270
Susquehanna Bancshares, Inc.                            4,650        116,204
UCBH Holdings, Inc.                                     7,270        124,608
Umpqua Holdings Corp.                                   4,570        129,057
United Bankshares, Inc.                                 3,510        134,047
Whitney Holding Corp.                                   5,620        183,548
Wintrust Financial Corp.                                2,190        105,689
                                                                 -----------
                                                                   2,667,109
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (4.1%)
ABM Industries, Inc.                                    3,610         71,695
Administaff, Inc.                                       1,970         67,867
Angelica Corp.                                            760         15,914
Bowne & Co., Inc.                                       2,960         46,265
Brady Corp.                                             4,250        157,250
CDI Corp.                                               1,200         28,368
Central Parking Corp.                                   1,640         28,126
Coinstar, Inc.(b)                                       2,350         71,393
Consolidated Graphics, Inc.(b)                            940         58,440
G & K Services, Inc.                                    1,730         65,930
Healthcare Services Group                               2,440         66,319
Heidrick & Struggles International, Inc.(b)             1,470         60,079
John H. Harland Co.                                     2,260         92,411
Labor Ready, Inc.(b)                                    4,620         80,896
Mobile Mini, Inc.(b)                                    2,850         91,685
NCO Group, Inc.(b)                                      2,710         73,062
On Assignment, Inc.(b)                                  2,440         27,694
School Specialty, Inc.(b)                               1,690         66,180
Spherion Corp.(b)                                       5,200         37,700
Standard Register Co.                                   1,280         17,318
Tetra Tech, Inc.(b)                                     5,080         92,354
United Stationers, Inc.(b)                              2,570        122,718
Volt Information Sciences, Inc.(b)                        770         30,415
Waste Connections, Inc.(b)                              3,820        155,436
Watson Wyatt & Co. Holdings                             3,520        158,928
                                                                 -----------
                                                                   1,784,443
                                                                 -----------
COMMUNICATIONS EQUIPMENT (1.7%)
Bel Fuse, Inc.                                          1,020         36,332
Belden CDT, Inc.                                        3,600        130,321
Black Box Corp.                                         1,380         61,534
Blue Coat Systems, Inc.(b)                              1,300         28,990
C-COR, Inc.(b)                                          4,320         43,157
Comtech Telecommunications Corp.(b)                     1,790         63,814
Digi International, Inc.(b)                             1,920         26,918
Ditech Networks, Inc.(b)                                2,990         23,591
Harmonic, Inc.(b)                                       6,580         53,364
Inter-Tel, Inc.                                         1,980         40,966
NETGEAR, Inc.(b)                                        2,840         76,112
Network Equipment Technologies, Inc.(b)                 2,860         16,159
PC-Tel, Inc.(b)                                         2,090         22,468
Symmetricom, Inc.(b)                                    4,070         34,473
Tollgrade Communications, Inc.(b)                       1,330         10,919
ViaSat, Inc.(b)                                         2,060         55,908
                                                                 -----------
                                                                     725,026
                                                                 -----------
COMPUTERS & PERIPHERALS (1.0%)
Adaptec, Inc.(b)                                        9,620         43,579
Avid Technology, Inc.(b)                                3,350        121,001
Hutchinson Technology, Inc.(b)                          2,210         51,162
Komag, Inc.(b)                                          2,520         96,390
Neoware, Inc.(b)                                        1,730         20,708
Novatel Wireless, Inc.(b)                               2,740         23,071
Synaptics, Inc.(b)                                      2,100         59,556
                                                                 -----------
                                                                     415,467
                                                                 -----------
CONSTRUCTION & ENGINEERING (1.2%)
EMCOR Group, Inc.(b)                                    2,640        156,156
Insituform Technologies, Inc.(b)                        2,440         57,023
Shaw Group, Inc.(b)                                     6,420        170,515
URS Corp.(b)                                            3,760        151,942
                                                                 -----------
                                                                     535,636
                                                                 -----------
CONSTRUCTION MATERIALS (0.5%)
Headwaters, Inc.(b)                                     3,620         89,595
Texas Industries, Inc.                                  2,070        128,547
                                                                 -----------
                                                                     218,142
                                                                 -----------
CONSUMER FINANCE (0.4%)
Cash America International, Inc.                        2,500        103,325
Rewards Network, Inc.(b)                                2,400         13,584
World Acceptance Corp.(b)                               1,260         62,987
                                                                 -----------
                                                                     179,896
                                                                 -----------
CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.                                        2,870        157,592
Caraustar Industries, Inc.(b)                           2,700         29,241
Chesapeake Corp.                                        1,940         30,089
Myers Industries, Inc.                                  2,810         50,917
Rock-Tenn Co.                                           3,150         65,016
                                                                 -----------
                                                                     332,855
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
DISTRIBUTORS (0.3%)
Audiovox Corp.(b)                                       2,070    $    27,158
Building Materials Holding Corp.                        2,530         65,932
Keystone Automotive Industries, Inc.(b)                 1,300         49,998
                                                                 -----------
                                                                     143,088
                                                                 -----------
DIVERSIFIED CONSUMER SERVICES (0.2%)
Pre-Paid Legal Services, Inc.                             860         36,507
Universal Technical Institute, Inc.(b)                  1,880         37,562
                                                                 -----------
                                                                      74,069
                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal Corp.                                 2,320         63,846
Portfolio Recovery Associates, Inc.(b)                  1,330         62,005
                                                                 -----------
                                                                     125,851
                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Commonwealth Telephone Enterprises, Inc.                1,850         77,441
General Communication, Inc.(b)                          4,400         57,684
                                                                 -----------
                                                                     135,125
                                                                 -----------
ELECTRIC UTILITIES (1.3%)
ALLETE, Inc.                                            2,630        118,614
Central Vermont Public Service Corp.                    1,050         23,699
Cleco Corp.                                             4,480        115,136
El Paso Electric Co.(b)                                 4,290        100,214
Green Mountain Power Corp.                                410         13,788
UIL Holdings Corp.                                      1,900         75,525
Unisource Energy Corp.                                  3,130        111,365
                                                                 -----------
                                                                     558,341
                                                                 -----------
ELECTRICAL EQUIPMENT (1.4%)
A.O. Smith Corp.                                        1,840         64,694
Acuity Brands, Inc.                                     3,660        181,317
Baldor Electric Co.                                     2,740         87,899
C&D Technologies, Inc.                                  2,640         13,094
MagneTek, Inc.(b)                                       3,870         18,421
REGAL-BELOIT CORP.                                      2,630        130,055
Vicor Corp.                                             1,800         21,420
Woodward Governor Co.                                   2,640         94,274
                                                                 -----------
                                                                     611,174
                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.7%)
Aeroflex, Inc.(b)                                       6,490         70,092
Agilysys, Inc.                                          2,800         41,524
Anixter International, Inc.(b)                          2,770        165,535
Bell Microproducts, Inc.(b)                             3,250         21,905
Benchmark Electronics, Inc.(b)                          5,560        147,618
Brightpoint, Inc.(b)                                    4,170         50,457
Checkpoint Systems, Inc.(b)                             3,340         60,821
Cognex Corp.                                            4,000         92,120
Coherent, Inc.(b)                                       2,700         87,021
CTS Corp.                                               3,310         46,737
Daktronics, Inc.                                        2,700         64,017
Electro Scientific Industries, Inc.(b)                  2,640         52,668
Gerber Scientific, Inc.(b)                              2,150         31,412
Global Imaging Systems, Inc.(b)                         3,940         85,774
Insight Enterprises, Inc.(b)                            4,150         89,184
Itron, Inc.(b)                                          2,080        113,235
Keithley Instruments, Inc.                              1,550         21,080
Littelfuse, Inc.(b)                                     1,880         63,657
LoJack Corp.(b)                                         1,550         30,938
Mercury Computer Systems, Inc.(b)                       1,920         23,654
Methode Electronics, Inc.                               3,370         37,306
Park Electrochemical Corp.                              1,730         53,146
Paxar Corp.(b)                                          3,300         66,066
Photon Dynamics, Inc.(b)                                1,640         19,467
Planar Systems, Inc.(b)                                 1,390         16,750
RadiSys Corp.(b)                                        1,890         34,644
Rogers Corp.(b)                                         1,430        100,057
ScanSource, Inc.(b)                                     2,200         69,058
Technitrol, Inc.                                        3,460         87,261
Trimble Navigation Ltd.(b)                              4,420        204,291
X-Rite, Inc.                                            1,800         20,358
                                                                 -----------
                                                                   2,067,853
                                                                 -----------
ENERGY EQUIPMENT & SERVICES (4.2%)
Atwood Oceanics, Inc.(b)                                2,400        110,880
Bristow Group, Inc.(b)                                  2,040         67,728
CARBO Ceramics, Inc.                                    1,830         61,671
Dril-Quip, Inc.(b)                                      1,820         71,672
Helix Energy Solutions Group, Inc.(b)                   6,650        214,794
Hydril Co.(b)                                           1,410         84,671
Input/Output, Inc.(b)                                   6,200         69,502
Lone Star Technologies, Inc.(b)                         2,510        121,183
Lufkin Industries, Inc.                                 1,210         73,011
NS Group, Inc.(b)                                       1,830        119,609
Oceaneering International, Inc.(b)                      4,430        159,436
SEACOR Holdings, Inc.(b)                                1,750        156,590
Unit Corp.(b)                                           3,810        176,746
Veritas DGC, Inc.(b)                                    2,880        207,388
W-H Energy Services, Inc.(b)                            2,520        118,012
                                                                 -----------
                                                                   1,812,893
                                                                 -----------
FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores, Inc.                            4,380        106,303
Great Atlantic & Pacific Tea Co., Inc.                  1,750         48,423
Longs Drug Stores Corp.                                 2,280         98,131
Nash Finch Co.                                          1,080         28,026
Performance Food Group Co.(b)                           2,910         84,594
United Natural Foods, Inc.(b)                           3,490        121,800
                                                                 -----------
                                                                     487,277
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
FOOD PRODUCTS (1.7%)
American Italian Pasta Co.(b)                           1,590    $    11,909
Corn Products International, Inc.                       5,930        214,606
Flowers Foods, Inc.                                     4,390        119,276
Hain Celestial Group, Inc.(b)                           3,160         89,207
J & J Snack Foods Corp.                                 1,140         38,087
Lance, Inc.                                             2,540         49,581
Peet's Coffee & Tea, Inc.(b)                            1,170         31,298
Ralcorp Holdings, Inc.(b)                               2,140        105,823
Sanderson Farms, Inc.                                   1,250         33,163
TreeHouse Foods, Inc.(b)                                2,330         59,089
                                                                 -----------
                                                                     752,039
                                                                 -----------
GAS UTILITIES (2.9%)
Atmos Energy Corp.                                      7,510        230,782
Cascade Natural Gas Corp.                               1,150         29,601
Laclede Group, Inc.                                     2,060         73,398
New Jersey Resources Corp.                              2,570        133,280
Northwest Natural Gas Co.                               3,000        124,110
Piedmont Natural Gas Co., Inc.                          7,550        203,850
South Jersey Industries, Inc.                           2,660         82,274
Southern Union Co.                                      8,360        231,405
Southwest Gas Corp.                                     4,010        143,879
                                                                 -----------
                                                                   1,252,579
                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (5.4%)
American Medical Systems Holdings, Inc.(b)              5,730        102,051
Analogic Corp.                                          1,090         60,833
ArthroCare Corp.(b)                                     2,160         87,286
BioLase Technology, Inc.(b)                             2,140         13,910
Biosite, Inc.(b)                                        1,390         63,843
CONMED Corp.(b)                                         2,320         51,481
Cooper Cos., Inc.                                       3,520        202,858
Cyberonics, Inc.(b)                                     1,820         32,815
Datascope Corp.                                         1,030         36,946
DJ Orthopedics, Inc.(b)                                 1,860         74,828
Greatbatch, Inc.(b)                                     1,860         41,831
Haemonetics Corp.(b)                                    2,200        100,320
Hologic, Inc.(b)                                        4,010        193,082
ICU Medical, Inc.(b)                                    1,180         49,855
IDEXX Laboratories, Inc.(b)                             2,440        203,031
Immucor, Inc.(b)                                        5,595        154,030
Integra LifeSciences Holdings(b)                        1,550         57,242
Intermagnetics General Corp.(b)                         3,270         89,435
Invacare Corp.                                          2,660         58,068
Kensey Nash Corp.(b)                                      900         27,369
Mentor Corp.                                            3,020        141,336
Meridian Bioscience Inc.                                1,220         28,121
Merit Medical Systems, Inc.(b)                          2,520         39,841
Osteotech, Inc.(b)                                      1,820          9,500
Palomar Medical Technologies, Inc.(b)                   1,400         65,926
Possis Medical, Inc.(b)                                 1,820         19,874
Respironics, Inc.(b)                                    5,880        207,681
SurModics, Inc.(b)                                      1,330         46,417
Theragenics Corp.(b)                                    3,170          9,954
Viasys Healthcare, Inc.(b)                              2,660         76,209
Vital Signs, Inc.                                         500         28,180
                                                                 -----------
                                                                   2,374,153
                                                                 -----------
HEALTH CARE PROVIDERS & SERVICES (3.6%)
Amedisys, Inc.(b)                                       1,330         53,958
AMERIGROUP Corp.(b)                                     4,180        125,233
AmSurg Corp.(b)                                         2,420         50,868
Centene Corp.(b)                                        3,560         83,980
Chemed Corp.                                            2,170         77,013
Cross Country Healthcare, Inc.(b)                       1,990         38,526
CryoLife, Inc.(b)                                       2,330         13,887
Genesis HealthCare Corp.(b)                             1,510         73,129
Gentiva Health Services, Inc.(b)                        2,260         41,923
Healthways, Inc.(b)                                     2,760        116,886
Hooper Holmes, Inc.                                     6,100         21,960
inVentiv Health Inc.(b)                                 2,350         67,210
LCA-Vision, Inc.                                        1,730         60,775
Matria Healthcare, Inc.(b)                              1,740         49,068
Odyssey Healthcare, Inc.(b)                             2,880         38,160
Owens & Minor, Inc.                                     3,380        106,504
Pediatrix Medical Group, Inc.(b)                        3,850        172,982
RehabCare, Inc.(b)                                      1,390         17,875
Sierra Health Services, Inc.(b)                         4,110        140,726
Sunrise Senior Living, Inc.(b)                          3,570        111,420
United Surgical Partners International, Inc.(b)         3,640         90,345
USANA Health Sciences, Inc.(b)                            770         34,588
                                                                 -----------
                                                                   1,587,016
                                                                 -----------
HEALTH CARE TECHNOLOGY (0.2%)
Dendrite International, Inc.(b)                         3,820         39,919
Per-Se Technologies, Inc.(b)                            2,600         63,648
                                                                 -----------
                                                                     103,567
                                                                 -----------
HOTELS, RESTAURANTS & LEISURE (3.2%)
CEC Entertainment, Inc.(b)                              2,990        103,065
IHOP Corp.                                              1,490         77,733
Jack In the Box, Inc.(b)                                2,920        163,841
Landry's Restaurants, Inc.                              1,500         43,950
Lone Star Steakhouse & Saloon, Inc.                     1,660         45,318
Marcus Corp.                                            2,370         59,226
O'Charley's, Inc.(b)                                    2,090         41,570
P.F. Chang's China Bistro, Inc.(b)                      2,250         94,095
Panera Bread Co.(b)                                     2,520        155,736
Papa John's International, Inc.(b)                      2,170         79,639

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
RARE Hospitality International, Inc.(b)                 3,030    $    95,475
Red Robin Gourmet Burgers, Inc.(b)                      1,320         63,677
Ryan's Restaurant Group, Inc.(b)                        3,760         60,950
Sonic Corp.(b)                                          7,590        172,674
Steak n Shake Co.(b)                                    2,480         46,103
Triarc Cos., Inc., Class B                              5,160         86,636
                                                                 -----------
                                                                   1,389,688
                                                                 -----------
HOUSEHOLD DURABLES (1.4%)
Bassett Furniture Industries, Inc.                      1,340         22,137
Ethan Allen Interiors, Inc.                             2,860        101,873
Interface, Inc.(b)                                      4,410         64,166
La-Z-Boy, Inc.                                          4,800         58,800
Lenox Group, Inc.(b)                                    1,430          8,594
Libbey, Inc.                                            1,180         13,570
M/I Homes, Inc.                                         1,070         38,434
Meritage Homes Corp.(b)                                 1,800         82,404
National Presto Industries, Inc.                          430         26,329
Russ Berrie & Co., Inc.(b)                              1,300         19,708
Skyline Corp.                                             700         27,643
Standard-Pacific Corp.                                  5,310        128,661
                                                                 -----------
                                                                     592,319
                                                                 -----------
HOUSEHOLD PRODUCTS (0.2%)
Spectrum Brands, Inc.(b)                                3,250         31,590
WD-40 Co.                                               1,460         49,625
                                                                 -----------
                                                                      81,215
                                                                 -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Standex International Corp.                             1,030         29,994
Tredegar Corp.                                          2,470         43,076
                                                                 -----------
                                                                      73,070
                                                                 -----------
INSURANCE (3.1%)
Delphi Financial Group, Inc.                            3,865        151,701
Hilb, Rogal & Hobbs Co.                                 2,980        118,962
Infinity Property & Casualty Corp.                      1,680         72,274
LandAmerica Financial Group, Inc.                       1,390         87,695
Philadelphia Consolidated Holding Corp.(b)              4,740        185,429
Presidential Life Corp.                                 1,910         45,076
ProAssurance Corp.(b)                                   2,810        136,847
RLI Corp.                                               1,840         99,746
Safety Insurance Group, Inc.                            1,170         58,512
SCPIE Holdings, Inc.(b)                                   950         26,648
Selective Insurance Group, Inc.                         2,360        130,390
Stewart Information Services Corp.                      1,490         55,219
United Fire & Casualty Co.                              1,590         56,254
Zenith National Insurance Corp.                         3,085        143,514
                                                                 -----------
                                                                   1,368,267
                                                                 -----------
INTERNET SOFTWARE & SERVICES (1.4%)
Bankrate, Inc.(b)                                       1,020         32,589
Digital Insight Corp.(b)                                2,880         88,646
InfoSpace, Inc.(b)                                      2,410         48,706
J2 Global Communications, Inc.(b)                       3,640         99,882
MIVA, Inc.(b)                                           2,930          9,347
Stamps.com Inc.(b)                                      1,700         27,285
United Online, Inc.                                     5,150         69,628
Webex Communications, Inc.(b)                           3,190        122,656
Websense, Inc.(b)                                       3,360         91,963
                                                                 -----------
                                                                     590,702
                                                                 -----------
IT SERVICES (2.5%)
CACI International, Inc.(b)                             2,470        142,124
Carreker Corp.(b)                                       2,310         16,909
Cerner Corp.(b)                                         5,100        246,381
Ciber, Inc.(b)                                          4,790         32,812
eFunds Corp.(b)                                         3,930         97,464
Gevity HR, Inc.                                         2,340         52,884
Global Payments, Inc.                                   4,920        215,053
Keane, Inc.(b)                                          3,950         45,781
ManTech International Corp.(b)                          1,720         58,583
MAXIMUS, Inc.                                           1,610         44,935
StarTek, Inc.                                           1,070         14,595
Sykes Enterprises Inc.(b)                               2,220         45,044
TALX Corp.                                              2,745         66,758
                                                                 -----------
                                                                   1,079,323
                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat, Inc.                                        1,290         23,104
JAKKS Pacific, Inc.(b)                                  2,350         50,972
K2, Inc.(b)                                             4,250         58,055
MarineMax, Inc.(b)                                      1,470         41,910
Nautilus Group, Inc.                                    2,960         41,825
RC2 Corp.(b)                                            1,690         76,354
Sturm, Ruger & Co., Inc.(b)                             2,580         21,491
                                                                 -----------
                                                                     313,711
                                                                 -----------
LIFE SCIENCES TOOLS AND SERVICES (0.5%)
Cambrex Corp.                                           2,310         54,054
Enzo Biochem, Inc.(b)                                   2,500         35,750
Kendle International, Inc.(b)                           1,050         36,351
PAREXEL International Corp.(b)                          2,340         69,264
Pharmanet Development Group Inc.(b)                     1,590         29,733
                                                                 -----------
                                                                     225,152
                                                                 -----------
MACHINERY (5.1%)
A.S.V., Inc.(b)                                         1,710         24,983
Albany International Corp.                              2,480         83,353

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Applied Industrial Technologies, Inc.                   3,360    $    96,566
Astec Industries, Inc.(b)                               1,580         50,386
Barnes Group, Inc.                                      3,300         66,165
Briggs & Stratton Corp.                                 4,370        111,391
CLARCOR, Inc.                                           4,670        152,149
EnPro Industries, Inc.(b)                               1,850         59,200
Gardner Denver, Inc.(b)                                 4,390        149,216
IDEX Corp.                                              4,540        212,926
JLG Industries, Inc.                                    8,660        239,450
Kaydon Corp.                                            2,540        106,172
Lindsay Manufacturing Co.                               1,140         37,495
Lydall, Inc.(b)                                         1,770         16,054
Mueller Industries, Inc.                                3,120        114,410
Robbins & Myers, Inc.                                   1,190         45,803
The Manitowoc Co., Inc.                                 4,940        271,108
Toro Co.                                                3,540        152,786
Valmont Industries, Inc.                                1,490         83,142
Wabash National Corp.                                   2,780         39,003
Watts Water Technologies, Inc.                          2,290         85,234
Wolverine Tube, Inc.(b)                                 1,690          4,850
                                                                 -----------
                                                                   2,201,842
                                                                 -----------
MARINE (0.4%)
Kirby Corp.(b)                                          4,630        162,189
                                                                 -----------
MEDIA (0.6%)
4Kids Entertainment, Inc.(b)                            1,330         24,166
ADVO, Inc.                                              2,730         80,153
Live Nation, Inc.(b)                                    5,460        116,079
Radio One, Inc., Class D(b)                             5,330         36,191
                                                                 -----------
                                                                     256,589
                                                                 -----------
METALS & MINING (2.5%)
A.M. Castle & Co.                                         920         30,765
Aleris International, Inc.(b)                           2,520        129,805
AMCOL International Corp.                               1,980         52,094
Brush Engineered Materials, Inc.(b)                     1,740         58,568
Carpenter Technology Corp.                              1,970        210,770
Chaparral Steel Co.                                     3,780        157,210
Cleveland Cliffs, Inc.                                  3,380        142,940
Quanex Corp.                                            3,115        104,384
RTI International Metals, Inc.(b)                       1,940        118,961
Ryerson Tull, Inc.                                      2,190         52,779
Steel Technologies, Inc.                                1,040         19,958
                                                                 -----------
                                                                   1,078,234
                                                                 -----------
MULTI-UTILITIES (0.4%)
Avista Corp.                                            4,480        115,315
CH Energy Group, Inc.                                   1,060         55,141
                                                                 -----------
                                                                     170,456
                                                                 -----------
MULTILINE RETAIL (0.2%)
Fred's, Inc.                                            3,490         45,649
Tuesday Morning Corp.                                   2,390         39,435
                                                                 -----------
                                                                      85,084
                                                                 -----------
OIL, GAS & CONSUMABLE FUELS (3.5%)
Cabot Oil & Gas Corp.                                   4,060        214,815
Cimarex Energy Co.                                      6,790        244,576
Frontier Oil Corp.                                      8,880        261,071
Massey Energy Co.                                       6,440        162,610
Penn Virginia Corp.                                     1,600        114,480
Petroleum Development Corp.(b)                          1,390         64,149
St. Mary Land & Exploration Co.                         4,760        177,500
Stone Energy Corp.(b)                                   2,300         89,631
Swift Energy Co.(b)                                     2,490        116,333
World Fuel Services Corp.                               2,310         99,376
                                                                 -----------
                                                                   1,544,541
                                                                 -----------
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.(b)                           3,050         31,690
Deltic Timber Corp.                                       960         48,874
Neenah Paper, Inc.                                      1,520         55,981
Pope & Talbot, Inc.(b)                                  1,750          9,538
Wausau-Mosinee Paper Corp.                              5,250         71,189
                                                                 -----------
                                                                     217,272
                                                                 -----------
PERSONAL PRODUCTS (0.5%)
NBTY, Inc.(b)                                           4,490        124,912
Playtex Products, Inc.(b)                               5,480         76,391
                                                                 -----------
                                                                     201,303
                                                                 -----------
PHARMACEUTICALS (1.0%)
Alpharma, Inc., Class A                                 3,500         77,245
Bradley Pharmaceuticals, Inc.(b)                        1,330         23,142
CNS, Inc.                                               1,240         45,942
Connetics Corp.(b)                                      2,870         48,905
MGI Pharma, Inc.(b)                                     6,460        122,933
Noven Pharmaceuticals, Inc.(b)                          2,000         44,420
Sciele Pharma, Inc.(b)                                  2,370         51,690
                                                                 -----------
                                                                     414,277
                                                                 -----------
REAL ESTATE INVESTMENT TRUST (3.2%)
Colonial Properties Trust                               4,220        212,646
Entertainment Properties Trust                          2,710        149,050
Glenborough Realty Trust, Inc.                          3,700         96,126
Inland Real Estate Corp.                                4,560         85,226
Lexington Corp. Properties Trust                        5,850        124,605
LTC Properties, Inc.                                    2,490         67,479
National Retail Properties, Inc.                        6,340        142,460
New Century Financial Corp.                             3,890        153,188

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Parkway Properties, Inc.                                1,420   $     70,063
PS Business Parks, Inc.                                 1,820        119,847
Senior Housing Properties Trust                         3,480         79,796
Sovran Self Storage, Inc.                               1,950        115,011
                                                                 -----------
                                                                   1,415,497
                                                                 -----------
ROAD & RAIL (1.0%)
Arkansas Best Corp.                                     2,320         95,074
Heartland Express, Inc.                                 5,773         94,273
Kansas City Southern(b)                                 6,340        179,992
Old Dominion Freight Line, Inc.(b)                      2,675         73,991
                                                                 -----------
                                                                     443,330
                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Actel Corp.(b)                                          2,520         41,303
Advanced Energy Industries, Inc.(b)                     2,650         41,658
Atmi, Inc.(b)                                           3,180        100,774
Axcelis Technologies, Inc.(b)                           8,830         60,927
Brooks Automation, Inc.(b)                              6,560         93,152
Cabot Microelectronics Corp.(b)                         1,430         40,827
Cohu, Inc.                                              2,020         39,956
Cymer, Inc.(b)                                          3,210        148,718
Diodes, Inc.(b)                                         1,720         75,749
DSP Group, Inc.(b)                                      2,690         58,427
Exar Corp.(b)                                           3,470         45,006
FEI Co.(b)                                              2,260         51,664
Kopin Corp.(b)                                          6,460         23,062
Microsemi Corp.(b)                                      5,070         99,372
Pericom Semiconductor Corp.(b)                          2,720         26,139
Photronics, Inc.(b)                                     3,690         51,623
Rudolph Technologies, Inc.(b)                           2,280         40,265
Skyworks Solutions, Inc.(b)                            13,800         91,494
Standard Microsystems Corp.(b)                          1,890         58,269
Supertex, Inc.(b)                                       1,110         49,295
Ultratech, Inc.(b)                                      2,160         30,866
Varian Semiconductor Equipment Associates, Inc.(b)      4,485        163,657
Veeco Instruments, Inc.(b)                              2,450         45,791
                                                                 -----------
                                                                   1,477,994
                                                                 -----------
SOFTWARE (3.3%)
Altiris, Inc.(b)                                        2,140         48,171
Captaris, Inc.(b)                                       3,060         18,023
Catapult Communications Corp.(b)                        1,080          9,428
Epicor Software Corp.(b)                                4,730         66,362
EPIQ Systems, Inc.(b)                                   1,190         18,183
Factset Research Systems, Inc.                          2,950        150,155
Hyperion Solutions Corp.(b)                             4,720        176,529
JDA Software Group, Inc.(b)                             2,680         39,423
Kronos, Inc.(b)                                         2,650         89,835
Manhattan Associates, Inc.(b)                           2,480         73,234
MapInfo Corp.(b)                                        1,950         26,189
MICROS Systems, Inc.(b)                                 3,090        153,511
Napster, Inc.(b)                                        4,650         22,041
Open Solutions, Inc.(b)                                 1,820         68,013
Phoenix Technologies Ltd.(b)                            2,470         10,843
Progress Software Corp.(b)                              3,650        105,084
Quality Systems, Inc.                                   1,500         63,660
Radiant Systems, Inc.(b)                                2,010         22,130
Secure Computing Corp.(b)                               4,590         32,956
Sonic Solutions(b)                                      2,190         35,347
SPSS, Inc.(b)                                           1,440         39,845
THQ, Inc.(b)                                            5,360        161,175
                                                                 -----------
                                                                   1,430,137
                                                                 -----------
SPECIALTY RETAIL (4.5%)
Aaron Rents, Inc.                                       3,810         94,793
Cato Corp.                                              2,710         62,032
Children's Place Retail Stores, Inc.(b)                 1,820        127,746
Christopher & Banks Corp.                               3,110         83,939
Cost Plus, Inc.(b)                                      1,850         22,108
Dress Barn, Inc.(b)                                     3,980         86,446
Finish Line, Inc., Class A                              3,890         50,414
Genesco, Inc.(b)                                        1,920         72,134
Group 1 Automotive, Inc.                                1,840        105,450
Guitar Center, Inc.(b)                                  2,190         94,980
Gymboree Corp.(b)                                       2,620        121,725
Hancock Fabrics, Inc.(b)                                2,230          7,404
Haverty Furniture Cos., Inc.                            1,930         30,494
Hot Topic, Inc.(b)                                      4,040         40,844
Jo-Ann Stores, Inc.(b)                                  1,860         33,852
Jos. A. Bank Clothiers, Inc.(b)                         1,312         38,953
Men's Wearhouse, Inc.                                   4,300        171,356
Midas Group, Inc.(b)                                    1,240         25,581
Pep Boys - Manny, Moe & Jack, Inc.                      4,790         67,922
Select Comfort Corp.(b)                                 3,930         84,023
Sonic Automotive, Inc.                                  2,610         68,643
Stage Stores, Inc.                                      2,235         72,436
Stein Mart, Inc.                                        2,560         41,907
Tractor Supply Co.(b)                                   2,790        135,093
Tween Brands, Inc.(b)                                   2,750        115,005
Zale Corp.(b)                                           4,060        117,090
                                                                 -----------
                                                                   1,972,370
                                                                 -----------
TEXTILES APPAREL & LUXURY GOODS (2.6%)
Ashworth, Inc.(b)                                       1,380          9,688
Brown Shoe Company, Inc.                                2,400         93,504
Crocs Inc.(b)                                           2,460         97,465
Deckers Outdoor Corp.(b)                                  970         51,575
Fossil, Inc.(b)                                         4,080         89,107

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
K-Swiss, Inc.                                           2,440    $    86,181
Kellwood Co.                                            2,310         70,686
Oxford Industries, Inc.                                 1,300         68,614
Phillips-Van Heusen Corp.                               4,100        187,615
Quiksilver, Inc.(b)                                     9,880        137,826
Skechers U.S.A., Inc., Class A(b)                       2,210         66,057
Stride Rite Corp.                                       3,680         54,280
Wolverine World Wide, Inc.                              4,930        139,815
                                                                 -----------
                                                                   1,152,413
                                                                 -----------
THRIFTS & MORTGAGE FINANCE (2.0%)
Anchor BanCorp of Wisconsin, Inc.                       1,630         47,335
Bank Mutual Corp.                                       3,550         43,026
BankAtlantic Bancorp, Inc.                              4,470         58,557
BankUnited Financial Corp.                              2,880         77,674
Brookline Bancorp, Inc.                                 5,960         79,447
Dime Community Bancshares, Inc.                         2,650         36,968
Downey Financial Corp.                                  1,620        111,585
FirstFed Financial Corp.(b)                             1,410         87,096
Flagstar Bancorp, Inc.                                  3,430         51,553
Franklin Bank Corp.(b)                                  1,980         40,016
Fremont General Corp.                                   5,490         79,770
Harbor Florida Bancshares, Inc.                         1,060         48,135
MAF Bancorp, Inc.                                       2,590        111,602
                                                                 -----------
                                                                     872,764
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Lawson Products, Inc.                                     460         22,269
Watsco, Inc.                                            2,050        102,090
                                                                 -----------
                                                                     124,359
                                                                 -----------
WATER UTILITIES (0.2%)
American States Water Co.                               1,680         70,560
                                                                 -----------
TOTAL COMMON STOCKS
    (COST $39,673,839)                                            43,211,660
                                                                 -----------
SHORT-TERM INVESTMENTS (0.9%)
AIM Short Term Prime Money Market, 5.27%(c)            19,235         19,235
Fifth Third Institutional Government
    Money Market Fund, 4.98%(c)                       375,759        375,759
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
    (COST $394,994)                                                  394,994
                                                                 -----------
      TOTAL INVESTMENTS
        (COST $40,068,833)(a) 100.0%                              43,606,654
      LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%*                    (18,608)
                                                                 -----------
      NET ASSETS 100.0%                                          $43,588,046
                                                                 ===========

Percentages indicated are based on net assets.

(a) Cost for federal income tax purposes is $40,114,311. The gross unrealized appreciation on a tax basis is as follows:

Unrealized appreciation                                          $ 6,362,706
Unrealized depreciation                                           (2,870,363)
                                                                 -----------
Net unrealized appreciation                                      $ 3,537,821
                                                                 ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of October 31, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
COMMON STOCKS (98.9%)

AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                 410    $    17,068
                                                                 -----------
AIR FREIGHT & LOGISTICS (0.2%)
TNT NV, ADR                                             1,340         51,456
                                                                 -----------
AIRLINES (0.2%)
British Airways PLC, ADR(b)                               210         18,354
Ryanair Holdings PLC, Sponsored ADR(b)                    580         38,756
                                                                 -----------
                                                                      57,110
                                                                 -----------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                        430         32,164
                                                                 -----------
AUTOMOBILES (4.4%)
DaimlerChrysler AG                                      3,670        208,933
Fiat S.p.A., Sponsored ADR(b)                           2,250         39,578
Honda Motor Co. Ltd., Sponsored ADR                     5,530        195,375
Nissan Motor Co. Ltd., Sponsored ADR                    3,690         88,339
Toyota Motor Corp., Sponsored ADR                       4,830        569,939
                                                                 -----------
                                                                   1,102,164
                                                                 -----------
BEVERAGES (0.0%)
Cott Corp.(b)                                             300          4,392
                                                                 -----------
BIOTECHNOLOGY (0.1%)
Serono SA, ADR                                          1,360         29,634
                                                                 -----------
CAPITAL MARKETS (4.5%)
Amvescap PLC, Sponsored ADR                             1,410         32,402
Credit Suisse Group, Sponsored ADR                      4,480        270,950
Deutsche Bank AG, Registered                            1,860        235,011
Nomura Holdings, Inc., ADR                              6,690        117,878
UBS AG, ADR                                             7,660        458,374
                                                                 -----------
                                                                   1,114,615
                                                                 -----------
CHEMICALS (2.2%)
Agrium, Inc.                                              500         14,010
Akzo Nobel NV, Sponsored ADR                            1,130         63,303
BASF AG, Sponsored ADR                                  1,900        167,162
Bayer AG, Sponsored ADR                                 2,710        136,015
Ciba Specialty Chemicals AG, ADR                          640         19,571
Imperial Chemical Industries PLC, Sponsored ADR         1,080         33,674
NOVA Chemicals Corp.                                      330          9,686
Potash Corp. of Saskatchewan, Inc.                        370         46,213
Sociedad Quimica y Minera de Chile SA, Sponsored ADR       60          7,343
Syngenta AG, ADR                                        1,970         63,493
                                                                 -----------
                                                                     560,470
                                                                 -----------
COMMERCIAL BANKS (17.9%)
ABN AMRO Holding NV, Sponsored ADR                      6,920        201,856
Allied Irish Banks PLC, Sponsored ADR                   1,730         94,527
Australia & New Zealand Banking Group Ltd.,
   Sponsored ADR                                        1,360        151,844
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR      12,010        290,642
Banco Bradesco SA, Sponsored ADR                        1,700         60,843
Banco de Chile, ADR                                       233         10,101
Banco Itau Holding Financeira SA, ADR                   2,070         68,724
Banco Santander Central Hispano SA, Sponsored ADR      12,010        290,642
Banco Santander Chile SA, ADR                             230         11,093
Bank of Ireland, Sponsored ADR                            950         76,380
Bank of Montreal                                        1,900        117,800
Bank of Nova Scotia                                     3,690        162,028
Barclays PLC, Sponsored ADR                             5,850        317,714
Canadian Imperial Bank of Commerce                      1,270         98,908
Grupo Financiero Galicia SA, ADR(b)                       200          1,560
HSBC Holdings PLC, Sponsored ADR                        8,100        773,306
Kookmin Bank, Sponsored ADR                             1,190         94,438
Lloyds TSB Group PLC, Sponsored ADR                     5,130        219,872
Mitsubishi UFJ Financial Group, Inc., ADR              35,320        450,329
National Australia Bank Ltd., Sponsored ADR             1,190        175,168
National Bank of Greece SA, ADR                         6,200         56,668
Royal Bank of Canada                                    4,700        208,633
SanPaolo Imi S.p.A., Sponsored ADR                      2,000         85,340
Shinhan Financial Group Co. Ltd., ADR                     640         59,136
The Toronto - Dominion Bank                             2,610        151,197
Unibanco-Unico de Bancos Brasileiros SA, ADR              410         32,288
Westpac Banking Corp., Sponsored ADR                    1,370        127,109
                                                                 -----------
                                                                   4,475,684
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Adecco SA, ADR                                          1,860         28,793
Buhrmann NV, Sponsored ADR                                580          9,019
                                                                 -----------
                                                                      37,812
                                                                 -----------
COMMUNICATIONS EQUIPMENT (2.6%)
Alcatel SA, Sponsored ADR                               5,010         63,627
Nokia Oyj, Sponsored ADR                               14,400        286,272
Nortel Networks Corp.(b)                               13,880         30,952

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
Research in Motion Ltd.(b)                                560    $    65,789
Telefonektiebolaget LM Ericsson,
    Sponsored ADR                                       5,240        198,177
                                                                 -----------
                                                                     644,817
                                                                 -----------
COMPUTERS & PERIPHERALS (0.1%)
NEC Corp., Sponsored ADR                                6,280         32,405
                                                                 -----------
CONSTRUCTION MATERIALS (1.3%)
Cemex SA de CV, Sponsored ADR                           2,680         82,383
CRH PLC, Sponsored ADR                                  1,920         68,717
Hanson PLC, Sponsored ADR                                 560         38,937
James Hardie Industries NV, Sponsored ADR                 340         10,373
Lafarge SA, Sponsored ADR                               2,490         83,540
Rinker Group Ltd., ADR                                    650         46,384
                                                                 -----------
                                                                     330,334
                                                                 -----------
CONSUMER FINANCE (0.4%)
Orix Corp., Sponsored ADR                                 640         90,304
                                                                 -----------
CONTAINERS & PACKAGING (0.2%)
Amcor Ltd., Sponsored ADR                                 910         19,556
Rexam PLC, Sponsored ADR                                  490         27,298
                                                                 -----------
                                                                      46,854
                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES (1.4%)
ING Groep NV, Sponsored ADR                             7,890        349,764
                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.5%)
BCE, Inc.                                               3,166         89,530
Brasil Telecom Participacoes SA, ADR                      200          6,694
BT Group PLC, Sponsored ADR                             3,070        164,306
Chunghwa Telecom Co. Ltd., ADR                          1,612         29,476
Compania de Telecomunicaciones de Chile SA,
    Sponsored ADR                                         590          4,460
France Telecom SA, Sponsored ADR                        6,090        158,949
Hellenic Telecommunications Organization SA, ADR(b)     2,270         29,192
Koninklijke Royal KPN NV, Sponsored ADR                 6,480         87,091
Nippon Telegraph & Telephone Corp., ADR                 7,230        181,690
Portugal Telecom SGPS SA, Sponsored ADR                 4,250         53,083
Swisscom AG, Sponsored ADR                              1,080         37,768
Tele Norte Leste Participacoes SA, ADR                    930         13,457
Telecom Corp. of New Zealand Ltd., Sponsored ADR          500         12,380
Telecom Italia S.p.A., Sponsored ADR                    3,900        117,975
Telefonica SA, Sponsored ADR                            6,130        353,701
Telefonos de Mexico SA de CV, Sponsored ADR             1,740         45,919
Telekom Austria AG ADR                                    740         37,052
Telenor ASA, ADR                                        1,020         48,623
Telstra Corp. Ltd., ADR                                 4,500         69,525
Telus Corp. ADR                                         1,280         73,421
                                                                 -----------
                                                                   1,614,292
                                                                 -----------
ELECTRIC UTILITIES (3.1%)
Companhia Energetica de Minas Gervais, Sponsored ADR      360         15,592
E.ON AG, Sponsored ADR                                  7,590        304,586
EDP-Energias De Portugal SA, Sponsored ADR              1,040         46,769
Endesa, S.A., Sponsored ADR                             3,370        147,775
Enel S.p.A., Sponsored ADR                              3,400        162,928
Enersis SA, Sponsored ADR                               1,140         15,721
Scottish Power PLC, ADR                                 1,665         82,900
                                                                 -----------
                                                                     776,271
                                                                 -----------
ELECTRICAL EQUIPMENT (0.4%)
ABB Ltd., Sponsored ADR                                 7,150        106,678
                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Celestica, Inc.(b)                                        670          6,586
Hitachi Ltd., Sponsored ADR                             1,200         68,688
Kyocera Corp., Sponsored ADR                              610         54,784
TDK Corp., ADR                                            480         37,536
                                                                 -----------
                                                                     167,594
                                                                 -----------
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR                                           800         30,872
                                                                 -----------
FOOD & STAPLES RETAILING (0.3%)
Distribucion y Servicio D&S SA, ADR                       300          5,598
Koninklijke Ahold NV, Sponsored ADR(b)                  5,590         58,863
                                                                 -----------
                                                                      64,461
                                                                 -----------
FOOD PRODUCTS (2.1%)
Cadbury Schweppes PLC, Sponsored ADR                    2,180         88,486
Groupe Danone, Sponsored ADR                            4,980        156,322
Unilever NV, NY Shares                                  6,580        159,236
Unilever PLC, Sponsored ADR                             5,164        125,382
                                                                 -----------
                                                                     529,426
                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                         830         40,413
                                                                 -----------
HEALTH CARE PROVIDERS & SERVICES (0.1%)
Fresenius Medical Care AG & Co., ADR                      800         35,504
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
HOTELS, RESTAURANTS & LEISURE (0.2%)
Intercontinental Hotels Group PLC, ADR                  1,456    $    28,333
Sodexho Alliance SA, Sponsored ADR                        470         25,169
                                                                 -----------
                                                                      53,502
                                                                 -----------
HOUSEHOLD DURABLES (1.9%)
Koninklijke Royal Philips Electronics NV, NY Shares     4,480        156,039
Matsushita Electric Industial Co. Ltd.,
    Sponsored ADR                                       7,120        148,096
Sanyo Electric Co. Ltd., Unsponsored ADR                1,210         11,374
Sony Corp., Sponsored ADR                               3,550        145,479
Thomson, Sponsored ADR                                  1,010         17,513
                                                                 -----------
                                                                     478,501
                                                                 -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR      330          3,755
Empresa Nacional de Electricidad SA, Sponsored ADR        640         20,845
International Power PLC, ADR                              610         39,254
                                                                 -----------
                                                                      63,854
                                                                 -----------
INDUSTRIAL CONGLOMERATES (1.2%)
Siemens AG, Sponsored ADR                               3,190        286,494
Tomkins PLC, Sponsored ADR                                830         15,587
                                                                 -----------
                                                                     302,081
                                                                 -----------
INSURANCE (4.5%)
Aegon NV, NY Registered Shares                          4,450         81,747
Allianz AG, ADR                                        14,310        266,022
Axa, ADR                                                6,350        242,062
Manulife Financial Corp.                                5,790        187,770
Millea Holdings, Inc., ADR                              2,925        109,337
Prudential PLC, ADR                                     4,360        107,648
Royal & Sun Alliance Insurance Group PLC, ADR           2,140         29,275
Sun Life Financial, Inc.                                2,330         97,977
                                                                 -----------
                                                                   1,121,838
                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                            1,900         70,661
                                                                 -----------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
MDS, Inc.                                                 850         14,867
                                                                 -----------
MACHINERY (0.3%)
Kubota Corp., Sponsored ADR                               710         30,999
Volvo AB, Sponsored ADR                                   860         53,638
                                                                 -----------
                                                                      84,637
                                                                 -----------
MEDIA (1.8%)
British Sky Broadcasting Group PLC, Sponsored ADR       1,230         51,303
Grupo Televisa SA, Sponsored ADR                        1,440         35,539
Pearson PLC, Sponsored ADR                              3,110         45,873
Publicis Groupe, ADR                                      620         23,901
Reed Elsevier NV, Sponsored ADR                         1,660         56,440
Reed Elsevier PLC, Sponsored ADR                        1,390         62,981
Reuters Group PLC, Sponsored ADR                          880         45,135
Shaw Communications, Inc., Class B                        880         28,855
The Thompson Corp.                                        930         38,409
WPP Group PLC, Sponsored ADR                            1,040         66,560
                                                                 -----------
                                                                     454,996
                                                                 -----------
METALS & MINING (6.4%)
Agnico-Eagle Mines Ltd.                                   390         14,418
Alcan Inc.                                              1,310         61,714
Alumina Ltd., Sponsored ADR                               970         20,234
Anglo American PLC, Unsponsored ADR                    10,510        238,367
Barrick Gold Corp.                                      3,110         96,410
BHP Billiton Ltd., Sponsored ADR                        6,150        261,807
BHP Billiton PLC, ADR                                   4,310        167,659
Cameco Corp.                                            1,230         43,210
Companhia Siderurgica Nacional SA, Sponsored ADR          540         16,832
Companhia Vale do Rio Doce, ADR                         2,450         62,328
Compania Vale do Rio Doce, Sponsored ADR                3,320         72,110
Corus Group PLC, Sponsored ADR                          1,540         27,412
Gerdau SA, Sponsored ADR                                1,045         15,435
Glamis Gold Ltd.(b)                                       590         26,019
Goldcorp, Inc.                                          1,480         38,894
Inco Ltd.                                                 680         52,040
IPSCO, Inc.                                               160         14,630
Kinross Gold Corp.(b)                                   1,200         15,840
Novelis, Inc.                                             220          5,522
POSCO, ADR                                              1,210         85,329
Rio Tinto PLC, Sponsored ADR                              905        200,358
Teck Cominco, Ltd Class B                                 730         53,794
                                                                 -----------
                                                                   1,590,362
                                                                 -----------
MULTI-UTILITIES (2.0%)
National Grid PLC, Sponsored ADR                        2,120        134,514
Suez SA, ADR                                            4,620        207,068
Transalta Corp., ADR                                    1,050         22,208
United Utilities PLC, ADR                               2,210         60,112
Veoilia Environnement, ADR                              1,290         78,948
                                                                 -----------
                                                                     502,850
                                                                 -----------
OFFICE ELECTRONICS (0.9%)
Canon, Inc., Sponsored ADR                              4,260        227,441
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
OIL, GAS & CONSUMABLE FUELS (15.5%)
BG Group PLC, Sponsored ADR                             2,570    $   170,777
BP PLC, Sponsored ADR                                  11,800        791,779
Canadian Natural Resources Ltd.                         1,920        100,128
CNOOC Ltd., ADR                                           560         46,939
Enbridge, Inc.                                          1,560         52,884
EnCana Corp.                                            2,960        140,570
ENI S.p.A., Sponsored ADR                               4,630        281,087
Imperial Oil Ltd.                                       1,160         39,730
Nexen, Inc.                                               930         49,588
Norsk Hydro ASA, Sponsored ADR                          2,540         58,801
Petro-Canada                                            1,860         79,217
Petrobras Energia Paticipaciones SA, Sponsored ADR(b)     350          3,990
PetroChina Co., Ltd., ADR                                 660         72,857
Petroleo Brasileiro SA, ADR                             1,370        110,915
Repsol YPF SA, Sponsored ADR                            3,630        121,424
Royal Dutch Shell PLC, ADR                              4,950        356,400
Royal Dutch Shell PLC, ADR                              6,680        465,062
Santos Ltd., Sponsored ADR                                580         19,024
Statoil ASA, Sponsored ADR                              2,290         58,074
Suncor Energy, Inc.                                     1,620        124,173
Talisman Energy, Inc.                                   3,790         62,573
Total SA, Sponsored ADR                                 8,720        594,181
TransCanada Corp.                                       2,010         65,044
                                                                 -----------
                                                                   3,865,217
                                                                 -----------
PAPER & FOREST PRODUCTS (0.4%)
Abitibi-Consolidated, Inc.                              1,390          3,461
Aracruz Celulose SA, Sponsored ADR                        170          9,353
Domtar, Inc.(b)                                           730          4,782
Stora Enso Oyj, Sponsored ADR                           2,170         35,002
UPM-Kymmene Oyj, Sponsored ADR                          2,020         51,308
                                                                 -----------
                                                                     103,906
                                                                 -----------
PHARMACEUTICALS (6.5%)
Altana AG, ADR                                            420         23,415
AstraZeneca PLC, Sponsored ADR                          5,620        329,894
Biovail Corp.                                             710         10,984
Elan Corp. PLC, Sponsored ADR(b)                        1,560         22,589
GlaxoSmithKline PLC, ADR                               10,550        561,788
Novartis AG, ADR                                       10,000        607,299
NovoNordisk A/S, Sponsored ADR                            860         64,672
                                                                 -----------
                                                                   1,620,641
                                                                 -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A              1,135         50,553
                                                                 -----------
ROAD & RAIL (0.5%)
Canadian Pacific Railway Ltd.                             610         34,459
Canadian National Railway Co.                           1,950         92,898
                                                                 -----------
                                                                     127,357
                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Advanced Micro Devices, Inc.(b)                           105          2,224
ADVANTEST Corp., ADR                                      645         32,379
ARM Holdings PLC, Sponsored ADR                         1,340          8,790
ASML Holding NV, NY Registered Shares(b)                1,700         38,828
Infineon Technologies AG, ADR(b)                        2,560         31,130
STMicroelectronics NV, NY Shares                        2,290         39,754
Taiwan Semiconductor Manufacturing Co. Ltd.,
    Sponsored ADR                                      14,326        138,963
United Microelectronics Corp., ADR                     10,991         33,302
                                                                 -----------
                                                                     325,370
                                                                 -----------
SOFTWARE (0.7%)
Cognos, Inc.(b)                                           380         13,862
Dassault Systemes SA, ADR                                 290         15,785
SAP AG, ADR                                             3,130        155,373
                                                                 -----------
                                                                     185,020
                                                                 -----------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Benetton Group S.p.A., Sponsored ADR                      210          7,930
Luxottica Group S.p.A., Sponsored ADR                     640         19,648
                                                                 -----------
                                                                      27,578
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Bunzl PLC, Sponsored ADR                                  320         21,200
Mitsui & Co. Ltd., Sponsored ADR                          273         74,529
Wolseley PLC, ADR                                       2,240         53,357
                                                                 -----------
                                                                     149,086
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES (3.8%)
America Movil SA, ADR                                   3,140        134,612
China Mobile Ltd., Sponsored ADR                        3,610        147,216
NTT DoCoMo, Inc., Sponsored ADR                         6,010         91,352
Rogers Communications, Inc., Class B                    1,000         59,820
SK Telecom Co. Ltd., ADR                                1,400         33,712
Vodafone Group PLC, Sponsored ADR                      18,883        488,125
                                                                 -----------
                                                                     954,837
                                                                 -----------
TOTAL COMMON STOCKS
    (COST $22,868,324)                                            24,717,713
                                                                 -----------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------      -------
SHORT-TERM INVESTMENTS (1.0%)
SSgA U.S. Government Money
    Market Fund, 5.14%(c)                             250,696    $   250,696
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
    (COST $250,696)                                                  250,696
                                                                 -----------
      TOTAL INVESTMENTS
        (COST $23,119,020)(a) 99.9%                               24,968,409
      OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%                      35,921
                                                                 -----------
      NET ASSETS 100.0%                                          $25,004,330
                                                                 ===========

Percentages indicated are based on net assets.

(a) Cost for federal income tax purposes is $23,121,777. The gross unrealized appreciation on a tax basis is as follows:

Unrealized appreciation                                          $ 2,138,577
Unrealized depreciation                                             (291,945)
                                                                 -----------
Net unrealized appreciation                                      $ 1,846,632
                                                                 ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of October 31, 2006.
ADR - American Depositary Receipts
PLC - Public Limited Company

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                               AMOUNT            VALUE
                                                                              ---------         -------
CORPORATE BONDS (27.5%)

ASSET BACKED MORTGAGES (0.5%)
American Business Financial Services Mortgage Loan Trust, 6.99%, 12/25/31    $  454,200      $    463,765
                                                                                             ------------
AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                                 500,000           521,136
                                                                                             ------------
BROKERAGE SERVICES (0.8%)
Jeffries Group, Inc., 7.75%, 3/15/12                                            715,000           784,389
                                                                                             ------------
CAPITAL MARKETS (3.8%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                         500,000           488,251
Goldman Sachs Group, Inc., 4.75%, 7/15/13                                       500,000           482,647
Lehman Brothers Holdings, Inc., 5.42%, 11/1/14(b)                               500,000           460,910
Lehman Brothers Holdings, Inc., 6.48%, 2/9/17(b)                              1,000,000           874,690
Merrill Lynch & Co., 5.31%, 3/2/09(b)                                         1,000,000           965,789
Merrill Lynch & Co., 5.73%, 2/10/11(b)                                          550,000           528,622
                                                                                             ------------
                                                                                                3,800,909
                                                                                             ------------
COMMERCIAL BANKS (4.8%)
Bank of America Corp., 7.23%, 8/15/12                                           500,000           542,526
Bank of America Corp., 4.875%, 9/15/12                                          500,000           492,369
Bank One Capital III, 8.75%, 9/1/30                                             500,000           658,329
Bank One Corp., 5.25%, 1/30/13                                                  500,000           498,446
Chase Manhattan Corp., 7.00%, 11/15/09                                        1,006,000         1,053,960
Southtrust Bank NA, 7.69%, 5/15/25                                            1,000,000         1,223,274
Wells Fargo & Co., 4.95%, 10/16/13                                              500,000           489,489
                                                                                             ------------
                                                                                                4,958,393
                                                                                             ------------
COMPUTERS (0.5%)
Hewlett-Packard Co., 5.75%, 12/15/06                                            500,000           500,170
                                                                                             ------------
CONSUMER STAPLES (0.5%)
Safeway, Inc., 4.95%, 8/16/10                                                   500,000           490,868
                                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Citigroup, Inc., 4.875%, 5/7/15                                                 500,000           482,866
                                                                                             ------------
FINANCIAL SERVICES (2.9%)
Boeing Capital Corp., 5.80%, 1/15/13                                            500,000           516,645
Countrywide Home Loan, Inc., 4.00%, 3/22/11                                     500,000           473,200
Household Finance Corp., 4.75%, 5/15/09                                         500,000           496,369
SLM Corp., 5.35%, 3/2/09(b)                                                     500,000           480,660
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                               500,000           465,498
Toyota Motor Credit Corp., 6.57%, 2/5/16(b)                                     500,000           485,635
                                                                                             ------------
                                                                                                2,918,007
                                                                                             ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                               AMOUNT            VALUE
                                                                              ---------         -------
FORESTRY (0.6%)
Louisiana Pacific Corp., 8.875%, 8/15/10                                     $  125,000      $    135,938
Weyerhaeuser Co., 5.95%, 11/1/08                                                500,000           504,752
                                                                                             ------------
                                                                                                  640,690
                                                                                             ------------
INSURANCE (2.5%)
Allstate Corp., 5.00%, 8/15/14                                                  500,000           488,544
GE Global Insurance Holding Corp., 6.45%, 3/1/19                              1,000,000         1,051,182
Principal Life, Inc., 5.22%, 3/1/12(b)                                        1,000,000           926,740
                                                                                             ------------
                                                                                                2,466,466
                                                                                             ------------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (1.5%)
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33(b)                    1,606,034         1,540,747
                                                                                             ------------
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (2.1%)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11(d)          83,000            82,576
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12(d)          57,000            56,709
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12(d)          89,000            88,968
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14(d)          73,000            73,057
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15(d)         106,000           105,457
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15(d)          63,000            63,079
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15,
    Callable 1/21/07 @ 100(d)                                                   152,000           151,214
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16,
    Callable 1/21/07 @ 100(d)                                                   203,000           201,949
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17,
    Callable 1/21/07 @ 100(d)                                                   212,000           210,902
City View Christian Fellowship, 7.20%, 9/15/15(d)                                57,000            57,077
Metropolitan Baptist Church, 7.90%, 7/12/13(d)                                   29,000            28,410
Metropolitan Baptist Church, 8.00%, 1/12/14(d)                                   71,000            69,875
Metropolitan Baptist Church, 8.10%, 7/12/14(d)                                   74,000            73,201
Metropolitan Baptist Church, 8.40%, 7/12/16(d)                                   87,000            86,547
Metropolitan Baptist Church, 8.40%, 1/12/17(d)                                   90,000            89,531
Metropolitan Baptist Church, 8.40%, 7/12/18(d)                                   23,000            22,880
Metropolitan Baptist Church, 8.40%, 7/12/20(d)                                  121,000           120,370
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17(d)            111,000           110,428
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18(d)             147,000           146,243
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18(d)            152,000           151,217
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19(d)             158,000           157,186
                                                                                             ------------
                                                                                                2,146,876
                                                                                             ------------
OIL & GAS -- INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                                          500,000           548,625
                                                                                             ------------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                                 500,000           521,336
                                                                                             ------------
RESEARCH & DEVELOPMENT (1.0%)
Science Applications International Corp., 6.75%, 2/1/08                       1,000,000         1,013,994
                                                                                             ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                AMOUNT           VALUE
                                                                              ---------         -------
RETAIL (0.5%)
AutoZone, Inc., 4.75%, 11/15/10                                              $  500,000      $    486,238
                                                                                             ------------
SEMICONDUCTORS (0.5%)
Applied Materials, Inc., 7.125%, 10/15/17                                       500,000           550,659
                                                                                             ------------
TRANSPORTATION (0.5%)
Union Pacific Corp., 3.625%, 6/1/10                                             500,000           473,430
                                                                                             ------------
UTILITIES-ELECTRIC & GAS (1.0%)
Duke Energy Corp., 6.25%, 1/15/12                                               500,000           522,033
Pepco Holdings, Inc., 5.50%, 8/15/07                                            500,000           500,155
                                                                                             ------------
                                                                                                1,022,188
                                                                                             ------------
UTILITIES-TELECOMMUNICATIONS (1.5%)
BellSouth Corp., 6.00%, 11/15/34                                                500,000           484,190
GTE California, Inc., 6.70%, 9/1/09                                             500,000           517,156
Verizon New England, Inc., 4.75%, 10/1/13                                       500,000           465,359
                                                                                             ------------
                                                                                                1,466,705
                                                                                             ------------
TOTAL CORPORATE BONDS (COST $28,649,094)                                                       27,798,457
                                                                                             ------------
MEDIUM TERM NOTE (4.0%)
Assemblies of God Loan Fund, Series D, 6.00%, 11/30/07                        4,000,000         4,000,000
                                                                                             ------------
TOTAL MEDIUM TERM NOTE (COST $4,000,000)                                                        4,000,000
                                                                                             ------------
U.S. GOVERNMENT AGENCIES (21.8%)

FEDERAL FARM CREDIT BANK (2.9%)
5.34%, 3/24/15, Callable 3/24/08 @ 100                                        3,000,000         2,947,167
                                                                                             ------------
FEDERAL HOME LOAN BANK (12.9%)
3.50%, 7/30/08, Callable 1/30/07 @ 100(b)                                     2,000,000         1,966,840
4.50%, 9/30/08, Callable 12/30/06 @ 100                                       2,000,000         1,979,334
3.00%, 10/15/08, Callable 1/15/07 @ 100(b)                                    1,000,000           975,163
2.75%, 10/22/09, Callable 1/22/07 @ 100                                       2,000,000         1,970,370
3.50%, 7/15/11, Callable 1/15/07 @ 100                                        1,000,000           964,128
4.00%, 12/19/11, Callable 12/19/06 @ 100                                      4,365,000         4,170,321
5.75%, 7/7/25, Callable 12/7/06 @100                                          1,000,000           973,756
                                                                                             ------------
                                                                                               12,999,912
                                                                                             ------------
FEDERAL HOME LOAN MORTGAGE CORP. (3.9%)
4.00%, 5/28/08, Callable 11/28/06 @ 100                                       2,000,000         1,978,328
4.40%, 6/19/13, Callable 12/19/06 @ 100                                       2,000,000         1,920,124
                                                                                             ------------
                                                                                                3,898,452
                                                                                             ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                               AMOUNT            VALUE
                                                                              ---------         -------
FEDERAL NATIONAL MORTGAGE ASSOC. (2.1%)
4.00%, 8/20/10                                                               $  238,000      $    230,031
4.50%, 5/28/15, Callable 11/28/06 @ 100                                       2,000,000         1,901,614
                                                                                             ------------
                                                                                                2,131,645
                                                                                             ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $22,269,383)                                              21,977,176
                                                                                             ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (37.2%)

FEDERAL HOME LOAN MORTGAGE CORP. (14.3%)
5.50%, 3/1/23                                                                 1,915,702         1,913,359
5.50%, 4/1/30                                                                 2,247,973         2,221,850
5.50%, 6/1/34                                                                 1,460,490         1,443,518
6.00%, 9/1/34                                                                 1,856,172         1,871,275
4.57%, 1/1/35(b)                                                              1,681,443         1,652,266
4.66%, 3/1/35(b)                                                              3,074,625         2,921,655
5.225%, 8/1/35(b)                                                             2,473,541         2,453,187
                                                                                             ------------
                                                                                               14,477,110
                                                                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (22.9%)
5.00%, 10/1/24                                                                  983,274           959,385
5.00%, 1/1/30                                                                 1,889,428         1,824,127
4.82%, 7/1/34(b)                                                                816,418           822,823
5.50%, 12/1/34                                                                1,638,967         1,619,920
5.00%, 1/1/35                                                                 1,747,816         1,687,410
5.00%, 1/1/35                                                                 2,709,796         2,616,144
5.50%, 2/1/35                                                                    79,465            78,668
4.72%, 3/1/35(b)                                                                389,459           376,982
4.89%, 4/1/35(b)                                                              2,463,203         2,400,433
4.50%, 5/1/35                                                                 1,855,187         1,749,144
5.42%, 9/1/35(b)                                                              2,474,113         2,455,830
6.50%, 2/1/36                                                                 1,885,797         1,922,697
5.50%, 5/1/36                                                                 1,513,004         1,495,421
5.50%, 8/1/36                                                                 1,112,546         1,099,617
6.00%, 9/1/36                                                                 1,996,747         2,009,110
                                                                                             ------------
                                                                                               23,117,711
                                                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $38,361,861)                    37,594,821
                                                                                             ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                               AMOUNT            VALUE
                                                                              ---------         -------
U.S. TREASURY OBLIGATIONS (8.5%)
4.50%, 2/15/09                                                               $3,000,000      $  2,989,806
4.25%, 11/15/13                                                               4,000,000         3,920,468
6.00%, 2/15/26                                                                1,500,000         1,721,484
                                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,732,340)                                               8,631,758
                                                                                             ------------

              TOTAL INVESTMENTS (COST $102,012,678)(a) 99.0%                                  100,002,212
              OTHER ASSETS IN EXCESS OF LIABILITIES 1.0%                                        1,012,618
                                                                                             ------------
              NET ASSETS 100.0%                                                              $101,014,830
                                                                                             ============

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and for federal income tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized appreciation                                                                      $    127,701
Unrealized depreciation                                                                        (2,138,167)
                                                                                             ------------
Net unrealized depreciation                                                                  $ (2,010,466)
                                                                                             ============

(b) Variable rate security. Rate shown represents the rate as of October 31, 2006.
(c) Rate shown represents the rate as of October 31, 2006.
(d) The Issuer has the option to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                               AMOUNT            VALUE
                                                                              ---------         -------
CORPORATE BONDS (34.4%)

CAPITAL MARKETS (4.7%)
Goldman Sachs Group, Inc., 4.125%, 1/15/08                                   $  500,000      $    493,586
Merrill Lynch & Co., 3.375%, 9/14/07                                            500,000           491,849
                                                                                             ------------
                                                                                                  985,435
                                                                                             ------------
COMMERCIAL BANKS (5.2%)
BB&T Corp., 7.25%, 6/15/07                                                      325,000           328,571
National City Bank of Indiana, 4.875%, 7/20/07                                  750,000           746,494
                                                                                             ------------
                                                                                                1,075,065
                                                                                             ------------
COMPUTERS & PERIPHERALS (2.3%)
IBM Corp., 3.80%, 2/1/08                                                        500,000           490,539
                                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (4.8%)
Bank of America Corp., 5.875%, 2/15/09                                          500,000           508,633
General Electric Capital Corp., 3.50%, 5/1/08                                   500,000           488,207
                                                                                             ------------
                                                                                                  996,840
                                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2%)
Verizon Global Funding Corp., 4.00%, 1/15/08                                    425,000           418,549
                                                                                             ------------
ELECTRIC UTILITIES (3.6%)
Union Electric Co., 6.75%, 5/1/08                                               750,000           763,842
                                                                                             ------------
MACHINERY (5.9%)
Caterpillar Financial Service Corp., 3.10%, 5/15/07                             500,000           493,936
John Deere Capital Corp., 3.75%, 1/13/09                                        750,000           729,220
                                                                                             ------------
                                                                                                1,223,156
                                                                                             ------------
MORTGAGE BACKED SECURITIES -- FINANCIAL SERVICES (3.6%)
Countrywide Home Loan, 5.625%, 7/15/09                                          750,000           757,320
                                                                                             ------------
PHARMACEUTICALS (2.3%)
Abbott Laboratories, 3.50%, 2/17/09                                             500,000           483,125
                                                                                             ------------
TOTAL CORPORATE BONDS (COST $7,200,752)                                                         7,193,871
                                                                                             ------------
MEDIUM TERM NOTE (2.4%)
Assemblies of God Loan Fund, Series D, 6.00%, 11/30/07                          500,000           500,000
                                                                                             ------------
TOTAL MEDIUM TERM NOTE (COST $500,000)                                                            500,000
                                                                                             ------------
U.S. GOVERNMENT AGENCIES (30.2%)

FEDERAL FARM CREDIT BANK (4.6%)
3.30%, 3/17/09                                                                1,000,000           964,932
                                                                                             ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                             ---------         -------
FEDERAL HOME LOAN BANK (16%)
4.50%, 12/14/07                                                             $ 1,000,000       $   993,447
4.75%, 3/14/08                                                                2,000,000         1,993,601
5.625%, 5/15/09, Callable 8/15/06 @ 100                                         350,000           350,051
                                                                                              -----------
                                                                                                3,337,099
                                                                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (9.6%)
6.625%, 10/15/07                                                              1,500,000         1,520,036
5.10%, 2/22/08, Callable 2/22/07 @ 100                                          500,000           499,305
                                                                                              -----------
                                                                                                2,019,341
                                                                                              -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $6,325,902)                                                6,321,372
                                                                                              -----------
U.S. TREASURY OBLIGATIONS (30.2%)
4.625%, 2/29/08                                                               2,350,000         2,343,942
4.50%, 2/15/09                                                                2,000,000         1,993,204
4.875%, 5/15/09                                                               2,000,000         2,011,406
                                                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,321,942)                                               6,348,552
                                                                                              -----------
SHORT-TERM INVESTMENTS (1.7%)
SSgA U.S. Government Money Market Fund, 5.14%(b)                                349,547           349,547
                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $349,547)                                                      349,547
                                                                                              -----------

             TOTAL INVESTMENTS (COST $20,698,143)(a) 98.9%                                     20,713,342
             OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%                                           239,785
                                                                                              -----------
             NET ASSETS 100.0%                                                                $20,953,127
                                                                                              ===========

Percentages indicated are based on net assets.

(a) Cost for federal income tax purposes is the same. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                                                                       $    39,572
Unrealized depreciation                                                                           (24,373)
                                                                                              -----------
Net unrealized appreciation                                                                   $    15,199
                                                                                              ===========

(b) Variable rate security. Rate shown represents the rate as of October 31, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                             DOMESTIC
                                                                                   MULTI-MANAGER              ALL-CAP
                                                                                    EQUITY FUND             EQUITY FUND
                                                                                   -------------            -----------
ASSETS:
   Investments, at market value (cost $162,908,421; $67,222,187;
      $40,068,833; $23,119,020; $102,012,678 and $20,698,143, respectively)         $189,832,050            $80,726,211
   Interest and dividends receivable                                                     152,152                 59,277
   Receivable for investments tendered                                                    16,696                      -
   Receivable for investments sold                                                     2,408,158                      -
   Prepaid expenses and other assets                                                     125,054                 14,589
                                                                                    ------------            -----------
      Total Assets                                                                   192,534,110             80,800,077
                                                                                    ------------            -----------
LIABILITIES:
   Payable for investments purchased                                                   3,101,726                      -
   Net payable for variation margin on futures contracts                                   2,547                      -
   Investment advisory fees                                                               85,213                 10,182
   Consulting fees                                                                           627                 10,736
   Administration fees                                                                    11,960                  5,091
   Distribution fees                                                                          34                    461
   Other                                                                                  35,635                 49,857
                                                                                    ------------            -----------
      Total Liabilities                                                                3,237,742                 76,327
                                                                                    ------------            -----------
NET ASSETS                                                                          $189,296,368            $80,723,750
                                                                                    ============            ===========
COMPOSITION OF NET ASSETS:
   Capital (par value and paid-in surplus)                                           154,481,578             63,313,307
   Undistributed net investment income                                                    67,097                 47,172
   Accumulated net realized gain/(loss) on investment future transactions              7,424,012              3,833,668
   Unrealized appreciation/(depreciation) on investments and futures contracts        27,323,681             13,529,603
                                                                                    ------------            -----------
NET ASSETS                                                                          $189,296,368            $80,723,750
                                                                                    ============            ===========
INDIVIDUAL CLASS
   Net Assets                                                                       $     31,227            $ 2,191,756
   Shares issued and outstanding ($0.001 par value)                                        2,967                 70,757
   Net Asset Value, offering and redemption price per share(a)                      $      10.53(b)         $     30.98

INSTITUTIONAL CLASS
   Net Assets                                                                       $189,265,141            $78,531,994
   Shares issued and outstanding ($0.001 par value)                                   17,884,114              2,536,043
   Net Asset Value, offering and redemption price per share(a)                      $      10.58            $     30.97

(a) Redemption of shares within five days of purchase are subject to a 2% redemption fee.
(b) Due to rounding, the Net Assets divided by shares does not equal the Net Asset Value per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                               SHORT-TERM
 SMALL-CAP         INTERNATIONAL            SELECT               SELECT
EQUITY FUND         EQUITY FUND            BOND FUND            BOND FUND
-----------        -------------           ---------           -----------
$43,606,654         $24,968,409           $100,002,212         $20,713,342
     23,119              24,062                941,099             245,166
          -              17,612                 43,976                   -
          -                   -                113,343                   -
     18,145               1,071                 19,112                 816
-----------         -----------           ------------         -----------
 43,651,649          25,034,394            101,119,742          20,982,442
-----------         -----------           ------------         -----------

          -                   -                      -                   -
          -                   -                      -                   -
     18,986               6,215                 21,415               4,436
      3,132               2,508                 13,085               2,739
      2,753               1,554                  6,425               1,331
      9,176                  15                    422                   1
     29,556              19,772                 63,565              20,808
-----------         -----------           ------------         -----------
     63,603              30,064                104,912              29,315
-----------         -----------           ------------         -----------
$43,588,046         $25,004,330           $101,014,830         $20,953,127
===========         ===========           ============         ===========

 38,269,001          23,087,167            103,957,472          20,864,579
   (116,264)                 53                433,299              83,841
  1,894,602              67,721             (1,365,475)            (10,492)
  3,540,707           1,849,389             (2,010,466)             15,199
-----------         -----------           ------------         -----------
$43,588,046         $25,004,330           $101,014,830         $20,953,127
===========         ===========           ============         ===========

$43,569,086         $    20,944           $  1,981,132         $     1,046
  3,307,177                 784                 81,777                  42
$     13.17         $     26.72(b)        $      24.23         $     24.97(b)

$    18,960         $24,983,386           $ 99,033,698         $20,952,081
      1,438             933,144              4,086,950             834,696
$     13.19(b)      $     26.77           $      24.23         $     25.10

STEWARD FUNDS
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED OCTOBER 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------

                                                                                                  DOMESTIC
                                                                           MULTI-MANAGER           ALL-CAP
                                                                            EQUITY FUND          EQUITY FUND
                                                                           -------------         -----------
INVESTMENT INCOME:
    Interest                                                                 $  240,563          $         -
    Dividend                                                                  1,283,408              624,064
                                                                             ----------          -----------
     Total Investment Income:                                                 1,523,971              624,064
                                                                             ----------          -----------
EXPENSES:
    Investment advisory fees                                                    500,041               62,327
    Consulting fees                                                              73,418               37,670
    Administration fees                                                          68,357               31,163
    Distribution fees                                                                31                3,278
    Accounting fees                                                              85,086               52,724
    Audit fees                                                                   28,340               17,385
    Custodian fees                                                               40,170               11,261
    Insurance fees                                                                2,651                3,723
    Legal fees                                                                   27,417               12,637
    Registration and filing fees                                                 10,278               22,064
    Shareholder reports                                                           3,452                1,236
    Transfer agent fees                                                           5,499               14,203
    Directors'retainer and meetings                                              26,651               17,825
    Miscellaneous fees                                                           41,396               10,336
                                                                             ----------          -----------
     Total Expenses                                                             912,787              297,832
                                                                             ----------          -----------

    Net investment income/(loss)                                                611,184              326,232
                                                                             ----------          -----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
    Net realized gains/(loss) on futures transactions                          (295,719)                   -
    Net realized gains/(loss) on investments                                  2,722,948            2,858,183
    Net change in unrealized appreciation on futures transactions               400,052                    -
    Net change in unrealized appreciation/(depreciation) on investments         986,951           (2,013,001)
                                                                             ----------          -----------
    Net realized and unrealized gain/(loss) on investments and futures        3,814,232              845,182
                                                                             ----------          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $4,425,416          $ 1,171,414
                                                                             ==========          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SHORT-TERM
 SMALL-CAP          INTERNATIONAL           SELECT           SELECT
EQUITY FUND          EQUITY FUND           BOND FUND        BOND FUND
-----------         -------------         ----------       ----------
$         -           $        -          $2,531,449         $499,667
    210,785              341,665              38,531            8,870
-----------           ----------          ----------         --------
    210,785              341,665           2,569,980          508,537
-----------           ----------          ----------         --------

    107,780               31,956             128,937           25,854
     18,224                9,474              46,548            9,314
     16,120                7,989              38,681            7,756
     53,731                   15               2,834                1
     28,925               16,004              55,238           13,677
      4,505                5,595              28,232            7,985
     11,675                6,947               6,458            3,636
      1,688                  615               1,806              615
      8,718                2,804              19,544            2,649
      6,978                8,621              24,323            8,716
      2,203                  579              10,099              520
     43,577                7,996              19,886            6,506
     10,843                1,878              25,570            2,151
     12,082               10,425              16,471           10,754
-----------           ----------          ----------         --------
    327,049              110,897             424,627          100,135
-----------           ----------          ----------         --------

   (116,264)             230,768           2,145,353          408,402
-----------           ----------          ----------         --------

          -                    -                   -                -
    945,212               70,478            (499,798)         (10,492)
          -                    -                   -                -
 (1,218,007)           1,037,529           1,892,054           87,353
-----------           ----------          ----------         --------
   (272,795)           1,108,007           1,392,256           76,861
-----------           ----------          ----------         --------
$  (389,059)          $1,338,775          $3,537,609         $485,263
===========           ==========          ==========         ========

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD         FOR THE PERIOD
                                                                                  ENDED                 ENDED
                                                                            OCTOBER 31, 2006       APRIL 30, 2006(a)
                                                                               (UNAUDITED)
                                                                            ----------------       -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                       $    611,184         $    356,612
   Net realized gain on investments and futures transactions                      2,427,229            4,996,783
   Net change in unrealized appreciation on investments and
      futures contracts                                                           1,387,003            1,357,872
                                                                               ------------         ------------
Net increase in net assets resulting from operations                              4,425,416            6,711,267
                                                                               ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual class                                                                  (74)                  (7)
      Institutional class                                                          (638,964)            (276,242)
                                                                               ------------         ------------
Total distributions                                                                (639,038)            (276,249)
                                                                               ------------         ------------
CAPITAL SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from fund share transactions:             (328,346)         179,403,318(b)
                                                                               ------------         ------------
Total increase in net assets                                                      3,458,032          185,838,336
                                                                               ------------         ------------
NET ASSETS:
   Beginning of period                                                          185,838,336                    -
                                                                               ------------         ------------
   End of period                                                               $189,296,368         $185,838,336
                                                                               ============         ============

Undistributed net investment income                                            $     67,097         $     94,951
                                                                               ============         ============

(a) For the period from January 3, 2006 (commencement of operations) through April 30, 2006.
(b) Includes capital issued in initial in-kind contribution of $161,420,179.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD         FOR THE YEAR
                                                                                  ENDED                 ENDED
                                                                            OCTOBER 31, 2006       APRIL 30, 2006
                                                                               (UNAUDITED)
                                                                            ----------------       --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                       $    326,232         $    664,853
   Net realized gain on investments                                               2,858,183            1,549,871
   Net change in unrealized appreciation on investments                          (2,013,001)          13,993,837
                                                                               ------------         ------------
Net increase in net assets resulting from operations                              1,171,414           16,208,561
                                                                               ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual class                                                               (5,104)             (20,090)
      Institutional class                                                          (299,478)            (656,749)
   Net realized capital gains:
      Individual class                                                                    -              (36,287)
      Institutional class                                                                 -             (837,646)
                                                                               ------------         ------------
Total distributions                                                                (304,582)          (1,550,772)
                                                                               ------------         ------------
CAPITAL SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from fund share transactions:          (13,391,914)           7,859,986
                                                                               ------------         ------------
Total increase/(decrease) in net assets                                         (12,525,082)          22,517,775
                                                                               ------------         ------------
NET ASSETS:
   Beginning of period                                                           93,248,832           70,731,057
                                                                               ------------         ------------
   End of period                                                               $ 80,723,750         $ 93,248,832
                                                                               ============         ============

Undistributed net investment income                                            $     47,172         $     52,713
                                                                               ============         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                           FOR THE PERIOD       FOR THE PERIOD        FOR THE YEAR
                                                                ENDED                ENDED                ENDED
                                                          OCTOBER 31, 2006     APRIL 30, 2006(a)    OCTOBER 31, 2005
                                                             (UNAUDITED)
                                                          ----------------     -----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income/(loss)                              $  (116,264)        $  (131,114)         $    73,182
   Net realized gain on investments                              945,212           1,080,501            8,647,818
   Net change in unrealized appreciation/(depreciation)
      on investments                                          (1,218,007)          5,563,929           (6,119,307)
                                                             -----------         -----------          -----------
Net increase in net assets resulting from operations            (389,059)          6,513,316            2,601,693
                                                             -----------         -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual class                                                 -                   -              (82,873)
   Net realized capital gains:
      Individual class                                                 -          (5,179,433)                   -
                                                             -----------         -----------          -----------
Total distributions                                                    -          (5,179,433)             (82,873)
                                                             -----------         -----------          -----------
CAPITAL SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from fund
      share transactions:                                     (2,135,397)          2,324,017           (5,962,543)
                                                             -----------         -----------          -----------
Total increase/(decrease) in net assets                       (2,524,456)          3,657,900           (3,443,723)
                                                             -----------         -----------          -----------
NET ASSETS:
   Beginning of period                                        46,112,502          42,454,602           45,898,325
                                                             -----------         -----------          -----------
   End of period                                             $43,588,046         $46,112,502          $42,454,602
                                                             ===========         ===========          ===========

Undistributed net investment income                          $  (116,264)        $         -          $         -
                                                             ===========         ===========          ===========

(a) For the period from November 1, 2005 to April 30, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD         FOR THE PERIOD
                                                                                  ENDED                  ENDED
                                                                            OCTOBER 31, 2006       APRIL 30, 2006(a)
                                                                               (UNAUDITED)
                                                                            ----------------       -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                       $   230,768           $     53,529
   Net realized gain/(loss) on investments                                          70,478                 (2,757)
   Net change in unrealized appreciation on investments                          1,037,529                811,860
                                                                               -----------           ------------
Net increase in net assets resulting from operations                             1,338,775                862,632
                                                                               -----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual class                                                                (135)                     -
      Institutional class                                                         (289,139)                     -
                                                                               -----------           ------------
Total distributions                                                               (289,274)                     -
                                                                               -----------           ------------
CAPITAL SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from fund share transactions:           8,017,803             15,074,394
                                                                               -----------           ------------
Total increase in net assets                                                     9,067,304             15,937,026
                                                                               -----------           ------------
NET ASSETS:
   Beginning of period                                                          15,937,026                      -
                                                                               -----------           ------------
   End of period                                                               $25,004,330           $ 15,937,026
                                                                               ===========           ============

Undistributed net investment income                                            $        53           $     58,559
                                                                               ===========           ============

(a) For the period from February 28, 2006 (commencement of operations) through April 30, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD        FOR THE YEAR
                                                                                   ENDED                ENDED
                                                                             OCTOBER 31, 2006      APRIL 30, 2006
                                                                                (UNAUDITED)
                                                                             ----------------      --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                       $  2,145,353         $  4,095,225
   Net realized loss on investments                                                (499,798)            (456,862)
   Net change in unrealized depreciation on investments                           1,892,054           (3,225,396)
                                                                               ------------         ------------
Net increase in net assets resulting from operations                              3,537,609              412,967
                                                                               ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual class                                                              (44,684)             (98,978)
      Institutional class                                                        (2,129,859)          (3,967,598)
                                                                               ------------         ------------
Total distributions                                                              (2,174,543)          (4,066,576)
                                                                               ------------         ------------
CAPITAL SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from fund share transactions:           (3,729,107)          11,719,808
                                                                               ------------         ------------
Total increase(decrease) in net assets                                           (2,366,041)           8,066,199
                                                                               ------------         ------------
NET ASSETS:
   Beginning of period                                                          103,380,871           95,314,672
                                                                               ------------         ------------
   End of period                                                               $101,014,830         $103,380,871
                                                                               ============         ============

Undistributed net investment income                                            $    433,299         $    462,489
                                                                               ============         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD         FOR THE PERIOD
                                                                                 ENDED                   ENDED
                                                                            OCTOBER 31, 2006       APRIL 30, 2006(a)
                                                                               (UNAUDITED)
                                                                            ----------------       -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                       $   408,402            $    91,100
   Net realized (loss) on investments                                              (10,492)                     -
   Net change in unrealized appreciation/(depreciation) on investments              87,353                (72,154)
                                                                               -----------            -----------
Net increase in net assets resulting from operations                               485,263                 18,946
                                                                               -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual class                                                                 (18)                     -
      Institutional class                                                         (420,683)                     -
                                                                               -----------            -----------
Total distributions                                                               (420,701)                     -
                                                                               -----------            -----------
CAPITAL SHARE TRANSACTIONS:
   Net increase in net assets from fund share transactions:                        869,599             20,000,020
                                                                               -----------            -----------
Total increase in net assets                                                       934,161             20,018,966
                                                                               -----------            -----------
NET ASSETS:
   Beginning of period                                                          20,018,966                      -
                                                                               -----------            -----------
   End of period                                                               $20,953,127            $20,018,966
                                                                               ===========            ===========

Undistributed net investment income                                            $    83,841            $    96,140
                                                                               ===========            ===========

(a) For the period from February 28, 2006 (commencement of operations) through April 30, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                                             INVESTMENT OPERATIONS:
                                                                                  ------------------------------------------
                                                                                                   NET REALIZED
                                                                                                  AND UNREALIZED
                                                                       NET ASSET                  GAINS/(LOSSES)
                                                                         VALUE,       NET         ON INVESTMENTS  TOTAL FROM
                                                                       BEGINNING   INVESTMENT      AND FUTURES    INVESTMENT
                                                                       OF PERIOD  INCOME/(LOSS)   TRANSACTIONS    OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL CLASS
----------------------------------------------------------------------------------------------------------------------------
MULTI-MANAGER EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $10.32       0.01          $ 0.23           0.24
   Period ended April 30, 2006(d)                                         10.00       0.01            0.32           0.33
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC ALL-CAP EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $30.33       0.11          $ 0.61           0.72
   Year ended April 30, 2006                                              25.47       0.16            5.15           5.31
   Period ended April 30, 2005(a)                                         25.00       0.12            0.45           0.57
----------------------------------------------------------------------------------------------------------------------------
SMALL-CAP EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $13.26      (0.04)         $(0.05)         (0.09)
   Period ended April 30, 2006                                            12.99      (0.04)           1.93           1.89
   Year ended October 31, 2005                                            12.30       0.02            0.69           0.71
   Year ended October 31, 2004                                            11.68      (0.02)           0.66           0.64
   Year ended October 31, 2003                                            10.20       0.02            1.47           1.49
   Year ended October 31, 2002                                            12.08       0.01           (1.88)         (1.87)
   Year ended October 31, 2001                                            18.11       0.01           (4.34)         (4.33)
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $26.39       0.18          $ 0.47           0.65
   Period ended April 30, 2006(e)                                         25.00       0.04            1.35           1.39
----------------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Period ended October 31, 2006 (Unaudited)                             $23.89       0.50          $ 0.32           0.82
   Year ended April 30, 2006                                              24.73       0.89           (0.86)          0.03
   Period ended April 30, 2005(a)                                         25.00       0.43(f)        (0.40)          0.03
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SELECT BOND FUND
   Period ended October 31, 2006 (Unaudited)                             $24.95       0.27          $ 0.23           0.50
   Period ended April 30, 2006(e)                                         25.00          -           (0.05)         (0.05)
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------------
MULTI-MANAGER EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $10.37       0.03          $ 0.22           0.25
   Period ended April 30, 2006(d)                                         10.00       0.02            0.37           0.39
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC ALL-CAP EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $30.33       0.12          $ 0.63           0.75
   Year ended April 30, 2006                                              25.47       0.22            5.16           5.38
   Period ended April 30, 2005(a)                                         25.00       0.14            0.46           0.60
----------------------------------------------------------------------------------------------------------------------------
SMALL-CAP EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $13.21      (0.04)         $ 0.02          (0.02)
   Period ended April 30, 2006(h)                                         13.11          -            0.10           0.10
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   Period ended October 31, 2006 (Unaudited)                             $26.43       0.24          $ 0.44           0.68
   Period ended April 30, 2006(e)                                         25.00       0.09            1.34           1.43
----------------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Period ended October 31, 2006 (Unaudited)                             $23.90       0.50          $ 0.31           0.81
   Year ended April 30, 2006                                              24.73       0.93           (0.83)          0.10
   Period ended April 30, 2005(a)                                         25.00       0.46(f)        (0.40)          0.06
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SELECT BOND FUND
   Period ended October 31, 2006 (Unaudited)                             $25.02       0.49          $ 0.10           0.59
   Period ended April 30, 2006(e)                                         25.00       0.12           (0.10)          0.02
----------------------------------------------------------------------------------------------------------------------------

* Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.
(b) Not Annualized.
(c) Annualized.
(d) For the period from January 3, 2006 (commencement of operations) through April 30, 2006.
(e) For the period from February 28, 2006 (period of commencement) through April 30, 2006.
(f) Computed using average shares outstanding throughout the period.
(g) Amount is less than $0.005.
(h) From the period from April 3, 2006 to April 30, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

            DISTRIBUTIONS:                                                              RATIOS/SUPPLEMENTARY DATA:
--------------------------------------                                  ----------------------------------------------------------
                                                                                      RATIO OF       RATIO OF
                NET                         NET ASSET                   NET ASSETS,  EXPENSES TO  NET INVESTMENT
    NET      REALIZED                        VALUE,                      END OF       AVERAGE     INCOME/(LOSS) TO
INVESTMENT   GAINS ON        TOTAL           END OF         TOTAL        PERIOD         NET          AVERAGE          PORTFOLIO
  INCOME    INVESTMENTS  DISTRIBUTIONS       PERIOD        RETURN        (000's)       ASSETS       NET ASSETS      TURNOVER RATE*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

  (0.03)          -         (0.03)           $10.53        2.31%(b)     $     31       1.25%          0.40%(c)           44%
  (0.01)          -         (0.01)            10.32        3.34%(b)            6       1.24%          0.40%(c)           28%
----------------------------------------------------------------------------------------------------------------------------------

  (0.07)          -         (0.07)           $30.98        2.37%(b)     $  2,192       0.96%          0.56%               4%
  (0.16)      (0.29)        (0.45)            30.33       20.95%           3,693       1.01%          0.54%               8%
  (0.10)          -         (0.10)            25.47        2.26%(b)        2,896       1.21%          0.69%(c)           16%
----------------------------------------------------------------------------------------------------------------------------------

      -           -             -            $13.17       (0.68%)(b)    $ 43,569       1.52%         (0.54%)             11%
      -       (1.62)        (1.62)            13.26       15.95%(b)       46,112       1.71%         (0.59%)(c)          30%
  (0.02)          -         (0.02)            12.99        5.79%          42,455       1.67%          0.16%             113%
  (0.02)          -         (0.02)            12.30        5.44%          45,898       1.55%         (0.12%)             34%
  (0.01)          -         (0.01)            11.68       14.59%          47,659       1.43%          0.14%              20%
  (0.01)          -         (0.01)            10.20      (15.48%)         45,427       1.38%          0.06%              94%
      -       (1.70)        (1.70)            12.08      (25.73%)         58,841       1.27%          0.08%              58%
----------------------------------------------------------------------------------------------------------------------------------

  (0.32)          -         (0.32)           $26.72        2.61%(b)     $     21       1.23%          1.47%               4%
      -           -             -             26.39        5.56%(b)            3       1.53%          2.61%(c)            1%
----------------------------------------------------------------------------------------------------------------------------------

  (0.48)          -         (0.48)           $24.23        3.46%(b)     $  1,981       1.09%          3.89%              17%
  (0.87)          -         (0.87)            23.89        0.07%           2,583       0.97%          3.53%              40%
  (0.29)      (0.01)        (0.30)            24.73        0.14%(b)        3,050       1.07%          2.92%(c)           44%
----------------------------------------------------------------------------------------------------------------------------------

  (0.48)          -         (0.48)           $24.97        2.04%(b)     $      1       1.14%          3.68%(c)            3%
      -           -             -             24.95       (0.20%)(b)           -       1.30%          3.39%(c)            0%
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

  (0.04)          -         (0.04)           $10.58        2.39%(b)     $189,265       1.00%          0.67%(c)           44%
  (0.02)          -         (0.02)            10.37        3.86%(b)      185,832       1.00%          0.64%(c)           28%
----------------------------------------------------------------------------------------------------------------------------------

  (0.11)          -         (0.11)           $30.97        2.50%(b)     $ 78,532       0.71%          0.79%(c)            4%
  (0.23)      (0.29)        (0.52)            30.33       21.25%          89,555       0.76%          0.79%               8%
  (0.13)          -         (0.13)            25.47        2.37%(b)       67,835       0.96%          0.93%(c)           16%
----------------------------------------------------------------------------------------------------------------------------------

      -           -             -            $13.19       (0.15%)(b)    $     19       1.16%         (0.54%)(c)          11%
      -           -             -             13.21        0.76%(b)            -       1.46%         (0.34%)(c)          30%
----------------------------------------------------------------------------------------------------------------------------------

  (0.34)          -         (0.34)           $26.77        2.71%(b)     $ 24,983       1.04%          2.16%(c)            4%
      -           -             -             26.43        5.72%(b)       15,934       1.31%          2.83%(c)            1%
----------------------------------------------------------------------------------------------------------------------------------

  (0.48)          -         (0.48)           $24.23        3.60%(b)     $ 99,034       0.82%          4.17%(c)           17%
  (0.93)          -         (0.93)            23.90        0.36%         100,798       0.72%          3.78%              40%
  (0.32)      (0.01)        (0.33)            24.73        0.25%(b)       92,265       0.82%          3.17%(c)           44%
----------------------------------------------------------------------------------------------------------------------------------

  (0.51)          -         (0.51)           $25.10        2.39%(b)     $ 20,952       0.97%          3.95%(c)            3%
      -           -             -             25.02        0.08%(b)       20,019       1.05%          3.64%(c)            0%
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION:

         The Steward Funds consist of six funds ("Funds") that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Steward Funds, Inc. is organized as a Delaware corporation whereas the Capstone Series Fund, Inc. is organized as a Maryland corporation. Both are registered under the Investment Company Act of 1940 ("Act") as diversified open-end management investment companies. Five of the Funds are series of Steward Funds, Inc. -- Steward Multi-Manager Equity Fund, Steward Domestic All-Cap Equity Fund, Steward International Equity Fund, Steward Select Bond Fund and Steward Short-Term Select Bond Fund. One Fund, Steward Small-Cap Equity Fund, is a series of Capstone Series Fund, Inc. Steward Small-Cap Equity Fund, effective November 1, 2005, changed its fiscal-year end from October 31 to April
30. Effective February 28, 2006, this Fund also changed its name from Capstone Growth Fund to Steward Small-Cap Equity Fund.

         Each Fund currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

         On January 3, 2006, Steward Multi-Manager Equity Fund received an in-kind capital contribution of securities, cash and receivables in exchange for 16,142,106 Institutional Class shares. For federal income tax purposes, the transaction was non-taxable. The value of the assets received, cost and unrealized appreciation was as follows:

Cost of assets received                                 $136,841,373
Net unrealized appreciation                               24,578,806
                                                        ------------
Market value of assets received                         $161,420,179
                                                        ============

NOTE 2 - INVESTMENT OBJECTIVES:

         Steward Multi-Manager Equity Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small, medium and large capitalization companies, most of which are U.S.-based. The Fund also employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles.

         Steward Domestic All-Cap Equity Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of large, medium and small capitalization companies that represent a broad spectrum of the economy.

         Steward Small-Cap Equity Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of companies with market capitalizations that are considered to be small capitalization stocks. Currently, the stocks with market capitalizations between $50 million and $4 billion are considered to be small capitalization stocks.

         Steward International Equity Fund seeks to provide capital appreciation. It pursues its investment objective by structuring a portfolio that invests primarily in American Depositary Receipts (ADRs) representing issuers in a variety of countries.

         Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

         Steward Short-Term Select Bond Fund seeks to provide current income and relative capital stability. The Fund pursues its objective by investing its assets in substantially equal proportions among three sub-portfolios: U.S. Treasury securities, U.S. government agency securities and investment grade corporate obligations. The dollar-weighted average maturity of each of these sub-portfolios is three years or less.

         In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

         The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

         In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in the net assets for the period.

FUTURES: When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, in either cash or liquid securities. Thereafter, the futures contract is marked to market, and the Fund makes (or receives) additional cash payments known as variation margins to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recorded.

---------------------------------------------------------------------------------------
                                                           NOTIONAL        UNREALIZED
  NUMBER                                                   VALUE AT       APPRECIATION
   OF                                      EXPIRATION      10/31/06      (DEPRECIATION)
CONTRACTS     DESCRIPTION                     DATE          (USD)            (USD)
---------------------------------------------------------------------------------------
              LONG FUTURES OUTSTANDING
              ------------------------
   37         S&P 500 E-mini Index          12/15/06      $2,424,425        $134,495
   11         S&P 400 E-mini Index          12/15/06         822,051          45,519
    1         Nasdaq 100 Futures Index      12/15/06         158,745          15,530
   17         S&P 500 Futures Index         12/15/06       5,671,543         204,507

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of all Funds are declared and paid at least quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

         Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

FEDERAL INCOME TAXES: It is each Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

         On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is evaluating the implications of FIN 48 and its impact on the Funds' financial statements.

ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method.

FOREIGN SECURITIES: Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and
(7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS:

         Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. serves as investment adviser to the Domestic All-Cap Equity, Small-Cap Equity, International Equity, Select Bond and Short- Term Select Bond Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund's average daily net assets. The Multi-Manager Equity Fund is advised by Russell Investment Management Company ("RIMCo"). RIMCo receives compensation from the Fund for its services as investment adviser. The fee for RIMCo is accrued daily and paid monthly based on the Fund's average daily net assets. Pursuant to the terms of the investment advisory agreements, CAMCO and RIMCo shall have full discretion to manage the assets of the Funds in accordance with their investment objectives.

         The advisory fee for the Multi-Manager Equity Fund is calculated at an annual rate of 0.55% and is paid monthly to RIMCo with no tiered structure in effect. While RIMCo serves as investment adviser, there are five money managers currently associated with this Fund: AllianceBernstein L.P., Ark Asset Management Co., Inc., Jacobs Levy Equity Management, Inc., Lord Abbett & Company, LLC and MFS Institutional Advisors Inc. The money managers have no affiliations with the Steward Funds or their service providers other than their management of the assets of the Multi-Manager Equity Fund. RIMCo is responsible for payment of fees to these money managers.

         The advisory fees for Steward Domestic All-Cap Equity Fund are calculated at an annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The advisory fees for Steward Small-Cap Equity Fund are calculated at an annual rate of 0.50% on the first $100 million, which declines to 0.45% on the next $150 million, 0.35% on the next $250 million, 0.30% on the next $250 million, and 0.275% on assets over $750 million. (Prior to February 28, 2006, the Small-Cap Equity Fund paid fees for advisory and administrative services at a rate of 0.75% on the first $50 million, 0.60% on the next $150 million, 0.50% for the next $300 million and 0.40% on assets over $500 million.) The advisory fees for Steward International Equity Fund are calculated at an annual rate of 0.30% on the first $500 million of average daily net assets, and then the rate declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. For the Steward Select Bond Fund, the advisory fees are calculated at an annual rate of 0.25% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion. Steward Short-Term Select
Bond Fund advisory fees are calculated at an annual rate of 0.25% on the first $500 million of average daily net assets. The rate declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on assets in excess of $1 billion.

         Pursuant to the terms of an administration agreement (and pursuant to the investment advisory agreement with respect to Steward Small-Cap Equity
Fund), CAMCO will supervise the Funds' daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on each Fund's first $500 million average daily net assets and 0.06% on average daily net assets in excess of $500 million and 0.05% on assets over $1 billion. (The investment advisory agreement between Steward Small-Cap Equity Fund and CAMCO was amended, effective February 28, 2006, to include this administration fee schedule separate from the current investment advisory fee schedule described above.)

         Capstone Asset Planning Company ("CAPCO") serves as the Distributor of the Funds' shares. CAPCO is an affiliate of CAMCO, and both are wholly owned subsidiaries of Capstone Financial Services.

         Each of the Funds has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund's' Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds' shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund's Individual Class' average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively "Service Organizations") amounts based on the particular Fund's Individual Class' average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

         Certain officers of the Steward Funds are also officers of CAMCO and CAPCO.

         BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves as the Funds' transfer agent and fund accountant. Under the terms of the Transfer Agency Agreement, BISYS Ohio will be paid for annual class fees and per account fees. Per the Fund Accounting Agreement, BISYS Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

         Steward Fund Consultants, Inc. ("SFC") serves as a consultant to the Funds. Per the consulting agreement, SFC receives its fee quarterly, based on the annual average aggregate daily net assets of the Funds as follows:

First      $200,000,000           0.10%
Next       $200,000,000          0.075%
Next       $200,000,000           0.06%
Next       $400,000,000           0.05%
Over       $1,000,000,000         0.04%

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

         Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2006 were as follows:

                                                                       PURCHASES              SALES
                                                                      -----------          -----------
Multi-Manager Equity Fund ..................................          $76,601,655          $75,229,140
Domestic All-Cap Equity Fund ...............................            3,703,716           16,281,084
Small-Cap Equity Fund ......................................            4,547,576            7,015,392
International Equity Fund ..................................            8,827,063              901,701
Select Bond Fund ...........................................           16,628,697           19,387,095
Short-Term Select Bond Fund ................................            3,935,004              506,575

NOTE 6 - CAPITAL SHARE TRANSACTIONS:

         Transactions in shares of the Funds' capital stock for the period ended October 31, 2006, were as follows:

                                                                       MULTI-MANAGER EQUITY FUND
                                                                   ----------------------------------
                                                                      FOR THE               FOR THE
                                                                   PERIOD ENDED          PERIOD ENDED
                                                                    OCTOBER 31,            APRIL 30,
                                                                       2006                 2006(c)
                                                                   ------------          ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued ..............................      $     23,115          $      6,110
   Dividends reinvested .....................................                74                     7
   Cost of shares redeemed ..................................                 -                     -
                                                                   ------------          ------------
   Net increase .............................................      $     23,190          $      6,117
                                                                   ------------          ------------
INSTITUTIONAL CLASS
   Proceeds from shares issued ..............................      $ 10,396,821          $ 31,417,900
   Dividends reinvested .....................................           638,962               276,242
   Cost of shares redeemed ..................................       (11,377,319)          (13,717,120)
                                                                   ------------          ------------
   Net increase .............................................      $   (351,535)         $ 17,977,022
                                                                   ------------          ------------
Total net increase (decrease) from capital transactions .....      $   (328,346)         $ 17,983,139
                                                                   ============          ============
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued ...................................................             2,352                   606
   Reinvested ...............................................                 7                     1
   Redeemed .................................................                 -                     -
                                                                   ------------          ------------
   Change in Individual Class ...............................             2,360                   607
                                                                   ------------          ------------
INSTITUTIONAL CLASS
   Issued ...................................................         1,035,785             3,093,265
   Reinvested ...............................................            63,602                26,950
   Redeemed .................................................                 -            (1,338,479)
                                                                   ------------          ------------
   Change in Institutional Class ............................           (39,639)            1,781,736
                                                                   ------------          ------------
Total net increase (decrease) from share transactions .......           (37,279)            1,782,343
                                                                   ============          ============

(c) For the period from January 3, 2006 (commencement of operations) through April 30, 2006.

                                                                   DOMESTIC ALL-CAP FUND
                                                                ----------------------------
                                                                   FOR THE          FOR THE
                                                                PERIOD ENDED      YEAR ENDED
                                                                 OCTOBER 31,       APRIL 30,
                                                                    2006             2006
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued ............................     $    190,880     $ 1,630,835
   Dividends reinvested ...................................            5,096          55,704
   Cost of shares redeemed ................................        1,639,283)     (1,494,144)
                                                                ------------     -----------
   Net increase (decrease) ................................     $ (1,443,307)    $   192,395
                                                                ------------     -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued ............................     $  3,453,927     $11,118,189
   Dividends reinvested ...................................          288,877       1,443,709
   Cost of shares redeemed ................................      (15,691,411)     (4,894,307)
                                                                ------------     -----------
   Net increase ...........................................     $(11,948,607)    $ 7,667,591
                                                                ------------     -----------
Total net increase (decrease) from capital transactions ...     $(13,391,914)    $ 7,859,986
                                                                ============     ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued .................................................            6,509          59,473
   Reinvested .............................................              174           1,959
   Redeemed ...............................................          (57,690)        (53,343)
                                                                ------------     -----------
   Change in Individual Class .............................          (51,007)          8,089
                                                                ------------     -----------
INSTITUTIONAL CLASS
   Issued .................................................          116,985         411,350
   Reinvested .............................................            9,919          50,846
   Redeemed ...............................................         (543,508)       (172,942)
                                                                ------------     -----------
   Change in Institutional Class ..........................         (416,604)        289,254
                                                                ------------     -----------
Total net increase (decrease) from share transactions .....         (467,612)        297,343
                                                                ============     ===========

                                                                               SMALL-CAP EQUITY FUND
                                                                  ------------------------------------------------
                                                                     FOR THE           FOR THE           FOR THE
                                                                  PERIOD ENDED      PERIOD ENDED       YEAR ENDED
                                                                   OCTOBER 31,        APRIL 30,        OCTOBER 31,
                                                                      2006             2006(a)            2005
                                                                  ------------      ------------       -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued ..............................     $   425,105       $   398,274        $   540,003
   Dividends reinvested .....................................               -         4,474,812             71,814
   Cost of shares redeemed ..................................      (2,579,597)       (2,549,079)        (6,574,360)
                                                                  -----------       -----------        -----------
   Net increase (decrease) ..................................     $(2,154,492)      $ 2,324,007        $(5,962,543)
                                                                  -----------       -----------        -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued ..............................     $    19,095       $        10        $         -
   Dividends reinvested .....................................               -                 -                  -
   Cost of shares redeemed ..................................               -                 -                  -
                                                                  -----------       -----------        -----------
   Net increase .............................................     $    19,095       $        10        $         -
                                                                  -----------       -----------        -----------
Total net increase (decrease) from capital transactions .....     $(2,135,397)      $ 2,324,017        $(5,962,543)
                                                                  ===========       ===========        ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued ...................................................          33,512            30,473             41,844
   Reinvested ...............................................               -           376,035              5,528
   Redeemed .................................................        (218,888)         (195,922)          (510,597)
                                                                  -----------       -----------        -----------
   Change in Individual Class ...............................        (185,376)          210,586           (463,225)
                                                                  -----------       -----------        -----------
INSTITUTIONAL CLASS
   Issued ...................................................           1,437                 1                  -
   Reinvested ...............................................               -                 -                  -
   Redeemed .................................................               -                 -                  -
                                                                  -----------       -----------        -----------
   Change in Institutional Class ............................           1,437                 1                  -
                                                                  -----------       -----------        -----------
Total net increase (decrease) from share transactions .......        (183,939)          210,587           (463,225)
                                                                  ===========       ===========        ===========

(a) For the period from November 1, 2005 through April 30, 2006.

                                                                 INTERNATIONAL EQUITY FUND
                                                              -------------------------------
                                                                 FOR THE            FOR THE
                                                              PERIOD ENDED       PERIOD ENDED
                                                               OCTOBER 31,         APRIL 30,
                                                                  2006              2006(d)
                                                              ------------       ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued ...........................    $    16,491        $     3,010
   Dividends reinvested ..................................            135                  -
   Cost of shares redeemed ...............................            (11)                 -
                                                              -----------        -----------
   Net increase ..........................................    $    16,614        $     3,010
                                                              -----------        -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued ...........................    $ 8,164,945        $15,071,384
   Dividends reinvested ..................................        289,139                  -
   Cost of shares redeemed ...............................       (452,896)                 -
                                                              -----------        -----------
   Net increase ..........................................    $ 8,001,189        $15,071,384
                                                              -----------        -----------
Total net increase from capital transactions .............    $ 8,017,803        $15,074,394
                                                              ===========        ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued ................................................            660                118
   Reinvested ............................................              6                  -
   Redeemed ..............................................              -                  -
                                                              -----------        -----------
   Change in Individual Class ............................            666                118
                                                              -----------        -----------
INSTITUTIONAL CLASS
   Issued ................................................        336,711            602,803
   Reinvested ............................................         11,911                  -
   Redeemed ..............................................        (18,281)                 -
                                                              -----------        -----------
   Change in Institutional Class .........................        330,341            602,803
                                                              -----------        -----------
Total net increase from share transactions ...............        331,007            602,921
                                                              ===========        ===========

(d) For the period from February 28, 2006 (commencement of operations) through April 30, 2006.

                                                                        SELECT BOND FUND
                                                                 ----------------------------
                                                                    FOR THE         FOR THE
                                                                 PERIOD ENDED     YEAR ENDED
                                                                  OCTOBER 31,      APRIL 30,
                                                                     2006            2006
                                                                 ------------     -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued ..............................    $    41,151      $   178,098
   Dividends reinvested .....................................         44,222           97,937
   Cost of shares redeemed ..................................       (712,832)        (649,716)
                                                                 -----------      -----------
   Net decrease .............................................    $  (627,459)     $  (373,681)
                                                                 -----------      -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued ..............................    $ 3,392,092      $20,548,824
   Dividends reinvested .....................................      2,057,333        3,828,463
   Cost of shares redeemed ..................................     (8,551,074)     (12,283,798)
                                                                 -----------      -----------
   Net increase (decrease) ..................................    $(3,101,649)     $12,093,489
                                                                 -----------      -----------
Total net increase (decrease) from capital transactions .....    $(3,729,107)     $11,719,808
                                                                 ===========      ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued ...................................................          1,713            7,276
   Reinvested ...............................................          1,854            4,008
   Redeemed .................................................        (29,890)         (26,513)
                                                                 -----------      -----------
   Change in Individual Class ...............................        (26,323)         (15,229)
                                                                 -----------      -----------
INSTITUTIONAL CLASS
   Issued ...................................................        141,884          834,272
   Reinvested ...............................................         86,168          156,739
   Redeemed .................................................       (358,950)        (503,490)
                                                                 -----------      -----------
   Change in Institutional Class ............................       (130,898)         487,521
                                                                 -----------      -----------
Total net increase (decrease) from share transactions .......       (157,221)         472,292
                                                                 ===========      ===========

                                                                 SHORT-TERM SELECT BOND FUND
                                                               ------------------------------
                                                                  FOR THE           FOR THE
                                                               PERIOD ENDED      PERIOD ENDED
                                                                OCTOBER 31,        APRIL 30,
                                                                   2006             2006(d)
                                                               ------------      ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued .............................     $   1,017       $        10
   Dividends reinvested ....................................            18                 -
   Cost of shares redeemed .................................             -                 -
                                                                 ---------       -----------
   Net increase ............................................     $   1,035       $        10
                                                                 ---------       -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued .............................     $ 722,732       $20,000,010
   Dividends reinvested ....................................       420,683                 -
   Cost of shares redeemed .................................      (274,851)                -
                                                                 ---------       -----------
   Net increase ............................................     $ 868,565       $20,000,010
                                                                 ---------       -----------
Total net increase from capital transactions ...............     $ 869,599       $20,000,020
                                                                 =========       ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued ..................................................            40                 1
   Reinvested ..............................................             1                 -
   Redeemed ................................................             -                 -
                                                                 ---------       -----------
   Change in Individual Class ..............................            41                 1
                                                                 ---------       -----------
INSTITUTIONAL CLASS
   Issued ..................................................        28,867           800,000
   Reinvested ..............................................        16,970                 -
   Redeemed ................................................       (11,141)                -
                                                                 ---------       -----------
   Change in Institutional Class ...........................        34,696           800,000
                                                                 ---------       -----------
Total net increase from share transactions .................        34,737           800,001
                                                                 =========       ===========

(d) For the period from February 28, 2006 (commencement of operations) through April 30, 2006.

NOTE 7 - FEDERAL INCOME TAX INFORMATION

         Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. After October 31, 2005, for Federal income tax purposes, the Steward Multi-Manager Equity Fund incurred and elected to defer net capital losses in the amount of $231,601.

         The Fund also had a capital loss carryforward in the amount of $634,076, which is available to offset future realized gains, if any, to the extent provided by treasury regulations.

         The tax character of current year distributions paid and the tax basis of current components of accumulated earning (deficit) will be determined at the end of the current tax year, April 30, 2007.

DISTRIBUTION INFORMATION

         The tax character of distribution paid during the fiscal year ended April 30, 2006 was as follows:

                                               ORDINARY INCOME    CAPITAL GAINS
                                               ---------------    -------------
Steward Multi-Manager Equity Fund ..........     $  276,249        $         -
Steward Domestic All-Cap Equity Fund .......      1,539,685             11,087
Steward Small-Cap Equity Fund ..............              -          5,179,433
Steward Select Bond Fund ...................      4,066,576                  -

NOTE 8 - CONTINGENCIES AND COMMITMENTS

         In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 9 - CONCENTRATION OF CREDIT RISK

         Steward International Equity Fund may have elements of risk associated with its portfolio holdings due to a concentration of investments in certain countries, which may vary throughout the year. As of October 31, 2006, the Fund had approximately 26.1% of its portfolio invested in securities issued in Great Britain.

================================================================================
GENERAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICY AND VOTING RECORDS

         A description of the policies and procedures that the Steward Funds use to determine how to vote proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

         The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC's website at http://www.sec.gov. The Steward Funds' Form N-Q may be reviewed, or, for a fee, may be copied at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================
EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

         As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

         The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                  BEGINNING        ENDING          EXPENSE PAID        EXPENSE RATIO
                                                ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*       DURING PERIOD
                                                   5/1/06         10/31/06      5/1/06 - 10/31/06   5/1/06 - 10/31/06
                                                -------------   -------------   -----------------   -----------------
Steward Multi-Manager Equity Fund
  Individual Class ........................       $1,000.00       $1,023.10           $6.37               1.25%
  Institutional Class .....................        1,000.00        1,023.90            5.10               1.00%
Steward Domestic All-Cap Equity Fund
  Individual Class ........................        1,000.00        1,023.70            4.90               0.96%
  Institutional Class .....................        1,000.00        1,025.00            3.62               0.71%
Steward Small-Cap Equity Fund
  Individual Class ........................        1,000.00          993.20            5.83               1.16%
  Institutional Class .....................        1,000.00          998.50            7.66               1.52%
Steward International Equity Fund
  Individual Class ........................        1,000.00        1,026.10            3.99               1.23%
  Institutional Class .....................        1,000.00        1,027.10            3.38               1.04%
Steward Select Bond Fund
  Individual Class ........................        1,000.00        1,034.60            1.88               1.09%
  Institutional Class .....................        1,000.00        1,036.00            1.42               0.82%
Steward Short-Term Select Bond Fund
  Individual Class ........................        1,000.00        1,020.40            1.96               1.14%
  Institutional Class .....................        1,000.00        1,023.90            1.67               0.97%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

                                                  BEGINNING        ENDING          EXPENSE PAID       EXPENSE RATIO
                                                ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                   5/1/06         10/31/06      5/1/06 - 10/31/06   5/1/06 - 10/31/06
                                                -------------   -------------   -----------------   -----------------
Steward Multi-Manager Equity Fund
  Individual Class ........................       $1,000.00       $1,018.90           $6.36               1.25%
  Institutional Class .....................        1,000.00        1,020.16            5.09               1.00%
Steward Domestic All-Cap Equity Fund
  Individual Class ........................        1,000.00        1,020.37            4.89               0.96%
  Institutional Class .....................        1,000.00        1,021.63            3.62               0.71%
Steward Small-Cap Equity Fund
  Individual Class ........................        1,000.00        1,019.36            5.90               1.16%
  Institutional Class .....................        1,000.00        1,017.54            7.73               1.52%
Steward International Equity Fund
  Individual Class ........................        1,000.00        1,019.00            3.98               1.23%
  Institutional Class .....................        1,000.00        1,019.96            3.37               1.04%
Steward Select Bond Fund
  Individual Class ........................        1,000.00        1,019.71            1.87               1.09%
  Institutional Class .....................        1,000.00        1,021.07            1.41               0.82%
Steward Short-Term Select Bond Fund
  Individual Class ........................        1,000.00        1,019.46            1.96               1.14%
  Institutional Class .....................        1,000.00        1,020.32            1.66               0.97%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================
APPROVAL OF MONEY MANAGER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

         Steward Multi-Manager Equity Fund ("Fund") is advised by Russell Investment Management Company ("RIMCo"), which oversees portfolio management services provided by five sub-advisers ("Money Managers"). The Fund's investment advisory and sub-advisory arrangements are still within their initial 2-year term. (A discussion of the factors considered by the directors and independent directors in initially approving the advisory contract with RIMCo and the money manager contracts with the Money Managers is contained in the Statement of Additional Information of Steward Funds, Inc. dated December 27, 2005; a discussion of factors considered in a February 28, 2006 interim review of the advisory contract with RIMCo is contained in the annual report for the Steward Funds for the period ended April 30, 2006.) However, certain changes during the period covered by this report required approval by the Fund's Board of Directors and by a majority of the Fund's independent directors at an in-person meeting. At its regular meeting held May 15, 2006, the Board, and the independent directors, approved a minor change to language in the money manager agreement between RIMCo and Jacobs Levy Equity Management, Inc. ("Jacobs Levy") describing the money manager fee payable to Jacobs Levy. The language change did not affect advisory fees paid by the Fund, as the fees to the Money Managers, including Jacobs Levy, are paid by RIMCo out of its advisory fees received from the Fund. Moreover, the change in language was intended to clarify certain investment strategies used by Jacobs Levy for certain RIMCo accounts other than the Fund and was not expected to affect fees payable by RIMCo with respect to the Fund or RIMCo's profitability with respect to the Fund. In determining to approve the revised Jacobs Levy money manager agreement, the Board determined that such action was consistent with the best interests of the Fund and its shareholders. At a Special Meeting of the Board of Directors held May 29, 2006, the Board, including a majority of the independent directors, approved the continuation of the money manager contract with Ark Asset Management Company, Inc. ("Ark"). This action was required due to the upcoming retirement of the vice chairman and majority shareowner of Ark. Upon his retirement, the vice chairman would sell his stock back to Ark and forfeit all voting rights. Because this event would result in a change of control of Ark, it would cause an automatic termination of the money manager contract between RIMCo and Ark with respect to the Fund. Counsel to the Fund's independent directors, as well as counsel to the Fund, had reviewed the legal implications for the Fund related to this event. The directors were asked to approve a new money manager agreement between RIMCo and Ark that was substantially identical to the existing agreement and that would involve no material change in the services to be provided to the Fund or fees to be paid by RIMCo to Ark. RIMCo had indicated that it believed no changes would occur to Ark's investment process or business operations due to this event and that all current personnel were expected to remain in place. The directors were also informed that the retiring individual had not been involved in the investment process for the Fund. The directors noted that, pursuant to its advisory contract with respect to the Fund, RIMCo would continue to monitor Ark's performance and would notify the Board if it believed a change was advisable. In determining to approve a new money manager contract between RIMCo and Ark, the directors, and a majority of the independent directors, agreed that it was not likely that the change in control of Ark would cause any material change in the nature or quality of Ark's services to the Fund. They also agreed that continuity in the Fund's management was advisable and believed it would be in the best interests of the Fund and its shareholders to approve the new contract with Ark to permit Ark to continue to provide services to the Fund, which is expected to be substantially the same as those being provided presently.

--------------------------------------------------------------------------------
                               VISIT US ONLINE AT
                               WWW.STEWARDMUTUALFUNDS.COM
--------------------------------------------------------------------------------

                               [LOGO OF STEWARD]

                               S T E W A R D(SM)
                             ----------------------
                             M U T U A L  F U N D S

                       STEWARD FUNDS
---------------------------------------------------------
                       MANAGING WEALTH, PROTECTING VALUES

                          STEWARD MULTI-MANAGER EQUITY FUND
                          STEWARD DOMESTIC ALL-CAP EQUITY FUND
                          STEWARD SMALL-CAP EQUITY FUND
                          STEWARD INTERNATIONAL EQUITY FUND
                          STEWARD SELECT BOND FUND
                          STEWARD SHORT-TERM SELECT BOND FUND

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

                                              Distributed by:
                                              Capstone Asset Planning Company
                                              5847 San Felipe, Suite 4100
                                              Houston, Texas 77057
                                              1-800-262-6631
                          [LOGO OF CAPSTONE]  info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

        Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

        The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

        If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

        NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

        NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        NOT APPLICABLE.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        NOT APPLICABLE.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        NOT APPLICABLE.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        NOT APPLICABLE.

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

        NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in [Sec] 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

        NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

        NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

        NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

        NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

        NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

        NOT APPLICABLE.

        (a) (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

        CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

        (a) (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

        NOT APPLICABLE.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CAPSTONE SERIES FUND, INC.
            -------------------------------------------------------------------

By (Signature and Title)* /s/ Edward L. Jaroski  President
                         ------------------------------------------------------

Date January 12, 2006
    ---------------------------------------------------------------------------

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward L. Jaroski  President
                         ------------------------------------------------------

Date January 12, 2006
    ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Carla Homer  Treasurer
                         ------------------------------------------------------

Date January 12, 2006
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.